UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Life Funds

730 Third Avenue

New York, NY 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

CAPITAL GOODS - 5.9%
11,192		Airbus SE	$1,405,073
4,292		Boeing Co	1,596,195
4,320		Northrop Grumman Corp	1,371,039
4,358		Parker-Hannifin Corp	801,567
2,904		Roper Industries, Inc	860,194
2,713		W.W. Grainger, Inc	969,653

		TOTAL CAPITAL GOODS	7,003,721

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
1,328	*	CoStar Group, Inc	558,875
12,680	*	IHS Markit Ltd	684,213

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,243,088

CONSUMER DURABLES & APPAREL - 2.3%
21,163		Nike, Inc (Class B)	1,792,930
18,738		Tapestry, Inc	941,959

		TOTAL CONSUMER DURABLES & APPAREL	2,734,889

CONSUMER SERVICES - 1.8%
1,757	*	Chipotle Mexican Grill, Inc (Class A)	798,592
10,403		Marriott International, Inc (Class A)	1,373,508

		TOTAL CONSUMER SERVICES	2,172,100

DIVERSIFIED FINANCIALS - 1.0%
15,421		IntercontinentalExchange Group, Inc	1,154,879

		TOTAL DIVERSIFIED FINANCIALS	1,154,879

ENERGY - 0.6%
5,543		EOG Resources, Inc	707,120

		TOTAL ENERGY	707,120

FOOD & STAPLES RETAILING - 1.6%
19,644		Walmart, Inc	1,844,768

		TOTAL FOOD & STAPLES RETAILING	1,844,768

FOOD, BEVERAGE & TOBACCO - 1.4%
5,551		Constellation Brands, Inc (Class A)	1,196,906
8,042	*	Monster Beverage Corp	468,688

		TOTAL FOOD, BEVERAGE & TOBACCO	1,665,594

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
15,331		Abbott Laboratories	1,124,682
1,207	*	Align Technology, Inc	472,203
9,354	*	Cerner Corp	602,491
7,953	*	Edwards Lifesciences Corp	1,384,617
4,826	*	Intuitive Surgical, Inc	2,770,124
205		Straumann Holding AG.	154,439
6,161		Stryker Corp	1,094,687

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,603,243

MATERIALS - 2.1%
2,648		International Flavors & Fragrances, Inc	368,390
4,078		Praxair, Inc	655,457
3,300		Sherwin-Williams Co	1,502,193

		TOTAL MATERIALS	2,526,040

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 1.0%
10,329		Walt Disney Co	$1,207,873

		TOTAL MEDIA	1,207,873

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
2,818	*	Alexion Pharmaceuticals, Inc	391,730
2,718	*	BioMarin Pharmaceutical, Inc	263,564
10,296		Eli Lilly & Co	1,104,864
20,156		Gilead Sciences, Inc	1,556,245
3,731	*	Illumina, Inc	1,369,501
5,656	*	Jazz Pharmaceuticals plc	950,943
8,344		Johnson & Johnson	1,152,890
4,196		Lonza Group AG.	1,435,440
817	*	Sarepta Therapeutics, Inc	131,954
14,088		Schering-Plough Corp	999,403
4,885	*	TESARO, Inc	190,564
3,535	*	Vertex Pharmaceuticals, Inc	681,336
9,646		Zoetis, Inc	883,188

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,111,622

RETAILING - 13.1%
3,343	*	Amazon.com, Inc	6,696,029
13,059		Expedia, Inc	1,703,938
7,393	*	Farfetch Ltd	201,312
9,602		Home Depot, Inc	1,989,054
2,141		Kering	1,148,336
11,701		Kohl’s Corp	872,310
6,400	*	NetFlix, Inc	2,394,432
2,002	*	Ulta Beauty, Inc	564,804

		TOTAL RETAILING	15,570,215

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
8,705		NVIDIA Corp	2,446,279
3,291	*	NXP Semiconductors NV	281,381
6,511		Texas Instruments, Inc	698,565

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,426,225

SOFTWARE & SERVICES - 40.6%
19,225		Activision Blizzard, Inc	1,599,328
11,468	*	Adobe Systems, Inc	3,095,787
4,815	*	Alibaba Group Holding Ltd (ADR)	793,319
3,257	*	Alphabet, Inc (Class A)	3,931,460
3,777	*	Alphabet, Inc (Class C)	4,507,736
12,033		Automatic Data Processing, Inc	1,812,892
2,629	*	Baidu, Inc (ADR)	601,200
32,270	*	eBay, Inc	1,065,555
13,467	*	Facebook, Inc	2,214,783
4,616	*	Gartner, Inc	731,636
9,991	*	GoDaddy, Inc	833,150
3,294	*,n	GrubHub, Inc	456,614
5,108	*	IAC/InterActiveCorp	1,107,006
14,433		Intuit, Inc	3,282,064
15,412		MasterCard, Inc (Class A)	3,430,865
64,635		Microsoft Corp	7,392,305
24,831	*	PayPal Holdings, Inc	2,181,155
2,967	*	Proofpoint, Inc	315,481
21,516	*	salesforce.com, Inc	3,421,689
5,973	*	ServiceNow, Inc	1,168,498
3,903	*,n	Square, Inc	386,436
6		TiVo Corp	75
30,454	*	Twitter, Inc	866,721
19,723		Visa, Inc (Class A)	2,960,225
2,518	*,e	Zscaler, Inc	102,684

		TOTAL SOFTWARE & SERVICES	48,258,664

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
15,772	n	Apple, Inc			$3,560,371
50,322		Cisco Systems, Inc			2,448,166
6,628		Motorola, Inc			862,568
7,911		TE Connectivity Ltd			695,614

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,566,719

TELECOMMUNICATION SERVICES - 1.2%
14,500		Softbank Corp			1,448,543

		TOTAL TELECOMMUNICATION SERVICES			1,448,543

TRANSPORTATION - 1.0%
4,696		FedEx Corp			1,130,750

		TOTAL TRANSPORTATION			1,130,750

		TOTAL COMMON STOCKS			118,376,053

		(Cost $72,830,270)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.7%
$ 850,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	850,000

		TOTAL GOVERNMENT AGENCY DEBT			850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
106,288	c	State Street Navigator Securities Lending Government Money Market Portfolio			106,288

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			106,288

		TOTAL SHORT-TERM INVESTMENTS			956,288

		(Cost $956,288)
		TOTAL INVESTMENTS - 100.3% (Cost $73,786,558)			119,332,341
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(329,922)

		NET ASSETS - 100.0%			$119,002,419

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $101,624.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of September 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
GrubHub, Inc, Call	6	$(1,479)	$155.00	10/19/18	$(354)
Square, Inc, Call	7	(4,090)	95.00	12/21/18	(8,120)
Square, Inc, Put	7	(818)	75.00	10/19/18	(70)
Total	20	$(6,387)			$(8,544)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.2%

AUTOMOBILES & COMPONENTS - 0.3%
5,976		Delphi Automotive plc	$501,386

		TOTAL AUTOMOBILES & COMPONENTS	501,386

BANKS - 6.9%
93,271		Bank of America Corp	2,747,764
22,358		Citigroup, Inc	1,603,963
19,653		Citizens Financial Group, Inc	758,016
9,735		Comerica, Inc	878,097
36,809		Huntington Bancshares, Inc	549,190
29,423		JPMorgan Chase & Co	3,320,091
7,431		PNC Financial Services Group, Inc	1,012,028

		TOTAL BANKS	10,869,149

CAPITAL GOODS - 7.3%
3,522	n	Boeing Co	1,309,832
6,345		Caterpillar, Inc	967,549
6,348	n	Deere & Co	954,295
5,755		Dover Corp	509,490
6,151		Emerson Electric Co	471,043
5,182		Fortive Corp	436,324
44,658	n	General Electric Co	504,189
2,795	n	Harris Corp	472,942
13,657	*	HD Supply Holdings, Inc	584,383
11,571	n	Honeywell International, Inc	1,925,414
4,890		Ingersoll-Rand plc	500,247
9,484		ITT, Inc	580,990
2,685		L3 Technologies, Inc	570,885
3,084	n	Northrop Grumman Corp	978,769
3,316		Siemens AG.	423,996
2,717	*,n	WABCO Holdings, Inc	320,443

		TOTAL CAPITAL GOODS	11,510,791

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
12,246		Waste Management, Inc	1,106,549

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,106,549

CONSUMER DURABLES & APPAREL - 2.8%
5,581		BRP, Inc	261,637
4,202	*,n	Lululemon Athletica, Inc	682,783
25,089	*,e,n	Mattel, Inc	393,897
5,674	n	PVH Corp	819,326
9,330		Sony Corp	567,149
11,998	*,g	Spin Master Corp	475,777
15,813	n	Tapestry, Inc	794,920
8,490		Wolverine World Wide, Inc	331,534

		TOTAL CONSUMER DURABLES & APPAREL	4,327,023

CONSUMER SERVICES - 0.5%
12,523		International Game Technology plc	247,329
4,375		Royal Caribbean Cruises Ltd	568,488

		TOTAL CONSUMER SERVICES	815,817

DIVERSIFIED FINANCIALS - 2.6%
16,011		Blackstone Group LP	609,699
6,416		CME Group, Inc	1,092,067
25,381		Morgan Stanley	1,181,993
6,910		State Street Corp	578,920
12,048		Voya Financial, Inc	598,424

		TOTAL DIVERSIFIED FINANCIALS	4,061,103

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 6.5%
4,605	*	Apergy Corp	$200,594
18,373		Chevron Corp	2,246,650
7,503	*	Concho Resources, Inc	1,146,083
13,094	*	Continental Resources, Inc	894,058
4,589		Delek US Holdings, Inc	194,711
4,298		Diamondback Energy, Inc	581,047
12,431		EOG Resources, Inc	1,585,823
12,286		Occidental Petroleum Corp	1,009,541
24,758	*	Parsley Energy, Inc	724,172
24,958	*,e	Transocean Ltd	348,164
4,705		Valero Energy Corp	535,194
40,511	*	WPX Energy, Inc	815,081

		TOTAL ENERGY	10,281,118

FOOD & STAPLES RETAILING - 0.3%
5,122		Walmart, Inc	481,007

		TOTAL FOOD & STAPLES RETAILING	481,007

FOOD, BEVERAGE & TOBACCO - 6.0%
40,936		Coca-Cola Co	1,890,834
16,509		Coca-Cola European Partners plc (Class A)	750,664
15,340	n	ConAgra Foods, Inc	521,100
4,480	n	Constellation Brands, Inc (Class A)	965,978
5,056	n	Costco Wholesale Corp	1,187,553
3,545		Danone	275,500
7,899		Diageo plc	279,846
7,121		Kraft Heinz Co	392,438
4,997		Lamb Weston Holdings, Inc	332,800
23,539		Mondelez International, Inc	1,011,236
12,817	*,n	Monster Beverage Corp	746,975
5,042		PepsiCo, Inc	563,696
6,944		Pinnacle Foods, Inc	450,041

		TOTAL FOOD, BEVERAGE & TOBACCO	9,368,661

HEALTH CARE EQUIPMENT & SERVICES - 8.6%
23,939		Abbott Laboratories	1,756,165
3,943	n	Anthem, Inc	1,080,579
12,638		Baxter International, Inc	974,264
31,430	*	Boston Scientific Corp	1,210,055
4,209	*	Edwards Lifesciences Corp	732,787
3,066	n	Humana, Inc	1,037,902
2,566	*	Idexx Laboratories, Inc	640,628
3,585	*	Insulet Corp	379,831
1,913	*	Intuitive Surgical, Inc	1,098,062
1,934	*	iRhythm Technologies, Inc	183,073
9,655		Medtronic plc	949,762
7,049	n	Stryker Corp	1,252,466
3,562	n	Universal Health Services, Inc (Class B)	455,366
2,456	*,n	WellCare Health Plans, Inc	787,123
7,954	n	Zimmer Biomet Holdings, Inc	1,045,712

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,583,775

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
5,015		Estee Lauder Cos (Class A)	728,780
13,898		Procter & Gamble Co	1,156,730
2,488		Reckitt Benckiser Group plc	227,279

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,112,789

INSURANCE - 1.7%
9,258		American International Group, Inc	492,896
11,106	*	Athene Holding Ltd	573,736
7,676		Chubb Ltd	1,025,821
6,073		Prudential Financial, Inc	615,316

		TOTAL INSURANCE	2,707,769

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
12,331	*	Allegheny Technologies, Inc	$364,381
26,802		DowDuPont, Inc	1,723,637
6,263		Eastman Chemical Co	599,494
8,582		FMC Corp	748,179
7,666		Nutrien Ltd	442,328
8,215	n	Praxair, Inc	1,320,397

		TOTAL MATERIALS	5,198,416

MEDIA - 2.5%
16,648		Comcast Corp (Class A)	589,506
12,799		Viacom, Inc (Class B)	432,094
12,444		Vivendi Universal S.A.	320,023
15,071		Walt Disney Co	1,762,403
8,191		World Wrestling Entertainment, Inc (Class A)	792,315

		TOTAL MEDIA	3,896,341

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
13,817	n	AbbVie, Inc	1,306,812
4,531	n	Allergan plc	863,065
20,380		AstraZeneca plc (ADR)	806,437
4,560	*	BioMarin Pharmaceutical, Inc	442,183
2,866	*	Bluebird Bio, Inc	418,436
6,423		Bristol-Myers Squibb Co	398,740
6,401		Daiichi Sankyo Co Ltd	277,470
9,109		Eli Lilly & Co	977,487
3,535	*,n	Exact Sciences Corp	278,982
21,057	*	Immunogen, Inc	199,410
2,901	*,n	Jazz Pharmaceuticals plc	487,745
1,666		Lonza Group AG.	569,934
3,780	*,n	Nektar Therapeutics	230,429
3,187	*	Neurocrine Biosciences, Inc	391,842
32,486		Pfizer, Inc	1,431,658
895	*,n	Regeneron Pharmaceuticals, Inc	361,616
1,882	*	Sage Therapeutics, Inc	265,832
5,427		Sanofi-Aventis	484,887
18,395		Schering-Plough Corp	1,304,941
33,482		Teva Pharmaceutical Industries Ltd (ADR)	721,202
2,359		Vifor Pharma AG.	408,981

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,628,089

REAL ESTATE - 0.1%
9,487		Outfront Media, Inc	189,266

		TOTAL REAL ESTATE	189,266

RETAILING - 8.0%
2,750	*	Amazon.com, Inc	5,508,250
6,049	*	ASOS plc	453,592
16,138	*	BJ’s Wholesale Club Holdings, Inc	432,176
11,995	*	Farfetch Ltd	326,624
10,258		Home Depot, Inc	2,124,945
787		Kering	422,111
6,231		Kohl’s Corp	464,521
4,439	*,n	NetFlix, Inc	1,660,763
5,140	n	Tiffany & Co	662,906
2,263	*,n	Ulta Beauty, Inc	638,438

		TOTAL RETAILING	12,694,326

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
22,212	*	Advanced Micro Devices, Inc	686,129
2,068	n	Broadcom, Inc	510,238
5,913	*,n	Cree, Inc	223,925
21,467		Intel Corp	1,015,174

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

34,196		Marvell Technology Group Ltd	$659,983
3,382	n	Monolithic Power Systems, Inc	424,542
6,334		NVIDIA Corp	1,779,981
11,744	n	QUALCOMM, Inc	845,920
4,022	e,n	Universal Display Corp	474,194

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,620,086

SOFTWARE & SERVICES - 17.7%
11,593		Activision Blizzard, Inc	964,422
3,070	*	Adobe Systems, Inc	828,746
3,893	*	Alphabet, Inc (Class C)	4,646,179
3,124		Dassault Systemes S.A.	467,467
10,176		DXC Technology Co	951,660
12,351	*,n	Facebook, Inc	2,031,246
19,008	*	First Data Corp	465,126
1,409	*	GrubHub, Inc	195,316
3,932	*.n	IAC/InterActiveCorp	852,143
5,468	n	International Business Machines Corp	826,816
9,557		MasterCard, Inc (Class A)	2,127,484
51,879		Microsoft Corp	5,933,401
8,017	*,n	Nutanix, Inc	342,486
12,674	*	PayPal Holdings, Inc	1,113,284
3,959	*,n	Proofpoint, Inc	420,960
9,881	*	salesforce.com, Inc	1,571,375
2,778	*,n	ServiceNow, Inc	543,460
1,264	*	Spotify Technology S.A.	228,569
7,009	*,n	Take-Two Interactive Software, Inc	967,172
12,976		Tencent Holdings Ltd	529,821
12,717	*	Teradata Corp	479,558
9,960	*	Twitter, Inc	283,462
3,487	*	VMware, Inc (Class A)	544,181
11,378	*,e,n	Zscaler, Inc	463,995

		TOTAL SOFTWARE & SERVICES	27,778,329

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
30,613	n	Apple, Inc	6,910,579
46,113		Cisco Systems, Inc	2,243,397
7,285		Cognex Corp	406,649
17,853		Corning, Inc	630,211
8,175		Juniper Networks, Inc	245,005
5,976		Motorola, Inc	777,716
18,200	*	Pure Storage, Inc	472,290

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,685,847

TRANSPORTATION - 2.1%
7,661		CSX Corp	567,297
5,686		DSV AS	516,690
3,476	n	FedEx Corp	836,986
16,274	n	Knight-Swift Transportation Holdings, Inc	561,127
2,590		Union Pacific Corp	421,730
2,700	n	United Parcel Service, Inc (Class B)	315,225

		TOTAL TRANSPORTATION	3,219,055

UTILITIES - 1.4%
5,317		Ameren Corp	336,141
9,820		Evergy, Inc	539,314
12,282		FirstEnergy Corp	456,522
5,354	n	NextEra Energy, Inc	897,330

		TOTAL UTILITIES	2,229,307

		TOTAL COMMON STOCKS	157,865,999

		(Cost $100,639,887)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
800		General Electric Co			$48

		TOTAL CAPITAL GOODS			48

SOFTWARE & SERVICES - 0.0%
700		Nutanix, Inc			2,030
400		Red Hat, Inc			1,100

		TOTAL SOFTWARE & SERVICES			3,130

TRANSPORTATION - 0.0%
700		United Parcel Service, Inc			35

		TOTAL TRANSPORTATION			35

		TOTAL PURCHASED OPTIONS			3,213

		(Cost $4,476)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.2%
$ 250,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	250,000

		TOTAL GOVERNMENT AGENCY DEBT			250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
1,428,959	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,428,959

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,428,959

		TOTAL SHORT-TERM INVESTMENTS			1,678,959

		(Cost $1,678,959)
		TOTAL INVESTMENTS - 101.3% (Cost $102,323,322)			159,548,171
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(1,969,843)

		NET ASSETS - 100.0%			$157,578,328

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,385,869.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $475,777 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of September 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
General Electric Co, Call	8	$640	$15.00	01/18/19	$48
Nutanix, Inc, Call	7	2,009	50.00	01/18/19	2,030
Red Hat, Inc, Call	4	1,256	150.00	12/21/18	1,100
United Parcel Service, Inc, Call	7	571	128.00	09/28/18	35
Total	26	$4,476			$3,213

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Written options outstanding as of September 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	10	$(3,380)	$82.50	11/16/18	$(580)
Albemarle Corp, Put	7	(378)	90.00	10/19/18	(140)
Albemarle Corp, Put	1	(878)	87.50	01/18/19	(177)
Alibaba Group Holding Ltd, Put	5	(2,725)	150.00	11/16/18	(1,370)
Allergan plc, Put	5	(9,665)	180.00	01/18/19	(2,587)
American Water Works Co, Inc, Put	13	(2,509)	75.00	12/21/18	(325)
Anthem, Inc, Put	4	(216)	250.00	09/28/18	(54)
Apple, Inc, Call	5	(1,017)	235.00	12/21/18	(2,980)
Apple, Inc, Call	5	(3,115)	245.00	02/15/19	(2,975)
Apple, Inc, Put	5	(1,390)	165.00	10/19/18	(20)
Apple, Inc, Put	5	(1,015)	175.00	11/16/18	(150)
Apple, Inc, Put	5	(1,289)	185.00	12/21/18	(430)
Apple, Inc, Put	5	(2,615)	205.00	02/15/19	(2,600)
Applied Materials, Inc, Put	13	(1,430)	35.00	01/18/19	(1,456)
Arista Networks, Inc, Put	3	(354)	240.00	10/19/18	(264)
Boeing Co, Call	1	(378)	380.00	10/12/18	(275)
Boeing Co, Call	1	(303)	382.50	10/12/18	(227)
Boeing Co, Put	2	(402)	322.50	10/05/18	(12)
Broadcom, Inc, Call	5	(245)	260.00	10/05/18	(80)
Broadcom, Inc, Put	5	(490)	227.50	10/05/18	(63)
Caesarstone Ltd, Put	11	(1,177)	12.50	01/18/19	(303)
Celgene Corp, Put	4	(3,584)	100.00	01/18/19	(4,684)
Celgene Corp, Put	3	(9,294)	110.00	01/18/19	(6,165)
Celgene Corp, Put	11	(5,048)	85.00	01/18/19	(3,179)
Chipotle Mexican Grill, Inc, Put	3	(4,584)	400.00	12/21/18	(2,730)
Chipotle Mexican Grill, Inc, Put	2	(1,956)	425.00	12/21/18	(3,200)
Chipotle Mexican Grill, Inc, Put	1	(1,528)	460.00	01/18/19	(3,200)
Cigna Corp, Put	5	(4,540)	165.00	01/18/19	(275)
Clovis Oncology, Inc, Put	2	(1,036)	40.00	01/18/19	(2,512)
Coherent, Inc, Put	4	(6,112)	145.00	02/15/19	(2,760)
ConAgra Brands, Inc, Put	23	(2,645)	33.00	12/21/18	(2,300)
Constellation Brands, Inc, Put	2	(756)	195.00	10/19/18	(140)
Constellation Brands, Inc, Put	2	(996)	185.00	01/18/19	(360)
Costco Wholesale Corp, Put	5	(611)	220.00	10/05/18	(270)
Cree, Inc, Put	13	(962)	39.00	10/19/18	(3,256)
Deere & Co, Call	3	(177)	162.50	10/05/18	(21)
Deere & Co, Put	3	(645)	146.00	10/19/18	(446)
DISH Network Corp, Put	14	(12,152)	45.00	01/18/19	(13,580)
Electronic Arts, Inc, Put	6	(1,074)	105.00	10/19/18	(126)
Exact Sciences Corp, Call	18	(3,689)	80.00	01/18/19	(13,824)
Exact Sciences Corp, Put	18	(15,444)	55.00	01/18/19	(1,755)
Facebook, Inc, Call	2	(860)	180.00	12/21/18	(820)
Facebook, Inc, Put	2	(2,282)	165.00	12/21/18	(1,900)
Facebook, Inc, Put	3	(3,045)	170.00	12/21/18	(3,675)
FedEx Corp, Call	4	(528)	280.00	01/18/19	(500)
FedEx Corp, Put	4	(3,928)	220.00	10/19/18	(124)
FedEx Corp, Put	4	(1,132)	230.00	11/16/18	(1,160)
General Electric Co, Call	17	(289)	18.00	01/18/19	(34)
General Electric Co, Put	33	(1,584)	13.00	12/21/18	(5,973)
General Electric Co, Put	17	(2,431)	14.00	01/18/19	(4,675)
Goldman Sachs Group, Inc, Put	2	(4,022)	235.00	01/18/19	(3,000)
Hain Celestial Group, Inc, Put	22	(4,246)	26.00	01/18/19	(3,135)
Harris Corp, Call	7	(1,379)	180.00	11/16/18	(1,134)
Harris Corp, Put	7	(812)	140.00	11/16/18	(245)
Humana, Inc, Call	3	(1,645)	350.00	11/16/18	(1,485)
Humana, Inc, Put	3	(1,255)	315.00	11/16/18	(750)
IAC/InterActiveCorp, Call	5	(3,608)	240.00	01/18/19	(3,400)
IAC/InterActiveCorp, Put	8	(4,584)	165.00	01/18/19	(1,500)
IAC/InterActiveCorp, Put	5	(4,419)	200.00	01/18/19	(4,050)
Incyte Corp, Put	3	(1,128)	60.00	01/18/19	(600)
Ingredion, Inc, Put	3	(1,314)	95.00	01/18/19	(518)
International Business Machines Corp, Put	7	(4,095)	135.00	01/18/19	(931)
Jazz Pharmaceuticals plc, Put	3	(423)	160.00	10/19/18	(405)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Knight-Swift Transportation Holdings, Inc, Put	13	$(2,509)	$35.00	11/16/18	$(2,925)
Lululemon Athletica, Inc, Call	7	(1,532)	170.00	10/19/18	(1,183)
Mattel, Inc, Put	11	(2,178)	13.00	01/18/19	(451)
McDonald’s Corp, Put	3	(1,239)	145.00	12/21/18	(160)
Microchip Technology, Inc, Put	10	(2,190)	75.00	11/16/18	(2,025)
Micron Technology, Inc, Put	13	(3,614)	45.00	01/18/19	(4,745)
Monolithic Power Systems, Inc, Call	5	(1,505)	160.00	12/21/18	(437)
Monolithic Power Systems, Inc, Put	5	(700)	125.00	10/19/18	(1,600)
Monster Beverage Corp, Put	10	(1,287)	45.00	12/21/18	(200)
Nektar Therapeutics, Put	8	(10,864)	55.00	01/18/19	(4,880)
NetFlix, Inc, Put	3	(266)	322.50	09/28/18	(3)
Newell Brands, Inc, Put	15	(2,820)	25.00	01/18/19	(7,725)
NextEra Energy, Inc, Put	5	(245)	160.00	10/19/18	(225)
Northrop Grumman Corp, Put	1	(1,568)	300.00	01/18/19	(671)
Northrop Grumman Corp, Put	2	(3,966)	310.00	01/18/19	(1,960)
Nutanix, Inc, Call	7	(913)	57.50	01/18/19	(980)
Nutanix, Inc, Put	4	(216)	37.50	10/19/18	(200)
Nutanix, Inc, Put	5	(245)	40.00	10/19/18	(530)
Nutanix, Inc, Put	7	(931)	32.50	01/18/19	(998)
Parker-Hannifin Corp, Put	4	(3,352)	150.00	02/15/19	(790)
Praxair, Inc, Put	3	(491)	140.00	11/16/18	(488)
Praxair, Inc, Put	3	(3,340)	140.00	01/18/19	(847)
Proofpoint, Inc, Put	3	(276)	95.00	10/19/18	(390)
PVH Corp, Put	5	(865)	130.00	10/19/18	(125)
QUALCOMM, Inc, Call	8	(617)	80.00	11/16/18	(496)
QUALCOMM, Inc, Put	8	(832)	65.00	11/16/18	(416)
Raytheon Co, Put	3	(378)	150.00	11/16/18	(33)
Raytheon Co, Put	3	(1,938)	185.00	11/16/18	(306)
Red Hat, Inc, Call	4	(568)	160.00	12/21/18	(460)
Red Hat, Inc, Put	7	(515)	125.00	10/19/18	(231)
Red Hat, Inc, Put	4	(964)	120.00	12/21/18	(730)
Regeneron Pharmaceuticals, Inc, Call	3	(6,864)	430.00	02/15/19	(6,930)
Rockwell Automation, Inc, Put	2	(1,162)	150.00	10/19/18	(40)
Rockwell Automation, Inc, Put	2	(1,229)	155.00	01/18/19	(170)
Roku, Inc, Put	10	(939)	50.00	10/19/18	(70)
ServiceNow, Inc, Put	5	(537)	170.00	10/05/18	(15)
Stanley Black & Decker, Inc, Put	2	(1,026)	135.00	10/19/18	(85)
Stryker Corp, Put	5	(2,591)	155.00	12/21/18	(337)
Take-Two Interactive Software, Inc, Put	7	(2,134)	70.00	01/18/19	(105)
Tapestry, Inc, Put	20	(2,245)	40.00	11/16/18	(200)
Tiffany & Co, Call	10	(5,259)	150.00	01/18/19	(1,750)
Tiffany & Co, Put	10	(4,380)	110.00	11/16/18	(490)
Tiffany & Co, Put	10	(2,226)	115.00	01/18/19	(2,925)
Tiffany & Co, Put	10	(5,531)	120.00	01/18/19	(4,050)
Ulta Beauty, Inc, Call	2	(1,103)	315.00	12/21/18	(1,120)
Ulta Beauty, Inc, Put	2	(775)	225.00	12/21/18	(350)
United Parcel Service, Inc, Call	7	(154)	132.00	09/28/18	(81)
United Parcel Service, Inc, Call	7	(84)	130.00	10/26/18	(70)
United Parcel Service, Inc, Put	7	(80)	111.00	09/28/18	(14)
United Parcel Service, Inc, Put	7	(616)	111.00	10/26/18	(546)
Universal Display Corp, Call	7	(1,911)	140.00	10/19/18	(154)
Universal Display Corp, Put	7	(721)	100.00	10/19/18	(315)
Universal Display Corp, Put	7	(1,372)	110.00	10/19/18	(980)
Universal Health Services, Inc, Call	5	(715)	145.00	01/18/19	(388)
Universal Health Services, Inc, Put	5	(740)	115.00	10/19/18	(75)
WABCO Holdings, Inc, Put	7	(3,913)	115.00	12/21/18	(2,940)
Weight Watchers International, Inc, Put	12	(1,661)	60.00	10/19/18	(300)
WellCare Health Plans, Inc, Call	3	(3,793)	350.00	03/15/19	(3,690)
WellCare Health Plans, Inc, Put	3	(2,424)	270.00	03/15/19	(1,695)
WellCare Health Plans, Inc, Put	3	(2,811)	290.00	03/15/19	(2,835)
Wynn Resorts Ltd, Put	5	(480)	120.00	09/28/18	(15)
Zimmer Biomet Holdings, Inc, Put	7	(5,586)	110.00	12/21/18	(490)
Zscaler, Inc, Put	10	(1,050)	35.00	10/19/18	(500)
Total	820	$(279,849)			$(192,800)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.2%

AUTOMOBILES & COMPONENTS - 1.4%
23,669		General Motors Co	$796,935
9,813		Peugeot S.A.	264,713

		TOTAL AUTOMOBILES & COMPONENTS	1,061,648

BANKS - 11.1%
85,564		Bank of America Corp	2,520,716
20,216		Citigroup, Inc	1,450,296
5,886		Citizens Financial Group, Inc	227,023
4,826		Comerica, Inc	435,305
8,155		Fifth Third Bancorp	227,687
16,103		Huntington Bancshares, Inc	240,257
10,543		JPMorgan Chase & Co	1,189,672
23,769		Regions Financial Corp	436,161
23,277		Wells Fargo & Co	1,223,439
8,218		Zions Bancorporation	412,133

		TOTAL BANKS	8,362,689

CAPITAL GOODS - 6.0%
16,585		Arconic, Inc	365,036
188,288	*	Bombardier, Inc	670,557
6,726	*	Colfax Corp	242,540
7,741		Eaton Corp	671,377
6,263	*	Evoqua Water Technologies Corp	111,356
2,604		Fortive Corp	219,257
51,361		General Electric Co	579,865
8,481		GrafTech International Ltd	165,464
1,835	*	Herc Holdings, Inc	93,952
3,308		Johnson Controls International plc	115,780
1,822	*	SPX Corp	60,691
7,861	*	SPX FLOW, Inc	408,772
19,561		Triumph Group, Inc	455,771
2,436		United Technologies Corp	340,577

		TOTAL CAPITAL GOODS	4,500,995

CONSUMER DURABLES & APPAREL - 2.0%
35,005		Cyrela Brazil Realty S.A.	93,091
19,690		Hanesbrands, Inc	362,887
6,388		Lennar Corp (Class A)	298,256
18,698		Newell Rubbermaid, Inc	379,569
16,853	*,e	Under Armour, Inc (Class A)	357,621

		TOTAL CONSUMER DURABLES & APPAREL	1,491,424

CONSUMER SERVICES - 2.5%
31,692		Arcos Dorados Holdings, Inc	198,075
5,311		Carnival Corp	338,682
8,182		Extended Stay America, Inc	165,522
1,673		International Game Technology plc	33,042
8,168		Melco Crown Entertainment Ltd (ADR)	172,753
13,211		Red Rock Resorts, Inc	352,073
7,093		Restaurant Brands International, Inc	420,473
1,859		Wynn Resorts Ltd	236,205

		TOTAL CONSUMER SERVICES	1,916,825

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.9%
2,374		American Express Co	$252,807
15,785		AXA Equitable Holdings, Inc	338,588
1,962		Bank of New York Mellon Corp	100,043
9,765		Blackstone Group LP	371,851
3,930		Capital One Financial Corp	373,075
5,382		Goldman Sachs Group, Inc	1,206,859
8,067		Morgan Stanley	375,680
5,418		State Street Corp	453,920
8,957		Synchrony Financial	278,384

		TOTAL DIVERSIFIED FINANCIALS	3,751,207

ENERGY - 12.3%
2,253		Anadarko Petroleum Corp	151,875
3,345		Apache Corp	159,456
2,486		Arch Coal, Inc	222,248
61,496		Cenovus Energy, Inc	616,805
7,421		Chevron Corp	907,440
2,114	*	Concho Resources, Inc	322,914
16,051		Devon Energy Corp	641,077
148		Diamondback Energy, Inc	20,008
4,885		EOG Resources, Inc	623,179
12,679		Exxon Mobil Corp	1,077,969
14,957	*	Matador Resources Co	494,329
35,900	*	MEG Energy Corp	223,185
19,004		Nabors Industries Ltd	117,065
3,631		National Oilwell Varco, Inc	156,423
3,425		Occidental Petroleum Corp	281,432
33,849	*	Parsley Energy, Inc	990,083
14,394		Plains All American Pipeline LP	359,994
5,235		Plains GP Holdings LP	128,415
3,427		RPC, Inc	53,050
20,335		TechnipFMC plc	635,469
13,087	*,e	Transocean Ltd	182,564
101,661	*,e	Weatherford International Ltd	275,501
17,342		Williams Cos, Inc	471,529
7,269	*	WPX Energy, Inc	146,252

		TOTAL ENERGY	9,258,262

FOOD & STAPLES RETAILING - 0.9%
7,767		Walmart, Inc	729,399

		TOTAL FOOD & STAPLES RETAILING	729,399

FOOD, BEVERAGE & TOBACCO - 4.5%
1,543	e	Anheuser-Busch InBev NV (ADR)	135,120
4,667		Bunge Ltd	320,670
5,253		General Mills, Inc	225,459
21,999		Kraft Heinz Co	1,212,365
712		Molson Coors Brewing Co (Class B)	43,788
13,262		Mondelez International, Inc	569,735
10,976		Philip Morris International, Inc	894,983

		TOTAL FOOD, BEVERAGE & TOBACCO	3,402,120

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
1,657		Aetna Inc	336,122
610		Anthem, Inc	167,171
1,014		Baxter International, Inc	78,169
13,565		CVS Health Corp	1,067,837
3,474		McKesson Corp	460,826
2,594		Medtronic plc	255,172
5,151	*	Molina Healthcare, Inc	765,953
3,776		Zimmer Biomet Holdings, Inc	496,431

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,627,681

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
11,549		Procter & Gamble Co	$961,223

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	961,223

INSURANCE - 5.0%
13,844		American International Group, Inc	737,055
4,947	*	Athene Holding Ltd	255,562
1,439	*	Berkshire Hathaway, Inc (Class B)	308,104
2,266		Chubb Ltd	302,828
3,429		Hartford Financial Services Group, Inc	171,313
10,986		Manulife Financial Corp	196,430
20,353		Metlife, Inc	950,892
57,000		Ping An Insurance Group Co of China Ltd	577,421
2,715		Prudential Financial, Inc	275,084

		TOTAL INSURANCE	3,774,689

MATERIALS - 5.3%
3,061		Ashland Global Holdings, Inc	256,695
2,031	*	Berry Plastics Group, Inc	98,280
5,529	*	Crown Holdings, Inc	265,392
15,211		DowDuPont, Inc	978,219
28,587	e	First Quantum Minerals Ltd	325,564
20,250		Freeport-McMoRan Copper & Gold, Inc (Class B)	281,880
44,198		Glencore Xstrata plc	190,523
14,397		Louisiana-Pacific Corp	381,377
7,618		Olin Corp	195,630
9,927		ThyssenKrupp AG.	250,423
18,370		Tronox Ltd	219,522
7,849		WR Grace and Co	560,890

		TOTAL MATERIALS	4,004,395

MEDIA - 2.1%
15,375		Comcast Corp (Class A)	544,429
10,353	*	DISH Network Corp (Class A)	370,223
5,774		Walt Disney Co	675,212

		TOTAL MEDIA	1,589,864

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.1%
7,872		Allergan plc	1,499,459
1,928	*	Biogen Idec, Inc	681,182
2,461		Bristol-Myers Squibb Co	152,779
15,507		Gilead Sciences, Inc	1,197,295
4,667		Johnson & Johnson	644,839
5,333	*	Mylan NV	195,188
2,101	*	PerkinElmer, Inc	204,364
40,963		Pfizer, Inc	1,805,239
7,927		Sanofi-Aventis S.A. (ADR)	354,099
9,088		Schering-Plough Corp	644,703
4,165	*,e	TESARO, Inc	162,477
37,529		Teva Pharmaceutical Industries Ltd (ADR)	808,375

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,349,999

REAL ESTATE - 0.2%
627		AvalonBay Communities, Inc	113,581

		TOTAL REAL ESTATE	113,581

RETAILING - 2.1%
2,560		Advance Auto Parts, Inc	430,925
9,950		Bed Bath & Beyond, Inc	149,250
3,160	*	Dollar Tree, Inc	257,698
3,934		Expedia, Inc	513,308
37,317	*	Groupon, Inc	140,685
164,000		Hengdeli Holdings Ltd	6,606
28,004		Via Varejo S.A.	103,458

		TOTAL RETAILING	1,601,930

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
16,145	*	Advanced Micro Devices, Inc	$498,719
8,982	*	Cree, Inc	340,148
11,609		Intel Corp	548,990
11,797		Marvell Technology Group Ltd	227,682
2,143	*	Mellanox Technologies Ltd	157,404
3,474	*	NXP Semiconductors NV	297,027
8,075		QUALCOMM, Inc	581,642

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,651,612

SOFTWARE & SERVICES - 4.7%
9,869	*	eBay, Inc	325,874
4,695	*	GreenSky, Inc	84,510
3,551		International Business Machines Corp	536,947
1,343	*	MicroStrategy, Inc (Class A)	188,853
12,998		Oracle Corp	670,177
60,829	*	Pandora Media, Inc	578,484
2,004	*	Proofpoint, Inc	213,085
18,362	*	Teradata Corp	692,431
69,046	*	Zynga, Inc	276,874

		TOTAL SOFTWARE & SERVICES	3,567,235

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
34,972		Cisco Systems, Inc	1,701,388
10,213		Corning, Inc	360,519
6,609		Hewlett Packard Enterprise Co	107,793
10,858	*	Infinera Corp	79,263
16,052		Juniper Networks, Inc	481,079
4,266	*	Lumentum Holdings, Inc	255,747
900		Murata Manufacturing Co Ltd	138,290
55,217		Nokia Corp	308,111
14,633		Xerox Corp	394,798

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,826,988

TELECOMMUNICATION SERVICES - 4.6%
29,860		AT&T, Inc	1,002,699
26,809		CenturyLink, Inc	568,351
24,345	*	Sprint Corp	159,216
12,783		Telephone & Data Systems, Inc	388,987
25,857		Verizon Communications, Inc	1,380,505

		TOTAL TELECOMMUNICATION SERVICES	3,499,758

TRANSPORTATION - 1.9%
11,540		American Airlines Group, Inc	476,948
15,994	*,†,m	AMR CORPORATION	160
5,285	*	Kirby Corp	434,691
15,916		Knight-Swift Transportation Holdings, Inc	548,784

		TOTAL TRANSPORTATION	1,460,583

UTILITIES - 2.9%
2,402		Duke Energy Corp	192,208
1,337		Edison International	90,488
3,638		Entergy Corp	295,151
4,628		Exelon Corp	202,058
25,398		FirstEnergy Corp	944,044
5,065		PG&E Corp	233,041
1,809		Pinnacle West Capital Corp	143,237
1,078		Sempra Energy	122,622

		TOTAL UTILITIES	2,222,849

		TOTAL COMMON STOCKS	75,726,956

		(Cost $63,612,796)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.9%
$ 650,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	$650,000

		TOTAL GOVERNMENT AGENCY DEBT			650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
1,221,982	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,221,982

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,221,982

		TOTAL SHORT-TERM INVESTMENTS			1,871,982

		(Cost $1,871,982)
		TOTAL INVESTMENTS - 102.7%			77,598,938
		(Cost $65,484,778)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(2,038,391)

		NET ASSETS - 100.0%			$75,560,547

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,169,474.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
20,000	*	GDS Holdings Ltd (ADR)	$702,600

		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	702,600

DIVERSIFIED REITS - 0.5%
35,000		Colony Capital, Inc	213,150
18,000		Lexington Realty Trust	149,400

		TOTAL DIVERSIFIED REITS	362,550

HEALTH CARE REITS - 5.9%
50,000		HCP, Inc	1,316,000
15,000		Healthcare Trust of America, Inc	400,050
20,000		Ventas, Inc	1,087,600
23,000		Welltower, Inc	1,479,360

		TOTAL HEALTH CARE REITS	4,283,010

HOMEBUILDING - 0.4%
24,000	*	TRI Pointe Homes, Inc	297,600

		TOTAL HOMEBUILDING	297,600

HOTEL & RESORT REITS - 4.0%
70,000		Host Marriott Corp	1,477,000
10,000		Pebblebrook Hotel Trust	363,700
65,000		Sunstone Hotel Investors, Inc	1,063,400

		TOTAL HOTEL & RESORT REITS	2,904,100

INDUSTRIAL REITS - 10.4%
3,697		Duke Realty Corp	104,884
4,000		EastGroup Properties, Inc	382,480
55,000		Prologis, Inc	3,728,450
78,000		Rexford Industrial Realty, Inc	2,492,880
23,000		Terreno Realty Corp	867,100

		TOTAL INDUSTRIAL REITS	7,575,794

IT CONSULTING & OTHER SERVICES - 0.9%
9,500	*	InterXion Holding NV	639,350

		TOTAL IT CONSULTING & OTHER SERVICES	639,350

MORTGAGE REITS - 1.7%
11,500		Hannon Armstrong Sustainable Infrastructure Capital, Inc	246,905
45,000		Starwood Property Trust, Inc	968,400

		TOTAL MORTGAGE REITS	1,215,305

OFFICE REITS - 10.8%
16,000		Alexandria Real Estate Equities, Inc	2,012,640
22,800		Boston Properties, Inc	2,806,452
28,000		Hudson Pacific Properties	916,160
11,000		JBG SMITH Properties	405,130
16,500		Kilroy Realty Corp	1,182,885
5,700		SL Green Realty Corp	555,921

		TOTAL OFFICE REITS	7,879,188

REAL ESTATE OPERATING COMPANIES - 0.5%
25,000		Essential Properties Realty Trust, Inc	354,750

		TOTAL REAL ESTATE OPERATING COMPANIES	354,750

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE SERVICES - 0.4%
14,000		Kennedy-Wilson Holdings, Inc	$301,000

		TOTAL REAL ESTATE SERVICES	301,000

RESIDENTIAL REITS - 20.4%
60,000		American Homes 4 Rent	1,313,400
16,000		AvalonBay Communities, Inc	2,898,400
14,000		Camden Property Trust	1,309,980
21,000		Equity Lifestyle Properties, Inc	2,025,450
25,000		Equity Residential	1,656,500
9,000		Essex Property Trust, Inc	2,220,390
50,000		Invitation Homes, Inc	1,145,500
23,000		Sun Communities, Inc	2,335,420

		TOTAL RESIDENTIAL REITS	14,905,040

RETAIL REITS - 16.1%
14,000		Agree Realty Corp	743,680
40,000		DDR Corp	535,600
12,500		Federal Realty Investment Trust	1,580,875
5,500		Realty Income Corp	312,895
31,000		Regency Centers Corp	2,004,770
57,000		Retail Opportunities Investment Corp	1,064,190
30,000		Simon Property Group, Inc	5,302,500
4,000		Taubman Centers, Inc	239,320

		TOTAL RETAIL REITS	11,783,830

SPECIALIZED REITS - 26.3%
20,000		American Tower Corp	2,906,000
25,500		Crown Castle International Corp	2,838,915
13,000		CyrusOne, Inc	824,200
10,000		Digital Realty Trust, Inc	1,124,800
6,500		Equinix, Inc	2,813,785
12,500		Extra Space Storage, Inc	1,083,000
30,000		Four Corners Property Trust, Inc	770,700
15,000		Gaming and Leisure Properties, Inc	528,750
29,743		National Storage Affiliates Trust	756,662
6,000		Public Storage, Inc	1,209,780
23,000		QTS Realty Trust, Inc	981,410
7,500	*	SBA Communications Corp	1,204,725
12,000		Uniti Group, Inc	241,800
63,000		Weyerhaeuser Co	2,033,010

		TOTAL SPECIALIZED REITS	19,317,537

		TOTAL COMMON STOCKS	72,521,654

		(Cost $54,183,064)
		TOTAL INVESTMENTS - 99.3% (Cost $54,183,064)	72,521,654
		OTHER ASSETS & LIABILITIES, NET - 0.7%	498,416

		NET ASSETS - 100.0%	$73,020,070

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.3%
6,559	*	Stoneridge, Inc	$194,933

		TOTAL AUTOMOBILES & COMPONENTS	194,933

BANKS - 11.3%
6,800		Bank of NT Butterfield & Son Ltd	352,648
8,524		Cadence BanCorp	222,647
8,390		Cathay General Bancorp	347,682
3,932		Centerstate Banks of Florida, Inc	110,293
9,750	*	Customers Bancorp, Inc	229,417
3,980	*	Eagle Bancorp, Inc	201,388
8,610	*	Essent Group Ltd	380,993
4,610	*	FCB Financial Holdings, Inc	218,514
2,070		Federal Agricultural Mortgage Corp (Class C)	149,413
28,030	*	First Bancorp (Puerto Rico)	255,073
11,030		First Commonwealth Financial Corp	178,024
5,000		First Interstate Bancsystem, Inc	224,000
4,950		First Merchants Corp	222,700
6,749	*	Flagstar Bancorp, Inc	212,391
9,400		Fulton Financial Corp	156,510
8,320		Hancock Holding Co	395,616
4,460		IBERIABANK Corp	362,821
4,400		LegacyTexas Financial Group, Inc	187,440
13,710	*	MGIC Investment Corp	182,480
11,850		OFG Bancorp	191,378
9,043		Oritani Financial Corp	140,619
11,660		Radian Group, Inc	241,012
9,200		Simmons First National Corp (Class A)	270,940
14,410		Sterling Bancorp/DE	317,020
11,987		United Community Banks, Inc	334,317
5,930		Walker & Dunlop, Inc	313,578
7,750		Washington Federal, Inc	248,000
1,200		WSFS Financial Corp	56,580

		TOTAL BANKS	6,703,494

CAPITAL GOODS - 10.4%
4,625	*	Aerojet Rocketdyne Holdings, Inc	157,204
4,450		Applied Industrial Technologies, Inc	348,212
10,428	*	Atkore International Group, Inc	276,655
6,209	*	BMC Stock Holdings, Inc	115,798
7,479		Comfort Systems USA, Inc	421,816
6,270	*	Continental Building Products Inc	235,438
2,880		Crane Co	283,248
2,080		Curtiss-Wright Corp	285,833
6,197		EMCOR Group, Inc	465,457
6,560	*	Generac Holdings, Inc	370,050
8,242	*	GMS, Inc	191,214
7,560	*	Harsco Corp	215,838
7,270		Hillenbrand, Inc	380,221
2,450		ITT, Inc	150,087
1,900		Kadant, Inc	204,915
1,000	*	Mastec, Inc	44,650
11,360	*	Meritor, Inc	219,930
3,080		Moog, Inc (Class A)	264,788
5,432	*	Patrick Industries, Inc	321,574
10,970	*	Rexnord Corp	337,876
960	*	Teledyne Technologies, Inc	236,813

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,790	*	Trex Co, Inc	$368,734
8,390	*	Univar, Inc	257,237

		TOTAL CAPITAL GOODS	6,153,588

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
4,220		Brink’s Co	294,345
5,629		Exponent, Inc	301,714
1,300		ICF International, Inc	98,085
4,130		Insperity, Inc	487,133
1,700		MSA Safety, Inc	180,948
253	*	On Assignment, Inc	19,969
490	*	TriNet Group, Inc	27,597
5,228		Viad Corp	309,759
1,102	*	WageWorks, Inc	47,111

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,766,661

CONSUMER DURABLES & APPAREL - 3.5%
13,110		Callaway Golf Co	318,442
950	*	Cavco Industries, Inc	240,350
2,340	*	Deckers Outdoor Corp	277,477
2,000	*	Helen of Troy Ltd	261,800
9,100		KB Home	217,581
2,090	*	Malibu Boats Inc	114,365
5,380	*,e	Roku, Inc	392,901
4,420		Steven Madden Ltd	233,818

		TOTAL CONSUMER DURABLES & APPAREL	2,056,734

CONSUMER SERVICES - 3.6%
2,600		BJ’s Restaurants, Inc	187,720
2,500	*	Bright Horizons Family Solutions	294,600
3,300		Dave & Buster’s Entertainment, Inc	218,526
5,870	*	Denny’s Corp	86,406
15	*	Grand Canyon Education, Inc	1,692
2,160		Planet Fitness, Inc	116,705
6,800		Red Rock Resorts, Inc	181,220
4,010	*	Sotheby’s (Class A)	197,252
1,700		Strategic Education Inc	232,951
5,660		Texas Roadhouse, Inc (Class A)	392,181
2,830	*	Weight Watchers International, Inc	203,732

		TOTAL CONSUMER SERVICES	2,112,985

DIVERSIFIED FINANCIALS - 4.1%
7,497		Artisan Partners Asset Management, Inc	242,903
13,280		BGC Partners, Inc (Class A)	156,970
3,175		Evercore Partners, Inc (Class A)	319,246
4,030	*	Green Dot Corp	357,945
4,440		Houlihan Lokey, Inc	199,489
3,200		iShares Russell 2000 Index Fund	539,360
5,947		OM Asset Management plc	73,743
22,232	*	SLM Corp	247,887
5,744		Stifel Financial Corp	294,437

		TOTAL DIVERSIFIED FINANCIALS	2,431,980

ENERGY - 5.7%
2,530		Arch Coal, Inc	226,182
7,540	*	C&J Energy Services, Inc	156,832
5,903	*	Cactus, Inc	225,967
1,800		CVR Energy, Inc	72,396
5,657		Delek US Holdings, Inc	240,027
4,709	*	Exterran Corp	124,930
9,730		Green Plains Renewable Energy, Inc	167,356
16,110	*	Helix Energy Solutions Group, Inc	159,167
14,650	*	Keane Group, Inc	181,220
3,900		Mammoth Energy Services, Inc	113,490

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,266	*	McDermott International, Inc	$207,632
19,050	*	Oasis Petroleum, Inc	270,129
8,510	*	Par Pacific Holdings, Inc	173,604
7,320		Peabody Energy Corp	260,885
11,330	*	ProPetro Holding Corp	186,832
8,040	*	Renewable Energy Group, Inc	231,552
7,900	*	Rowan Cos plc	148,757
8,724	*	SandRidge Energy, Inc	94,830
5,080		World Fuel Services Corp	140,614

		TOTAL ENERGY	3,382,402

FOOD, BEVERAGE & TOBACCO - 0.7%
200	*	Boston Beer Co, Inc (Class A)	57,500
10,810		Dean Foods Co	76,751
1,960		Lancaster Colony Corp	292,452

		TOTAL FOOD, BEVERAGE & TOBACCO	426,703

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
8,850	*	Allscripts Healthcare Solutions, Inc	126,112
3,900	*	Cardiovascular Systems, Inc	152,646
2,750		Conmed Corp	217,855
4,700	*	Globus Medical, Inc	266,772
3,990		Hill-Rom Holdings, Inc	376,656
10,860	*	HMS Holdings Corp	356,317
1,170	*	Inogen Inc	285,620
4,400	*	Integer Holding Corp	364,980
11,180	*	Lantheus Holdings, Inc	167,141
2,244	*	LHC Group, Inc	231,110
1,500	*	LivaNova plc	185,955
2,510	*	Magellan Health Services, Inc	180,846
2,480	*	Masimo Corp	308,859
1,000	*	NuVasive, Inc	70,980
11,264	*	OraSure Technologies, Inc	174,029
4,410	*	Orthofix International NV	254,942

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,720,820

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,000		Medifast, Inc	221,550
2,110		Nu Skin Enterprises, Inc (Class A)	173,906
2,640	*	USANA Health Sciences, Inc	318,252

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	713,708

INSURANCE - 1.8%
6,116		American Equity Investment Life Holding Co	216,262
2,200		Amerisafe, Inc	136,290
4,510		Axis Capital Holdings Ltd	260,272
3,300		Employers Holdings, Inc	149,490
7,310	*	Third Point Reinsurance Ltd	95,030
4,362		Universal Insurance Holdings, Inc	211,775

		TOTAL INSURANCE	1,069,119

MATERIALS - 4.0%
34,920	*,e	AK Steel Holding Corp	171,108
5,770		Boise Cascade Co	212,336
10,700	*,m	Ferroglobe plc	0
3,600	*	Ingevity Corp	366,768
4,437	*	Koppers Holdings, Inc	138,212
2,850		Materion Corp	172,425
1,970		Reliance Steel & Aluminum Co	168,021
9,379		Schnitzer Steel Industries, Inc (Class A)	253,702
2,200		Stepan Co	191,422
2,900		Trinseo S.A.	227,070
3,000		Tronox Ltd	35,850
2,220	*,e	US Concrete, Inc	101,787

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,480	*	Verso Corp	$150,842
4,430	*	Worthington Industries, Inc	192,085

		TOTAL MATERIALS	2,381,628

MEDIA - 1.3%
7,410	*	Imax Corp	191,178
940	*	Madison Square Garden Co	296,401
2,830		World Wrestling Entertainment, Inc (Class A)	273,746

		TOTAL MEDIA	761,325

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
22,337	*	Achillion Pharmaceuticals, Inc	82,200
1,000	*	Acorda Therapeutics, Inc	19,650
1,600	*	Akorn, Inc	20,768
4,500	*	AMAG Pharmaceuticals, Inc	90,000
5,200	*,e	Amicus Therapeutics, Inc	62,868
9,140	*	Amneal Pharmaceuticals, Inc	202,817
7,540	*	Amphastar Pharmaceuticals, Inc	145,070
3,800	*	Ardelyx, Inc	16,530
3,813	*	Arena Pharmaceuticals, Inc	175,474
8,332	*,e	Array Biopharma, Inc	126,646
1,100	*	Assembly Biosciences, Inc	40,854
1,590	*	Blueprint Medicines Corp	124,115
4,490	*	Calithera Biosciences, Inc	23,573
4,530	*	CareDx, Inc	130,691
600	*	Clovis Oncology, Inc	17,622
4,729	*	Concert Pharmaceuticals Inc	70,178
1,500	*,e	Corcept Therapeutics, Inc	21,030
1,300	*	CytomX Therapeutics, Inc	24,050
2,720	*,e	Editas Medicine, Inc	86,550
1,100	*	Enanta Pharmaceuticals, Inc	94,006
15,840	*	Endo International plc	266,587
5,680	*,e	Endocyte, Inc	100,877
1,846	*	FibroGen, Inc	112,145
4,220	*	Five Prime Therapeutics, Inc	58,742
2,300	*	Genomic Health, Inc	161,506
3,430	*,e	Global Blood Therapeutics, Inc	130,340
1,600	*	Heron Therapeutics, Inc	50,640
13,640	*	Horizon Pharma plc	267,071
16,900	*	Immunogen, Inc	160,043
1,790	*,e	Insmed, Inc	36,194
4,544	*,e	Intersect ENT, Inc	130,640
7,110	*	Invitae Corp	118,950
6,600	*	Iovance Biotherapeutics, Inc	74,250
3,600	*	Karyopharm Therapeutics, Inc	61,308
3,300		Luminex Corp	100,023
1,800	*,e	Medicines Co	53,838
2,600	*	Medpace Holdings, Inc	155,766
1,770	*	Momenta Pharmaceuticals, Inc	46,551
1,300	*	MyoKardia, Inc	84,760
4,600	*	Natera, Inc	110,124
4,640		Phibro Animal Health Corp	199,056
1,700	*,e	Portola Pharmaceuticals, Inc	45,271
5,880	*	PTC Therapeutics, Inc	276,360
2,300	*	Puma Biotechnology, Inc	105,455
5,500	*	Radius Health, Inc	97,900
2,500	*	REGENXBIO, Inc	188,750
4,490	*	Retrophin, Inc	128,998
10,720	*	Sangamo Biosciences, Inc	181,704
5,050	*	Spectrum Pharmaceuticals, Inc	84,840
4,514	*	Syneos Health, Inc	232,697
1,098	*	Ultragenyx Pharmaceutical, Inc	83,821
7,880	*	Vanda Pharmaceuticals, Inc	180,846
4,300	*,e	Verastem, Inc	31,175
5,500	*	Vericel Corp	77,825

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,769,745

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 7.1%
5,470		American Assets Trust, Inc	$203,976
8,200		Americold Realty Trust	205,164
11,740		CareTrust REIT, Inc	207,915
4,400		Chatham Lodging Trust	91,916
32,180		Cousins Properties, Inc	286,080
17,150		DiamondRock Hospitality Co	200,140
3,520		EastGroup Properties, Inc	336,582
9,270		First Industrial Realty Trust, Inc	291,078
13,580		Geo Group, Inc	341,673
7,150		Pebblebrook Hotel Trust	260,046
6,610		Potlatch Corp	270,680
9,790		Preferred Apartment Communities, Inc	172,108
2,519		PS Business Parks, Inc	320,140
3,670		Ryman Hospitality Properties	316,244
10,440		Sabra Healthcare REIT, Inc	241,373
2,115		Saul Centers, Inc	118,440
12,860		Xenia Hotels & Resorts, Inc	304,782

		TOTAL REAL ESTATE	4,168,337

RETAILING - 3.2%
1,490		Aaron’s, Inc	81,145
1,720		American Eagle Outfitters, Inc	42,708
4,984	*	At Home Group, Inc	157,145
5,900	*	Boot Barn Holdings, Inc	167,619
5,010		Caleres, Inc	179,659
1,520		Children’s Place Retail Stores, Inc	194,256
3,610	*	Five Below, Inc	469,517
10,100	*	Groupon, Inc	38,077
6,080	*,e	Lumber Liquidators, Inc	94,179
5,780		Nutri/System, Inc	214,149
600	*	Ollie’s Bargain Outlet Holdings, Inc	57,660
300	*,e	RH	39,303
5,460	*	Zumiez, Inc	143,871

		TOTAL RETAILING	1,879,288

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
2,595		Cabot Microelectronics Corp	267,726
1,690	*	Ceva, Inc	48,587
3,900	*	Diodes, Inc	129,831
1,840		Entegris, Inc	53,268
2,747	*	Lattice Semiconductor Corp	21,976
12,600	*	Rambus, Inc	137,466
7,010	*	Semtech Corp	389,756
2,912	*	Silicon Laboratories, Inc	267,322

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,315,932

SOFTWARE & SERVICES - 9.0%
4,020	*,e	Blackline, Inc	227,009
1,350	*	CACI International, Inc (Class A)	248,602
3,750	*	Cargurus, Inc	208,837
8,100	*	Cloudera, Inc	142,965
2,400	*	Cornerstone OnDemand, Inc	136,200
3,500	*	Coupa Software, Inc	276,850
3,500	*	Domo, Inc	75,075
1,910	*	Etsy, Inc	98,136
9,821		EVERTEC, Inc	236,686
6,810	*	Five9, Inc	297,529
4,310	*	ForeScout Technologies, Inc	162,746
1,690	*	HubSpot, Inc	255,105
3,200	*	Imperva, Inc	148,640
3,410		Mantech International Corp (Class A)	215,853
1,100	*	New Relic, Inc	103,653
3,845	*	Paylocity Holding Corp	308,830
1,018	*	Perficient, Inc	27,130

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE

1,800	*	Proofpoint, Inc			$191,394
3,480	*	Qualys, Inc			310,068
449	*	Quotient Technology, Inc			6,960
5,800	*	SendGrid, Inc			213,382
2,120	*	SPS Commerce, Inc			210,389
6,900		TiVo Corp			85,905
2,660	*	Trade Desk, Inc			401,421
6,790	*	Verint Systems, Inc			340,179
3,690	*	Virtusa Corp			198,190
292	*	Workiva, Inc			11,534
5,095	*	XO Group, Inc			175,676

		TOTAL SOFTWARE & SERVICES			5,314,944

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
3,600	*,e	Applied Optoelectronics, Inc			88,776
6,396		AVX Corp			115,448
6,999	*	Ciena Corp			218,649
6,680	*	Control4 Corp			229,324
12,610	*	Electro Scientific Industries, Inc			220,045
24,380	*	Extreme Networks, Inc			133,602
4,700	*	Insight Enterprises, Inc			254,223
8,040	*	Kemet Corp			149,142
3,190	*	OSI Systems, Inc			243,429
7,100	*	Sanmina Corp			195,960
2,810		SYNNEX Corp			238,007
1,000	*	Tech Data Corp			71,570
4,900	*	TTM Technologies, Inc			77,959
22,670	*	Viavi Solutions, Inc			257,078
12,240		Vishay Intertechnology, Inc			249,084

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,742,296

TELECOMMUNICATION SERVICES - 0.9%
2,061		Telephone & Data Systems, Inc			62,716
31,112	*	Vonage Holdings Corp			440,546

		TOTAL TELECOMMUNICATION SERVICES			503,262

TRANSPORTATION - 1.6%
4,170	*	Air Transport Services Group, Inc			89,530
9,850	*	Echo Global Logistics, Inc			304,857
4,627		Skywest, Inc			272,530
7,630		Werner Enterprises, Inc			269,721

		TOTAL TRANSPORTATION			936,638

UTILITIES - 4.1%
8,757		Clearway Energy, Inc			166,733
2,400	e	iShares Micro-Cap ETF			255,132
7,570		New Jersey Resources Corp			348,977
5,327		NorthWestern Corp			312,482
3,860		Otter Tail Corp			184,894
11,860		Pattern Energy Group, Inc			235,658
4,974		PNM Resources, Inc			196,224
8,800		Portland General Electric Co			401,368
3,993		Southwest Gas Corp			315,567

		TOTAL UTILITIES			2,417,035

		TOTAL COMMON STOCKS			58,923,557

		(Cost $50,090,025)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 0.3%
$ 150,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	150,000

		TOTAL GOVERNMENT AGENCY DEBT			150,000

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
1,789,178	c	State Street Navigator Securities Lending Government Money Market Portfolio	$1,789,178

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,789,178

		TOTAL SHORT-TERM INVESTMENTS	1,939,178

		(Cost $1,939,178)
		TOTAL INVESTMENTS - 103.1%	60,862,735
		(Cost $52,029,203)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(1,852,855)

		NET ASSETS - 100.0%	$59,009,880

Abbreviation(s):

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,718,416.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.5%
229		BorgWarner, Inc	$9,797
862		Delphi Automotive plc	72,322
1,254		Harley-Davidson, Inc	56,806
292	*	Modine Manufacturing Co	4,351
117		Tenneco, Inc	4,930
705	*	Tesla, Inc	186,663

		TOTAL AUTOMOBILES & COMPONENTS	334,869

BANKS - 5.2%
312		Ameris Bancorp	14,258
885		Associated Banc-Corp	23,010
30,027		Bank of America Corp	884,596
58		Bank of Hawaii Corp	4,577
131		Bank OZK	4,973
6,085		BB&T Corp	295,366
7,233		Citizens Financial Group, Inc	278,977
2,019		Comerica, Inc	182,114
128		Commerce Bancshares, Inc	8,451
69		Cullen/Frost Bankers, Inc	7,206
590	*	Customers Bancorp, Inc	13,883
486	*	FCB Financial Holdings, Inc	23,036
246		Federal Agricultural Mortgage Corp (Class C)	17,756
3,032		Fifth Third Bancorp	84,653
201		First Interstate Bancsystem, Inc	9,005
182		First Merchants Corp	8,188
349		First Republic Bank	33,504
244		Heritage Financial Corp	8,577
577	*	HomeStreet, Inc	15,290
251	*	HomeTrust Bancshares, Inc	7,317
11,916		Keycorp	237,009
329		Live Oak Bancshares, Inc	8,817
1,625		M&T Bank Corp	267,377
528	*	MGIC Investment Corp	7,028
479		Northfield Bancorp, Inc	7,626
130		OceanFirst Financial Corp	3,539
1,023		OFG Bancorp	16,521
145		Old National Bancorp	2,798
417		Opus Bank	11,426
199		PacWest Bancorp	9,482
189		People’s United Financial, Inc	3,236
498		Pinnacle Financial Partners, Inc	29,955
2,981		PNC Financial Services Group, Inc	405,982
10,924		Regions Financial Corp	200,455
130		Stock Yards Bancorp, Inc	4,719
297	*	SVB Financial Group	92,316
952	*	The Bancorp, Inc	9,130
538	*	Tristate Capital Holdings, Inc	14,849
50		UMB Financial Corp	3,545
102		United Bankshares, Inc	3,708
107		Webster Financial Corp	6,309
49		Westamerica Bancorporation	2,948
110	*	Western Alliance Bancorp	6,258
290		Zions Bancorporation	14,543

		TOTAL BANKS	3,294,313

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 7.1%
2,695		3M Co	$567,864
356		A.O. Smith Corp	19,000
200		Air Lease Corp	9,176
7		Altra Holdings, Inc	274
155		Argan, Inc	6,665
1,056		Barnes Group, Inc	75,008
77		Briggs & Stratton Corp	1,481
716	*	Builders FirstSource, Inc	10,511
2,802		Caterpillar, Inc	427,277
33	*	Chart Industries, Inc	2,585
622		Cummins, Inc	90,855
1,749		Deere & Co	262,927
377		Dover Corp	33,376
224	*	DXP Enterprises, Inc	8,976
2,515		Eaton Corp	218,126
72		EnerSys	6,273
782	*	Esterline Technologies Corp	71,123
1,283		Fastenal Co	74,440
674		Fortive Corp	56,751
492		Graco, Inc	22,799
372		Hexcel Corp	24,943
2,558		Illinois Tool Works, Inc	360,985
1,079		Ingersoll-Rand plc	110,382
4,425		Johnson Controls International plc	154,875
2,286	*,e	KEYW Holding Corp, The	19,797
726		L3 Technologies, Inc	154,362
3,190		Masco Corp	116,754
44	*	Meritor, Inc	852
1,438		PACCAR, Inc	98,057
600		Parker-Hannifin Corp	110,358
1,590	*,e	Plug Power, Inc	3,053
1,029	*	Quanta Services, Inc	34,348
538		Rockwell Automation, Inc	100,886
2,387		Rockwell Collins, Inc	335,302
478		Roper Industries, Inc	141,588
339	*	Sensata Technologies Holding plc	16,797
85		Snap-On, Inc	15,606
639		Spirit Aerosystems Holdings, Inc (Class A)	58,577
79		Stanley Works	11,569
717	*	Teledyne Technologies, Inc	176,869
46		Tennant Co	3,494
233	*	Titan Machinery, Inc	3,608
718	*	TransDigm Group, Inc	267,311
298	*	United Rentals, Inc	48,753
141	*	Veritiv Corp	5,132
194		W.W. Grainger, Inc	69,337
2,670	*	Wesco Aircraft Holdings, Inc	30,037
179		Woodward Governor Co	14,474
433		Xylem, Inc	34,584

		TOTAL CAPITAL GOODS	4,488,177

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
590		ACCO Brands Corp	6,667
144	*	Cimpress NV	19,672
2,846	*	Copart, Inc	146,654
20		Deluxe Corp	1,139
236		Exponent, Inc	12,650
224		Heidrick & Struggles International, Inc	7,582
168		HNI Corp	7,432
429	*	Huron Consulting Group, Inc	21,193
4,051	*	IHS Markit Ltd	218,592
148		Insperity, Inc	17,457
190		Interface, Inc	4,436
220		Manpower, Inc	18,911

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,128		Robert Half International, Inc	$79,389
93		RR Donnelley & Sons Co	502
730	*,e	Team, Inc	16,425
282		Tetra Tech, Inc	19,261
1,832		TransUnion	134,798

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	732,760

CONSUMER DURABLES & APPAREL - 1.5%
200		Callaway Golf Co	4,858
354	*	Century Communities, Inc	9,292
10		Columbia Sportswear Co	931
14	*	Deckers Outdoor Corp	1,660
886	*,e	Fossil Group, Inc	20,626
306	*	Green Brick Partners, Inc	3,091
616		Hanesbrands, Inc	11,353
13		Hasbro, Inc	1,366
200	*,e	iRobot Corp	21,984
399		Lennar Corp (Class A)	18,629
69	*,e	LGI Homes, Inc	3,273
169	*	Lululemon Athletica, Inc	27,461
931	*,e	Mattel, Inc	14,617
72	*	Meritage Homes Corp	2,873
255	*	Mohawk Industries, Inc	44,714
200		Movado Group, Inc	8,380
2,597		Newell Rubbermaid, Inc	52,719
6,390		Nike, Inc (Class B)	541,361
71	*	Tempur Sealy International, Inc	3,756
2		Tupperware Corp	67
841	*	Under Armour, Inc	16,366
1,121	*,e	Under Armour, Inc (Class A)	23,788
1,190		VF Corp	111,205
105		Whirlpool Corp	12,469

		TOTAL CONSUMER DURABLES & APPAREL	956,839

CONSUMER SERVICES - 2.3%
506		ARAMARK Holdings Corp	21,768
121	e	Brinker International, Inc	5,654
356		Carriage Services, Inc	7,672
471		Choice Hotels International, Inc	39,234
681		Darden Restaurants, Inc	75,720
13		DineEquity, Inc	1,057
60		Dunkin Brands Group, Inc	4,423
2,182		Hilton Worldwide Holdings, Inc	176,262
315	*	Houghton Mifflin Harcourt Co	2,205
2,870		Marriott International, Inc (Class A)	378,926
907	*	Norwegian Cruise Line Holdings Ltd	52,089
1,008		Royal Caribbean Cruises Ltd	130,980
304		Service Corp International	13,437
564	*	ServiceMaster Global Holdings, Inc	34,985
8,146		Starbucks Corp	463,019
123		Vail Resorts, Inc	33,754

		TOTAL CONSUMER SERVICES	1,441,185

DIVERSIFIED FINANCIALS - 5.9%
879		Ally Financial, Inc	23,250
4,337		American Express Co	461,847
576		Ameriprise Financial, Inc	85,052
6,379		Bank of New York Mellon Corp	325,265
792		BlackRock, Inc	373,294
3,090		Capital One Financial Corp	293,334
6,934		Charles Schwab Corp	340,806
2,182		CME Group, Inc	371,398
3,323		Discover Financial Services	254,043
68		Factset Research Systems, Inc	15,212

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,624		Franklin Resources, Inc	$49,386
221	*	Green Dot Corp	19,629
3,135		Invesco Ltd	71,729
566		Legg Mason, Inc	17,676
604		Moody’s Corp	100,989
2,196		Northern Trust Corp	224,278
1,162	*	On Deck Capital, Inc	8,796
1,934		S&P Global, Inc	377,884
2,300		State Street Corp	192,694
885		T Rowe Price Group, Inc	96,624
1,229		TD Ameritrade Holding Corp	64,928
131		Voya Financial, Inc	6,507

		TOTAL DIVERSIFIED FINANCIALS	3,774,621

ENERGY - 5.5%
303		Andeavor	46,511
1,460	*	Antero Resources Corp	25,857
1,431		Apache Corp	68,216
49		Archrock, Inc	598
2,780		Baker Hughes a GE Co	94,047
1,691	*	Cheniere Energy, Inc	117,508
255		Cimarex Energy Co	23,700
5,168		ConocoPhillips	400,003
441	*,e	Covia Holdings Corp	3,956
170		Delek US Holdings, Inc	7,213
2,704		Devon Energy Corp	107,998
950		EQT Corp	42,019
374	*	Exterran Corp	9,922
777	*	Forum Energy Technologies, Inc	8,042
484		Green Plains Renewable Energy, Inc	8,325
1,309	*	Helix Energy Solutions Group, Inc	12,933
1,422		Hess Corp	101,787
20,948		Kinder Morgan, Inc	371,408
3,719		Marathon Oil Corp	86,578
22	*	Matrix Service Co	542
1,290	*	McDermott International, Inc	23,775
3,642		National Oilwell Varco, Inc	156,897
204	*	Natural Gas Services Group, Inc	4,304
555	*	Newpark Resources, Inc	5,744
2,029		Noble Energy, Inc	63,285
5,053		Occidental Petroleum Corp	415,205
4	*	Oceaneering International, Inc	110
2	*	Oil States International, Inc	66
2,755		Oneok, Inc	186,761
108		PBF Energy, Inc	5,390
70	*	PDC Energy, Inc	3,427
866		Pioneer Natural Resources Co	150,849
679	*	Renewable Energy Group, Inc	19,555
7,138		Schlumberger Ltd	434,847
16		SM Energy Co	505
2,403	*	Southwestern Energy Co	12,279
1,979	*	Superior Energy Services	19,276
1,777	*	Tetra Technologies, Inc	8,014
120	*	Unit Corp	3,127
259	e	US Silica Holdings Inc	4,877
3,452		Valero Energy Corp	392,665
7,371	*	Weatherford International Ltd	19,975
388		World Fuel Services Corp	10,740

		TOTAL ENERGY	3,478,836

FOOD & STAPLES RETAILING - 0.6%
650		Casey’s General Stores, Inc	83,922
467	*	Chefs’ Warehouse Holdings, Inc	16,976
1,048	*	Performance Food Group Co	34,898
142		Pricesmart, Inc	11,495

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,236	*	Smart & Final Stores, Inc	$7,045
358		Spartan Stores, Inc	7,182
2,252	*	Sprouts Farmers Market, Inc	61,727
954	*	United Natural Foods, Inc	28,572
4,359	*	US Foods Holding Corp	134,344

		TOTAL FOOD & STAPLES RETAILING	386,161

FOOD, BEVERAGE & TOBACCO - 3.5%
301		Archer Daniels Midland Co	15,131
430		Bunge Ltd	29,545
1,318		Campbell Soup Co	48,279
14,710		Coca-Cola Co	679,455
151	*	Darling International, Inc	2,917
4,031		General Mills, Inc	173,011
1,482		Hormel Foods Corp	58,391
2,166		Kellogg Co	151,663
9,639		Mondelez International, Inc	414,091
5,625		PepsiCo, Inc	628,875

		TOTAL FOOD, BEVERAGE & TOBACCO	2,201,358

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
323	*	Abiomed, Inc	145,269
440	*,e	Acadia Healthcare Co, Inc	15,488
611	*	Accuray, Inc	2,750
550	*	Align Technology, Inc	215,171
435	*	Amedisys, Inc	54,358
389	*	AMN Healthcare Services, Inc	21,278
355	*	Angiodynamics, Inc	7,718
567	*	athenahealth, Inc	75,751
702	*	AtriCure, Inc	24,591
1,764		Becton Dickinson & Co	460,404
386	*	Brookdale Senior Living, Inc	3,794
650	*	Capital Senior Living Corp	6,136
2,583		Cardinal Health, Inc	139,482
1,954	*	Centene Corp	282,900
1,952	*	Cerner Corp	125,728
1,662	*	Cerus Corp	11,983
327	*	Civitas Solutions, Inc	4,823
270		Computer Programs & Systems, Inc	7,250
193		Cooper Cos, Inc	53,490
577		CVS Health Corp	45,422
791		Dentsply Sirona, Inc	29,852
1,418	*	Edwards Lifesciences Corp	246,874
373	*	Endologix, Inc	712
1,247	*	Envision Healthcare Corp	57,025
1,269	*	GenMark Diagnostics, Inc	9,327
1,941		HCA Holdings, Inc	270,032
294	*	Henry Schein, Inc	24,999
84	*	HMS Holdings Corp	2,756
1,250	*	Hologic, Inc	51,225
1,212		Humana, Inc	410,286
566	*	Idexx Laboratories, Inc	141,308
257	*	Integer Holding Corp	21,318
661	*	Laboratory Corp of America Holdings	114,803
389	*	LHC Group, Inc	40,063
548	*	LifePoint Hospitals, Inc	35,291
85	*	LivaNova plc	10,538
285	*	Magellan Health Services, Inc	20,534
59	*	Medidata Solutions, Inc	4,325
356	*	Merit Medical Systems, Inc	21,876
645	*	Omnicell, Inc	46,376
1,080	*	OraSure Technologies, Inc	16,686
61		Owens & Minor, Inc	1,008
324	*	Premier, Inc	14,833
321	*	Providence Service Corp	21,597
269		Quest Diagnostics, Inc	29,028

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

545		Resmed, Inc	$62,860
57	*	Staar Surgical Co	2,736
391	*	Surgery Partners, Inc	6,452
321	*,e	Teladoc, Inc	27,718
608	*	Tivity Health, Inc	19,547
717	*	Triple-S Management Corp (Class B)	13,544
1,735		UnitedHealth Group, Inc	461,579
214		US Physical Therapy, Inc	25,380
158	*	Varian Medical Systems, Inc	17,685
284	*	Veeva Systems, Inc	30,919
631	*	Vocera Communications, Inc	23,082

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,037,960

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5		Clorox Co	752
4,305		Colgate-Palmolive Co	288,220
953		Estee Lauder Cos (Class A)	138,490
890		Kimberly-Clark Corp	101,140
19		Medifast, Inc	4,209
9,023		Procter & Gamble Co	750,984

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,283,795

INSURANCE - 3.8%
592		Allstate Corp	58,430
7,504		American International Group, Inc	399,513
105		Arthur J. Gallagher & Co	7,816
497		Aspen Insurance Holdings Ltd	20,774
200		Axis Capital Holdings Ltd	11,542
3,084		Chubb Ltd	412,146
2,773		Loews Corp	139,288
3,846		Marsh & McLennan Cos, Inc	318,141
1,069		Principal Financial Group	62,633
4,342		Progressive Corp	308,456
3,377		Prudential Financial, Inc	342,158
2,291		Travelers Cos, Inc	297,166

		TOTAL INSURANCE	2,378,063

MATERIALS - 3.4%
1,619		Air Products & Chemicals, Inc	270,454
251		Albemarle Corp	25,045
47		Aptargroup, Inc	5,064
1,098		Ball Corp	48,301
6		Bemis Co, Inc	292
456		Celanese Corp (Series A)	51,984
483	*	Century Aluminum Co	5,781
123	*	Clearwater Paper Corp	3,653
749		Commercial Metals Co	15,369
2,527		Ecolab, Inc	396,183
348		H.B. Fuller Co	17,981
72		International Flavors & Fragrances, Inc	10,017
1,738		International Paper Co	85,423
205		Kapstone Paper and Packaging Corp	6,951
850		Louisiana-Pacific Corp	22,516
2,024		LyondellBasell Industries AF S.C.A	207,480
20		Martin Marietta Materials, Inc	3,639
333		Minerals Technologies, Inc	22,511
1,894		Mosaic Co	61,517
2,234		Newmont Mining Corp	67,467
3,700		Nucor Corp	234,765
121		PolyOne Corp	5,290
2,246		Praxair, Inc	361,000
58		Reliance Steel & Aluminum Co	4,947
986		Royal Gold, Inc	75,981
157		Sealed Air Corp	6,304

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

392	*	Summit Materials, Inc	$7,127
107		Trinseo S.A.	8,378
195	*,e	US Concrete, Inc	8,941
452		Vulcan Materials Co	50,262
1,333		WestRock Co	71,235

		TOTAL MATERIALS	2,161,858

MEDIA - 1.4%
156		Cinemark Holdings, Inc	6,271
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	6,914
2,993	*	Discovery, Inc (Class A)	95,776
3,792	*	Discovery, Inc (Class C)	112,167
1,519		Entravision Communications Corp (Class A)	7,443
1,552	*	Gray Television, Inc	27,160
398		Interpublic Group of Cos, Inc	9,102
83		John Wiley & Sons, Inc (Class A)	5,030
2,043	*	Liberty Broadband Corp (Class C)	172,225
675	*	Live Nation, Inc	36,767
1,526		New York Times Co (Class A)	35,327
1,742		Omnicom Group, Inc	118,491
610		Sinclair Broadcast Group, Inc (Class A)	17,293
33,102	e	Sirius XM Holdings, Inc	209,205
320		World Wrestling Entertainment, Inc (Class A)	30,954

		TOTAL MEDIA	890,125

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
4,585		AbbVie, Inc	433,649
1,017	*,e	Acadia Pharmaceuticals, Inc	21,113
157	*,e	Acceleron Pharma, Inc	8,985
120	*	Acorda Therapeutics, Inc	2,358
2,745		Agilent Technologies, Inc	193,632
244	*,e	Agios Pharmaceuticals, Inc	18,817
1,264	*	Akorn, Inc	16,407
2,907		Amgen, Inc	602,592
744	*	Bellicum Pharmaceuticals, Inc	4,583
1,868	*	BioCryst Pharmaceuticals, Inc	14,253
979	*	Biogen Idec, Inc	345,891
773	*	BioMarin Pharmaceutical, Inc	74,958
156	*	Bluebird Bio, Inc	22,776
7,122		Bristol-Myers Squibb Co	442,134
105	*	Cambrex Corp	7,182
3,404	*	Celgene Corp	304,624
729	*	Coherus Biosciences, Inc	12,029
225	*,e	Collegium Pharmaceutical, Inc	3,317
4,958		Eli Lilly & Co	532,043
70	*,e	Esperion Thereapeutics, Inc	3,106
492	*	FibroGen, Inc	29,889
4,896		Gilead Sciences, Inc	378,020
186	*	Halozyme Therapeutics, Inc	3,380
424	*	Illumina, Inc	155,634
343	*	Inovio Pharmaceuticals, Inc	1,907
335	*	Intersect ENT, Inc	9,631
116	*	Intra-Cellular Therapies, Inc	2,517
715	*	Iovance Biotherapeutics, Inc	8,044
947	*	IQVIA Holdings, Inc	122,864
80	*	Mettler-Toledo International, Inc	48,718
789	*	Nektar Therapeutics	48,097
1,079	*,e	Opko Health, Inc	3,733
697	*	Prestige Brands Holdings, Inc	26,409
1,704	*	Progenics Pharmaceuticals, Inc	10,684
281	*	Prothena Corp plc	3,676
89	*	Sage Therapeutics, Inc	12,571
656	*	Sangamo Biosciences, Inc	11,119
278	*	Sarepta Therapeutics, Inc	44,900
10,107		Schering-Plough Corp	716,990

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

69	*,e	Spark Therapeutics, Inc	$3,764
204	*,e	TESARO, Inc	7,958
527	*,e	Theravance Biopharma, Inc	17,217
363	*	Ultragenyx Pharmaceutical, Inc	27,711
1,280	*	Vertex Pharmaceuticals, Inc	246,707
272	*	Waters Corp	52,953
3,486		Zoetis, Inc	319,178

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,378,720

REAL ESTATE - 3.7%
203	*,e	Altisource Portfolio Solutions S.A.	6,543
641		American Campus Communities, Inc	26,384
2,822		American Tower Corp	410,037
1,054		Boston Properties, Inc	129,737
511		CatchMark Timber Trust Inc	5,841
1,526	*	CBRE Group, Inc	67,297
339		Coresite Realty	37,676
165		Douglas Emmett, Inc	6,224
1,687		Duke Realty Corp	47,860
581		Easterly Government Properties, Inc	11,254
626		Equinix, Inc	270,989
1,146		First Industrial Realty Trust, Inc	35,984
494		Forest City Realty Trust, Inc	12,394
3,779		HCP, Inc	99,463
3,075		Host Marriott Corp	64,882
504	*	Howard Hughes Corp	62,607
1,339		Iron Mountain, Inc	46,222
903	e	iStar Financial, Inc	10,086
32		Jones Lang LaSalle, Inc	4,618
14		Kilroy Realty Corp	1,004
325		Liberty Property Trust	13,731
642		NorthStar Realty Europe Corp	9,091
5,300		Prologis, Inc	359,287
296		QTS Realty Trust, Inc	12,630
129	e	Realogy Holdings Corp	2,663
110		RMR Group, Inc	10,208
857	*	SBA Communications Corp	137,660
316		Senior Housing Properties Trust	5,549
975		Tier REIT, Inc	23,497
985		UDR, Inc	39,824
798		Vornado Realty Trust	58,254
17		Washington REIT	521
3,708		Welltower, Inc	238,499
2,602		Weyerhaeuser Co	83,967

		TOTAL REAL ESTATE	2,352,483

RETAILING - 6.7%
1,681	*	1-800-FLOWERS.COM, Inc (Class A)	19,836
77		Aaron’s, Inc	4,193
366		Advance Auto Parts, Inc	61,609
194		American Eagle Outfitters, Inc	4,817
1,090		Best Buy Co, Inc	86,502
258	*	Booking Holdings, Inc	511,872
852	*	CarMax, Inc	63,619
1,624		Expedia, Inc	211,899
44	*	Five Below, Inc	5,723
2,062		Gap, Inc	59,489
202	*	Genesco, Inc	9,514
259	*,e	GNC Holdings, Inc	1,072
9,910	*	Groupon, Inc	37,361
345	*,e	Hibbett Sports, Inc	6,486
3,937		Home Depot, Inc	815,550
1,783		Kohl’s Corp	132,923
988	*,e	Lands’ End, Inc	17,339
1,082	*	LKQ Corp	34,267

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,476		Lowe’s Companies, Inc	$513,934
1,716	*	NetFlix, Inc	642,007
573		Nordstrom, Inc	34,271
1,231		Nutri/System, Inc	45,608
125		Office Depot, Inc	401
701	*,e	Overstock.com, Inc	19,418
390		Rent-A-Center, Inc	5,608
2,556		Ross Stores, Inc	253,300
149		Shoe Carnival, Inc	5,736
1,193	*	Shutterfly, Inc	78,607
1,153		Target Corp	101,706
194		Tiffany & Co	25,020
900		TJX Companies, Inc	100,818
202		Tractor Supply Co	18,358
1,008	*	TripAdvisor, Inc	51,479
342	*	Ulta Beauty, Inc	96,485
1,071	*	Wayfair, Inc	158,155
435	e	Williams-Sonoma, Inc	28,588
56		Winmark Corp	9,296

		TOTAL RETAILING	4,272,866

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
6,326		Applied Materials, Inc	244,500
218	*	Cirrus Logic, Inc	8,415
207	*	First Solar, Inc	10,023
243	*	Integrated Device Technology, Inc	11,423
15,123		Intel Corp	715,167
804		Lam Research Corp	121,967
2,038		NVIDIA Corp	572,719
4,737		Texas Instruments, Inc	508,233
354	e	Universal Display Corp	41,736

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,234,183

SOFTWARE & SERVICES - 11.6%
3,178		Accenture plc	540,896
41	*	Aspen Technology, Inc	4,670
1,686	*	Autodesk, Inc	263,201
585	*,e	Benefitfocus, Inc	23,663
4,365	*	Black Knight, Inc	226,762
366		Blackbaud, Inc	37,142
3,936		Booz Allen Hamilton Holding Co	195,344
3,136		CA, Inc	138,454
1,656	*	Cadence Design Systems, Inc	75,050
964	*	Cardtronics plc	30,501
1,654	*	ChannelAdvisor Corp	20,592
4,496	*	Conduent, Inc	101,250
671		CSG Systems International, Inc	26,934
397	*	Ellie Mae, Inc	37,624
1,283	*	Etsy, Inc	65,920
1,072	*	Euronet Worldwide, Inc	107,436
355	*	ExlService Holdings, Inc	23,501
54	*	Fair Isaac Corp	12,342
3,269	*,e	Gogo, Inc	16,966
4,043		International Business Machines Corp	611,342
1,914		Intuit, Inc	435,244
2,985	*	Limelight Networks, Inc	14,985
986		LogMeIn, Inc	87,853
256	*	Manhattan Associates, Inc	13,978
18,847	d	Microsoft Corp	2,155,531
860	*	MINDBODY, Inc	34,959
953	*	New Relic, Inc	89,801
836	*	Nutanix, Inc	35,714
496	*	OneSpan, Inc	9,449
11,972		Oracle Corp	617,276
2,998	*	Pandora Media, Inc	28,511

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

231	*	Paycom Software, Inc	$35,900
55	*	Paylocity Holding Corp	4,418
1,429	*	Perficient, Inc	38,083
800	*	PTC, Inc	84,952
417	*	Qualys, Inc	37,155
1,613	*	Quotient Technology, Inc	25,001
747	*	RingCentral, Inc	69,508
3,458	*	salesforce.com, Inc	549,926
727		Science Applications International Corp	58,596
1,102	*	ServiceSource International LLC	3,141
576	*	SPS Commerce, Inc	57,162
484	*	Sykes Enterprises, Inc	14,757
314	*	Tableau Software, Inc	35,086
2,401	*	Teradata Corp	90,542
663		TiVo Corp	8,254
2,655		Travelport Worldwide Ltd	44,790
748	*	Twilio, Inc	64,537
166	*	Ultimate Software Group, Inc	53,484
533	*	Virtusa Corp	28,627
406	*	Zendesk, Inc	28,826

		TOTAL SOFTWARE & SERVICES	7,415,636

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
130	*	Anixter International, Inc	9,139
11,628		Apple, Inc	2,624,905
41		Belden CDT, Inc	2,928
1,563		Benchmark Electronics, Inc	36,574
16,433		Cisco Systems, Inc	799,465
250	*	Coherent, Inc	43,047
5,700		Corning, Inc	201,210
800	*	Cray, Inc	17,200
413		CTS Corp	14,166
483		Daktronics, Inc	3,787
1,665		Dolby Laboratories, Inc (Class A)	116,500
973	*	Fabrinet	45,011
257	*	FARO Technologies, Inc	16,538
709	*	Finisar Corp	13,506
13,924		Hewlett Packard Enterprise Co	227,100
15,274		HP, Inc	393,611
117	*	Insight Enterprises, Inc	6,329
169		InterDigital, Inc	13,520
440	*	Itron, Inc	28,248
2,480		Jabil Circuit, Inc	67,158
78	*	Keysight Technologies, Inc	5,170
689	*	Kimball Electronics, Inc	13,539
286		Littelfuse, Inc	56,597
77	*	Lumentum Holdings, Inc	4,616
978		Motorola, Inc	127,277
1,811		National Instruments Corp	87,526
80	*	Netgear, Inc	5,028
200	*	Novanta, Inc	13,680
18		Plantronics, Inc	1,085
282	*	Plexus Corp	16,500
228	*	Rogers Corp	33,589
396	*	Scansource, Inc	15,800
160		SYNNEX Corp	13,552
773	*	Tech Data Corp	55,324
1,213	*	TTM Technologies, Inc	19,299
1,315		Vishay Intertechnology, Inc	26,760
2,767		Xerox Corp	74,654

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,249,938

TELECOMMUNICATION SERVICES - 1.0%
263	*	Boingo Wireless, Inc	9,179
9,634		CenturyLink, Inc	204,241

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

734	*	Cincinnati Bell, Inc			$11,707
275		Cogent Communications Group, Inc			15,345
918	e	Consolidated Communications Holdings, Inc			11,971
2,145	*	Iridium Communications, Inc			48,262
522	*	Orbcomm, Inc			5,669
21,764	*	Sprint Corp			142,336
3,444	*	Vonage Holdings Corp			48,767
3,065	*	Zayo Group Holdings, Inc			106,417

		TOTAL TELECOMMUNICATION SERVICES			603,894

TRANSPORTATION - 2.9%
6		CH Robinson Worldwide, Inc			588
3,560		CSX Corp			263,618
2,878		Delta Air Lines, Inc			166,435
176	*	Echo Global Logistics, Inc			5,447
299	*	Hertz Global Holdings, Inc			4,883
1,005		Norfolk Southern Corp			181,402
6		Ryder System, Inc			438
3,298		Southwest Airlines Co			205,960
15	*	Spirit Airlines, Inc			705
3,209		Union Pacific Corp			522,521
3,991		United Parcel Service, Inc (Class B)			465,949

		TOTAL TRANSPORTATION			1,817,946

UTILITIES - 3.2%
3,952		American Electric Power Co, Inc			280,118
140		American Water Works Co, Inc			12,316
19		Avista Corp			961
3,041		Consolidated Edison, Inc			231,694
4,969		Dominion Resources, Inc			349,221
1,306		Edison International			88,390
2,470		Eversource Energy			151,757
40		Idacorp, Inc			3,969
220		New Jersey Resources Corp			10,142
3		Pinnacle West Capital Corp			237
1,378		Public Service Enterprise Group, Inc			72,745
1,863		Sempra Energy			211,916
579	e	South Jersey Industries, Inc			20,421
7,180		Southern Co			313,048
2,049		WEC Energy Group, Inc			136,791
3,128		Xcel Energy, Inc			147,673

		TOTAL UTILITIES			2,031,399

		TOTAL COMMON STOCKS			63,197,985

		(Cost $40,237,182)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.7%
$450,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	450,000

		TOTAL GOVERNMENT AGENCY DEBT			450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
684,388	c	State Street Navigator Securities Lending Government Money Market Portfolio			684,388

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			684,388

		TOTAL SHORT-TERM INVESTMENTS			1,134,388

		(Cost $1,134,388)
		TOTAL INVESTMENTS - 101.2%			64,332,373
		(Cost $41,371,570)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(779,005)

		NET ASSETS - 100.0%			$63,553,368

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $667,378.

Futures contracts outstanding as of September 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	3	12/21/18	$439,116	$437,850	$(1,266)

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.7%
1,634	e	Adient plc	$64,233
1,752	*	American Axle & Manufacturing Holdings, Inc	30,555
3,646		BorgWarner, Inc	155,976
828		Cooper Tire & Rubber Co	23,432
274	*	Cooper-Standard Holding, Inc	32,875
2,264		Dana Holding Corp	42,269
4,457		Delphi Automotive plc	373,942
407	*	Dorman Products, Inc	31,306
64,435		Ford Motor Co	596,024
545	*	Fox Factory Holding Corp	38,177
21,449		General Motors Co	722,188
4,430		Gentex Corp	95,068
573	*	Gentherm, Inc	26,043
3,947		Goodyear Tire & Rubber Co	92,320
2,737		Harley-Davidson, Inc	123,986
377		LCI Industries, Inc	31,216
1,077		Lear Corp	156,165
772	*	Modine Manufacturing Co	11,503
292	*	Motorcar Parts of America, Inc	6,847
209	*	Shiloh Industries, Inc	2,299
514		Spartan Motors, Inc	7,582
330		Standard Motor Products, Inc	16,243
449	*	Stoneridge, Inc	13,344
383		Superior Industries International, Inc	6,530
995		Tenneco, Inc	41,929
2,199	*,e	Tesla, Inc	582,229
841		Thor Industries, Inc	70,392
321		Tower International, Inc	9,710
496	*	Visteon Corp	46,078
486		Winnebago Industries, Inc	16,111

		TOTAL AUTOMOBILES & COMPONENTS	3,466,572

BANKS - 6.2%
184	e	1st Constitution Bancorp	3,809
254		1st Source Corp	13,365
233		Access National Corp	6,317
95		ACNB Corp	3,534
166	*	Allegiance Bancshares, Inc	6,922
127		American National Bankshares, Inc	4,953
563		Ameris Bancorp	25,729
129	*	Ames National Corp	3,515
179		Arrow Financial Corp	6,631
2,719		Associated Banc-Corp	70,694
318	*	Atlantic Capital Bancshares, Inc	5,326
945	*	Axos Financial, Inc	32,499
697		Banc of California, Inc	13,173
260		Bancfirst Corp	15,587
1,326		BancorpSouth Bank	43,360
153,413		Bank of America Corp	4,519,547
254		Bank of Commerce Holdings	3,099
677		Bank of Hawaii Corp	53,422
87		Bank of Marin Bancorp	7,299
838		Bank of NT Butterfield & Son Ltd	43,459
130	*	Bank of Princeton	3,970
2,233		Bank OZK	84,765
238		BankFinancial Corp	3,794
1,888		BankUnited	66,835

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

81		Bankwell Financial Group, Inc	$2,540
511		Banner Corp	31,769
219		Bar Harbor Bankshares	6,290
163	*	Baycom Corp	4,349
12,757		BB&T Corp	619,225
152		BCB Bancorp, Inc	2,105
1,199		Beneficial Bancorp, Inc	20,263
557		Berkshire Hills Bancorp, Inc	22,670
400		Blue Hills Bancorp, Inc	9,640
421		BOK Financial Corp	40,955
1,073		Boston Private Financial Holdings, Inc	14,646
287		Bridge Bancorp, Inc	9,528
1,046		Brookline Bancorp, Inc	17,468
253		Bryn Mawr Bank Corp	11,866
124	*	BSB Bancorp, Inc	4,042
147		Business First Bancshares, Inc	3,903
120	*	Byline Bancorp, Inc	2,724
283		C&F Financial Corp	16,626
694		Cadence BanCorp	18,127
59		Cambridge Bancorp	5,309
238		Camden National Corp	10,339
156		Capital City Bank Group, Inc	3,641
2,332		Capitol Federal Financial	29,710
128		Capstar Financial Holdings, Inc	2,138
222		Carolina Financial Corp	8,374
1,496		Cathay General Bancorp	61,994
287	e	CBTX, Inc	10,200
1,466		Centerstate Banks of Florida, Inc	41,121
470		Central Pacific Financial Corp	12,422
161		Central Valley Community Bancorp	3,479
47		Century Bancorp, Inc	3,396
1,211		Chemical Financial Corp	64,667
46		Chemung Financial Corp	1,952
2,128		CIT Group, Inc	109,826
41,477		Citigroup, Inc	2,975,560
167		Citizens & Northern Corp	4,367
7,995		Citizens Financial Group, Inc	308,367
236		City Holding Co	18,125
157		Civista Bancshares, Inc	3,782
226		CNB Financial Corp	6,522
587		CoBiz, Inc	12,996
127		Codorus Valley Bancorp, Inc	3,967
1,129		Columbia Banking System, Inc	43,771
735	*,e	Columbia Financial, Inc	12,274
2,897		Comerica, Inc	261,309
1,596		Commerce Bancshares, Inc	105,368
102		Commerce Union Bancshares, Inc	2,608
763		Community Bank System, Inc	46,596
338	*	Community Bankers Trust Corp	2,974
61		Community Financial Corp	2,039
238		Community Trust Bancorp, Inc	11,031
422		ConnectOne Bancorp, Inc	10,022
77		County Bancorp, Inc	1,933
938		Cullen/Frost Bankers, Inc	97,965
438	*	Customers Bancorp, Inc	10,306
1,534		CVB Financial Corp	34,239
500		Dime Community Bancshares	8,925
638	*	Eagle Bancorp, Inc	32,283
2,453		East West Bancorp, Inc	148,088
100	*	Entegra Financial Corp	2,655
147		Enterprise Bancorp, Inc	5,055
347		Enterprise Financial Services Corp	18,408
161	*	Equity Bancshares, Inc	6,321
578	*	Esquire Financial Holdings, Inc	14,427
127		ESSA Bancorp, Inc	2,065
1,561	*	Essent Group Ltd	69,074

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

384		Evans Bancorp, Inc	$18,029
144	e	Farmers & Merchants Bancorp, Inc	6,133
378		Farmers National Banc Corp	5,783
362		FB Financial Corp	14,183
661	*	FCB Financial Holdings, Inc	31,331
139		Federal Agricultural Mortgage Corp (Class C)	10,033
44	e	Fidelity D&D Bancorp, Inc	3,035
321		Fidelity Southern Corp	7,954
11,286		Fifth Third Bancorp	315,105
202		Financial Institutions, Inc	6,343
440		First Bancorp (NC)	17,824
3,399	*	First Bancorp (Puerto Rico)	30,931
162		First Bancorp, Inc	4,693
130		First Bancshares, Inc	5,076
354		First Bank	4,655
586		First Busey Corp	18,195
266		First Business Financial Services, Inc	6,166
117		First Choice Bancorp	3,170
136		First Citizens Bancshares, Inc (Class A)	61,510
1,371		First Commonwealth Financial Corp	22,128
242		First Community Bancshares, Inc	8,199
593		First Community Corp	14,351
240		First Connecticut Bancorp	7,092
312		First Defiance Financial Corp	9,394
1,384		First Financial Bancorp	41,105
987	e	First Financial Bankshares, Inc	58,332
188		First Financial Corp	9,438
130		First Financial Northwest, Inc	2,154
445	*	First Foundation, Inc	6,951
64	e	First Guaranty Bancshares, Inc	1,644
1,052		First Hawaiian, Inc	28,572
5,859		First Horizon National Corp	101,126
85		First Internet Bancorp	2,588
744		First Interstate Bancsystem, Inc	33,331
960		First Merchants Corp	43,190
93		First Mid-Illinois Bancshares, Inc	3,751
1,595		First Midwest Bancorp, Inc	42,411
158	*	First Northwest Bancorp	2,433
321		First of Long Island Corp	6,982
2,649		First Republic Bank	254,304
610	*	Flagstar Bancorp, Inc	19,197
358		Flushing Financial Corp	8,735
5,725		FNB Corp	72,822
206	*	Franklin Financial Network, Inc	8,055
247		FS Bancorp, Inc	13,763
2,673		Fulton Financial Corp	44,505
325		German American Bancorp, Inc	11,466
1,201		Glacier Bancorp, Inc	51,751
161		Great Southern Bancorp, Inc	8,911
849		Great Western Bancorp, Inc	35,819
335		Green Bancorp, Inc	7,403
45	e	Greene County Bancorp, Inc	1,444
365		Guaranty Bancorp	10,841
26		Guaranty Bancshares, Inc	786
1,541		Hancock Holding Co	73,275
484		Hanmi Financial Corp	12,052
200	*	HarborOne Bancorp, Inc	3,824
429		Heartland Financial USA, Inc	24,903
553		Heritage Commerce Corp	8,251
460		Heritage Financial Corp	16,169
1,168		Hilltop Holdings, Inc	23,559
22		Hingham Institution for Savings	4,836
89		Home Bancorp, Inc	3,870
2,960		Home Bancshares, Inc	64,824
314	*	HomeStreet, Inc	8,321
265	*	HomeTrust Bancshares, Inc	7,725

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,956		Hope Bancorp, Inc	$31,629
501		Horizon Bancorp	9,895
129	*	Howard Bancorp, Inc	2,283
18,430		Huntington Bancshares, Inc	274,976
909		IBERIABANK Corp	73,947
171	*,e	Impac Mortgage Holdings, Inc	1,281
399		Independent Bank Corp (MA)	32,957
308		Independent Bank Corp (MI)	7,284
324		Independent Bank Group, Inc	21,481
843		International Bancshares Corp	37,935
120		Investar Holding Corp	3,222
4,402		Investors Bancorp, Inc	54,013
55,116		JPMorgan Chase & Co	6,219,289
2,079		Kearny Financial Corp	28,794
17,530		Keycorp	348,672
584		Lakeland Bancorp, Inc	10,541
525		Lakeland Financial Corp	24,402
141		LCNB Corp	2,630
693		LegacyTexas Financial Group, Inc	29,522
125	*,e	LendingTree, Inc	28,763
310		Live Oak Bancshares, Inc	8,308
2,442		M&T Bank Corp	401,807
400		Macatawa Bank Corp	4,684
101	*	Malvern Bancorp, Inc	2,419
1,317		MB Financial, Inc	60,727
283		MBT Financial Corp	3,198
226		Mercantile Bank Corp	7,542
155		Merchants Bancorp	3,940
856		Meridian Bancorp, Inc	14,552
123		Meta Financial Group, Inc	10,166
101	*	Metropolitan Bank Holding Corp	4,153
5,850	*	MGIC Investment Corp	77,864
324		Middlefield Banc Corp	15,260
324		Midland States Bancorp, Inc	10,400
1,202		Midsouth Bancorp, Inc	18,511
169		MidWestOne Financial Group, Inc	5,629
101		MutualFirst Financial, Inc	3,722
535		National Bank Holdings Corp	20,143
109	e	National Bankshares, Inc	4,954
164	*	National Commerce Corp	6,773
669		NBT Bancorp, Inc	25,676
8,219		New York Community Bancorp, Inc	85,231
140	*	Nicolet Bankshares, Inc	7,631
1,790	*	NMI Holdings, Inc	40,544
115		Northeast Bancorp	2,496
643		Northfield Bancorp, Inc	10,237
104		Northrim BanCorp, Inc	4,321
1,478		Northwest Bancshares, Inc	25,599
64		Norwood Financial Corp	2,506
714		OceanFirst Financial Corp	19,435
596		OFG Bancorp	9,625
68		Ohio Valley Banc Corp	2,492
134		Old Line Bancshares, Inc	4,240
2,084		Old National Bancorp	40,221
432		Old Second Bancorp, Inc	6,674
319		Opus Bank	8,741
249		Origin Bancorp, Inc	9,375
610		Oritani Financial Corp	9,486
111		Orrstown Financial Services, Inc	2,642
226		Pacific City Financial Corp	4,371
241	*	Pacific Mercantile Bancorp	2,253
609	*	Pacific Premier Bancorp, Inc	22,655
2,138		PacWest Bancorp	101,876
205		Park National Corp	21,640
649		Parke Bancorp, Inc	14,570
290		PCSB Financial Corp	5,899

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

259	*	PDL Community Bancorp	$3,913
259		Peapack Gladstone Financial Corp	8,001
67		Penns Woods Bancorp, Inc	2,911
165		PennyMac Financial Services, Inc	3,449
70		Peoples Bancorp of North Carolina, Inc	2,019
261		Peoples Bancorp, Inc	9,143
101		Peoples Financial Services Corp	4,282
6,304		People’s United Financial, Inc	107,924
194		People’s Utah Bancorp	6,586
823	*	PHH Corp	9,045
1,330		Pinnacle Financial Partners, Inc	80,000
7,679		PNC Financial Services Group, Inc	1,045,803
1,571		Popular, Inc	80,514
188		Preferred Bank	10,998
175		Premier Financial Bancorp, Inc	3,236
1,035		Prosperity Bancshares, Inc	71,777
68	*	Provident Bancorp, Inc	1,969
964		Provident Financial Services, Inc	23,666
132		Prudential Bancorp, Inc	2,285
190		QCR Holdings, Inc	7,762
4,289		Radian Group, Inc	88,654
104		RBB Bancorp	2,548
18,527		Regions Financial Corp	339,970
670		Renasant Corp	27,611
146		Republic Bancorp, Inc (Class A)	6,731
750	*	Republic First Bancorp, Inc	5,363
2,003		Riverview Bancorp, Inc	17,707
540		S&T Bancorp, Inc	23,414
495		Sandy Spring Bancorp, Inc	19,458
151	e	SB One Bancorp	3,805
617	*	Seacoast Banking Corp of Florida	18,016
290	*	Select Bancorp, Inc	3,596
726		ServisFirst Bancshares, Inc	28,423
185		Shore Bancshares, Inc	3,297
177		SI Financial Group, Inc	2,478
192		Sierra Bancorp	5,549
867		Signature Bank	99,566
1,396		Simmons First National Corp (Class A)	41,112
116	*	SmartFinancial, Inc	2,732
670		South State Corp	54,940
101	*	Southern First Bancshares, Inc	3,969
86		Southern Missouri Bancorp, Inc	3,205
169		Southern National Bancorp of Virginia, Inc	2,738
432		Southside Bancshares, Inc	15,034
584		State Bank & Trust Co	17,625
259		Sterling Bancorp, Inc	2,929
3,716		Sterling Bancorp/DE	81,752
339		Stock Yards Bancorp, Inc	12,306
164		Summit Financial Group, Inc	3,806
7,662		SunTrust Banks, Inc	511,745
881	*	SVB Financial Group	273,841
1,928		Synovus Financial Corp	88,283
2,589		TCF Financial Corp	61,644
150		Territorial Bancorp, Inc	4,433
932	*	Texas Capital Bancshares, Inc	77,030
1,347		TFS Financial Corp	20,218
714	*	The Bancorp, Inc	6,847
100		Timberland Bancorp, Inc	3,124
229		Tompkins Trustco, Inc	18,593
996		TowneBank	30,727
404		Trico Bancshares	15,602
343	*	Tristate Capital Holdings, Inc	9,467
599	*	Triumph Bancorp, Inc	22,882
1,387		Trustco Bank Corp NY	11,790
1,035		Trustmark Corp	34,828

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

685		UMB Financial Corp	$48,567
3,528		Umpqua Holdings Corp	73,382
1,105		Union Bankshares Corp	42,576
60		Union Bankshares, Inc	3,189
1,552		United Bankshares, Inc	56,415
1,078		United Community Banks, Inc	30,065
740		United Community Financial Corp	7,156
770		United Financial Bancorp, Inc	12,959
113		United Security Bancshares	1,254
119		Unity Bancorp, Inc	2,725
364		Univest Corp of Pennsylvania	9,628
25,135		US Bancorp	1,327,379
6,127		Valley National Bancorp	68,929
226	*	Veritex Holdings, Inc	6,387
681		Walker & Dunlop, Inc	36,011
1,396		Washington Federal, Inc	44,672
232		Washington Trust Bancorp, Inc	12,830
384		Waterstone Financial, Inc	6,586
1,651		Webster Financial Corp	97,343
71,533		Wells Fargo & Co	3,759,775
770		WesBanco, Inc	34,327
239		West Bancorporation, Inc	5,617
399		Westamerica Bancorporation	24,004
1,643	*	Western Alliance Bancorp	93,470
413		Western New England Bancorp, Inc	4,460
886		Wintrust Financial Corp	75,257
9,590	*	WMIH Corp	13,330
466		WSFS Financial Corp	21,972
3,277		Zions Bancorporation	164,342

		TOTAL BANKS	30,487,044

CAPITAL GOODS - 7.3%
9,463		3M Co	1,993,949
2,472		A.O. Smith Corp	131,931
644		Aaon, Inc	24,343
511		AAR Corp	24,472
917		Actuant Corp (Class A)	25,584
685		Acuity Brands, Inc	107,682
1,072		Advanced Drainage Systems, Inc	33,125
2,781	*	Aecom Technology Corp	90,827
522	*	Aegion Corp	13,248
1,069	*	Aerojet Rocketdyne Holdings, Inc	36,335
318	*	Aerovironment, Inc	35,670
1,041		AGCO Corp	63,282
1,858		Air Lease Corp	85,245
726		Aircastle Ltd	15,907
148		Alamo Group, Inc	13,558
445		Albany International Corp (Class A)	35,377
1,475		Allegion plc	133,591
91		Allied Motion Technologies, Inc	4,953
2,013		Allison Transmission Holdings, Inc	104,696
507		Altra Holdings, Inc	20,919
317	*	Ameresco, Inc	4,327
127		American Railcar Industries, Inc	5,855
254	*	American Woodmark Corp	19,926
3,763		Ametek, Inc	297,729
438		Apogee Enterprises, Inc	18,098
567		Applied Industrial Technologies, Inc	44,368
7,689		Arconic, Inc	169,235
244		Argan, Inc	10,492
367	*	Armstrong Flooring, Inc	6,643
902	*	Armstrong World Industries, Inc	62,779
334		Astec Industries, Inc	16,837
340	*	Astronics Corp	14,790
491	*	Atkore International Group, Inc	13,026

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,023	*	Axon Enterprise, Inc	$70,004
406		AZZ, Inc	20,503
782		Barnes Group, Inc	55,545
1,120	*	Beacon Roofing Supply, Inc	40,533
87	*,e	Blue Bird Corp	2,131
144	*	BlueLinx Holdings, Inc	4,535
941	*	BMC Stock Holdings, Inc	17,550
8,931		Boeing Co	3,321,439
656		Briggs & Stratton Corp	12,615
2,096	*	Builders FirstSource, Inc	30,769
1,582		BWX Technologies, Inc	98,938
351	e	Caesarstone Sdot-Yam Ltd	6,511
250	*	CAI International, Inc	5,717
986		Carlisle Cos, Inc	120,095
9,519		Caterpillar, Inc	1,451,552
467	*	Chart Industries, Inc	36,580
259		CIRCOR International, Inc	12,302
1,386	*	Colfax Corp	49,979
262		Columbus McKinnon Corp	10,359
575		Comfort Systems USA, Inc	32,430
388	*	Commercial Vehicle Group, Inc	3,554
601	*	Continental Building Products Inc	22,568
901		Crane Co	88,613
225	*	CSW Industrials, Inc	12,082
360		Cubic Corp	26,298
2,527		Cummins, Inc	369,119
674		Curtiss-Wright Corp	92,621
5,264		Deere & Co	791,337
199		DMC Global, Inc	8,119
2,203		Donaldson Co, Inc	128,347
347		Douglas Dynamics, Inc	15,233
2,490		Dover Corp	220,440
160	*	Ducommun, Inc	6,534
240	*	DXP Enterprises, Inc	9,617
486	*	Dycom Industries, Inc	41,116
80		Eastern Co	2,272
7,123		Eaton Corp	617,778
916		EMCOR Group, Inc	68,801
10,251		Emerson Electric Co	785,022
318		Encore Wire Corp	15,932
281	*,e	Energous Corp	2,844
568	*,e	Energy Recovery, Inc	5,084
681		EnerSys	59,336
274	*	Engility Holdings, Inc	9,861
1,395	*,e	Enphase Energy, Inc	6,766
330		EnPro Industries, Inc	24,067
56	e	EnviroStar, Inc	2,181
1,954		Equifax, Inc	255,134
398		ESCO Technologies, Inc	27,084
408	*	Esterline Technologies Corp	37,108
1,196	*	Evoqua Water Technologies Corp	21,265
4,827		Fastenal Co	280,063
819		Federal Signal Corp	21,933
2,038		Flowserve Corp	111,458
2,196		Fluor Corp	127,588
5,064		Fortive Corp	426,389
2,359		Fortune Brands Home & Security, Inc	123,517
199	*	Foundation Building Materials, Inc	2,482
719		Franklin Electric Co, Inc	33,973
165		Freightcar America, Inc	2,652
10,949	*,e	FuelCell Energy, Inc	11,715
1,699	*	Gardner Denver Holdings, Inc	48,150
730	*	Gates Industrial Corp plc	14,235
608		GATX Corp	52,647
103	*	Gencor Industries, Inc	1,241

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

981	*	Generac Holdings, Inc	$55,338
4,266		General Dynamics Corp	873,336
141,690		General Electric Co	1,599,680
230	*	General Finance Corp	3,668
567	*	Gibraltar Industries, Inc	25,855
336		Global Brass & Copper Holdings, Inc	12,398
370	*	GMS, Inc	8,584
271		Gorman-Rupp Co	9,891
2,760		Graco, Inc	127,898
546		GrafTech International Ltd	10,652
128		Graham Corp	3,606
696		Granite Construction, Inc	31,807
890	*	Great Lakes Dredge & Dock Corp	5,518
720		Greenbrier Cos, Inc	43,272
448		Griffon Corp	7,235
627		H&E Equipment Services, Inc	23,688
1,922		Harris Corp	325,222
1,393	*	Harsco Corp	39,770
632	*	HC2 Holdings, Inc	3,868
3,063	*	HD Supply Holdings, Inc	131,066
760		HEICO Corp	70,384
1,157		HEICO Corp (Class A)	87,353
380	*	Herc Holdings, Inc	19,456
1,413		Hexcel Corp	94,742
981		Hillenbrand, Inc	51,306
12,296		Honeywell International, Inc	2,046,054
857		Hubbell, Inc	114,469
710		Huntington Ingalls	181,817
96		Hurco Cos, Inc	4,330
158		Hyster-Yale Materials Handling, Inc	9,722
1,286		IDEX Corp	193,749
137	*	IES Holdings, Inc	2,671
5,580		Illinois Tool Works, Inc	787,450
1,588	*,e	Infrastructure and Energy Alternatives, Inc	16,674
4,114		Ingersoll-Rand plc	420,862
289		Insteel Industries, Inc	10,369
1,338		ITT, Inc	81,966
2,070		Jacobs Engineering Group, Inc	158,355
1,178	*	JELD-WEN Holding, Inc	29,049
486		John Bean Technologies Corp	57,980
15,059		Johnson Controls International plc	527,065
166		Kadant, Inc	17,903
415		Kaman Corp	27,714
2,207		KBR, Inc	46,634
1,244		Kennametal, Inc	54,189
770	*,e	KEYW Holding Corp, The	6,668
781	*	KLX, Inc	49,031
1,099	*	Kratos Defense & Security Solutions, Inc	16,243
1,320		L3 Technologies, Inc	280,658
87	*	Lawson Products, Inc	2,949
122	*	LB Foster Co (Class A)	2,507
606		Lennox International, Inc	132,350
1,115		Lincoln Electric Holdings, Inc	104,186
165		Lindsay Corp	16,540
4,099		Lockheed Martin Corp	1,418,090
258	*	Lydall, Inc	11,120
1,227	*	Manitex International, Inc	12,920
539	*	Manitowoc Co, Inc	12,931
4,995		Masco Corp	182,817
503	*	Masonite International Corp	32,242
1,083	*	Mastec, Inc	48,356
906		Maxar Technologies Ltd	29,961
726	*	Mercury Systems, Inc	40,162
1,303	*	Meritor, Inc	25,226
885	*	Middleby Corp	114,475

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,406	*	Milacron Holdings Corp	$28,472
168		Miller Industries, Inc	4,519
491		Moog, Inc (Class A)	42,211
1,441	*	MRC Global, Inc	27,048
688		MSC Industrial Direct Co (Class A)	60,620
883		Mueller Industries, Inc	25,589
2,381		Mueller Water Products, Inc (Class A)	27,405
301	*	MYR Group, Inc	9,825
76	e	National Presto Industries, Inc	9,853
783	*	Navistar International Corp	30,146
628	*	NCI Building Systems, Inc	9,514
345	*,e	Nexeo Solutions, Inc	4,226
442		NN, Inc	6,895
957		Nordson Corp	132,927
2,664		Northrop Grumman Corp	845,474
149	*	Northwest Pipe Co	2,943
1,637	*	NOW, Inc	27,092
123	*	NV5 Holdings, Inc	10,664
2,708		nVent Electric plc	73,549
44		Omega Flex, Inc	3,131
454	*	Orion Marine Group, Inc	3,428
1,266		Oshkosh Truck Corp	90,190
1,733		Owens Corning, Inc	94,050
5,726		PACCAR, Inc	390,456
2,205		Parker-Hannifin Corp	405,566
381	*	Patrick Industries, Inc	22,555
2,708		Pentair plc	117,392
763	*	PGT, Inc	16,481
3,537	*,e	Plug Power, Inc	6,791
125		Powell Industries, Inc	4,533
51		Preformed Line Products Co	3,584
613		Primoris Services Corp	15,215
418	*	Proto Labs, Inc	67,612
492		Quanex Building Products Corp	8,954
2,753	*	Quanta Services, Inc	91,895
551		Raven Industries, Inc	25,208
4,703		Raytheon Co	971,922
360	*	RBC Bearings, Inc	54,130
687		Regal-Beloit Corp	56,643
562	e	REV Group, Inc	8,823
1,622	*	Rexnord Corp	49,958
2,075		Rockwell Automation, Inc	389,104
2,667		Rockwell Collins, Inc	374,633
1,667		Roper Industries, Inc	493,782
96		Rush Enterprises, Inc	3,829
461		Rush Enterprises, Inc (Class A)	18,122
2,806	*	Sensata Technologies Holding plc	139,037
720		Simpson Manufacturing Co, Inc	52,171
641	*	SiteOne Landscape Supply, Inc	48,293
924		Snap-On, Inc	169,646
136	*	Sparton Corp	1,962
1,891		Spirit Aerosystems Holdings, Inc (Class A)	173,348
647	*	SPX Corp	21,552
646	*	SPX FLOW, Inc	33,592
195		Standex International Corp	20,329
2,569		Stanley Works	376,204
394	*	Sterling Construction Co, Inc	5,642
365		Sun Hydraulics Corp	19,995
2,418	*,e	Sunrun, Inc	30,080
582	*	Teledyne Technologies, Inc	143,568
268		Tennant Co	20,355
1,185		Terex Corp	47,293
427	*	Textainer Group Holdings Ltd	5,466
4,224		Textron, Inc	301,889
509	*	Thermon Group Holdings	13,122
1,085		Timken Co	54,087

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

784		Titan International, Inc	$5,817
282	*	Titan Machinery, Inc	4,367
1,747		Toro Co	104,768
160	*	TPI Composites, Inc	4,568
813	*	TransDigm Group, Inc	302,680
902	*	Trex Co, Inc	69,436
716	*	Trimas Corp	21,766
2,728		Trinity Industries, Inc	99,954
1,184		Triton International Ltd	39,392
753		Triumph Group, Inc	17,545
585	*	Tutor Perini Corp	10,998
142	*	Twin Disc, Inc	3,272
1,363	*	United Rentals, Inc	222,987
12,343		United Technologies Corp	1,725,675
2,029	*	Univar, Inc	62,209
873		Universal Forest Products, Inc	30,843
1,341	*	USG Corp	58,079
345		Valmont Industries, Inc	47,783
156	*	Vectrus, Inc	4,866
155	*	Veritiv Corp	5,642
253	*	Vicor Corp	11,638
557	*	Vivint Solar, Inc	2,896
744		W.W. Grainger, Inc	265,913
918		Wabash National Corp	16,735
980	*	WABCO Holdings, Inc	115,581
1,411		Wabtec Corp	147,986
549		Watsco, Inc	97,777
434		Watts Water Technologies, Inc (Class A)	36,022
2,009	*	Welbilt, Inc	41,948
849	*	Wesco Aircraft Holdings, Inc	9,551
755	*	WESCO International, Inc	46,395
71	*	Willis Lease Finance Corp	2,450
524	*,e	Willscot Corp	8,987
826		Woodward Governor Co	66,790
2,937		Xylem, Inc	234,578

		TOTAL CAPITAL GOODS	35,899,593

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
868		ABM Industries, Inc	27,993
731	*	Acacia Research Corp	2,339
1,696		ACCO Brands Corp	19,165
1,679	e	ADT, Inc	15,766
1,128	*	Advanced Disposal Services, Inc	30,546
110		Barrett Business Services, Inc	7,346
109		BG Staffing, Inc	2,965
723		Brady Corp (Class A)	31,631
329	*	BrightView Holdings, Inc	5,280
805		Brink’s Co	56,149
599	*	Casella Waste Systems, Inc (Class A)	18,605
778	*	CBIZ, Inc	18,439
433		Ceco Environmental Corp	3,412
390	*	Cimpress NV	53,278
1,443		Cintas Corp	285,440
819	*	Clean Harbors, Inc	58,624
3,383	*	Copart, Inc	174,326
577	*	CoStar Group, Inc	242,825
1,794		Covanta Holding Corp	29,152
128		CRA International, Inc	6,428
754		Deluxe Corp	42,933
698		Dun & Bradstreet Corp	99,472
394		Ennis, Inc	8,057
556		Essendant, Inc	7,128
804		Exponent, Inc	43,094
178		Forrester Research, Inc	8,170
148	*	Franklin Covey Co	3,500

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

640	*	FTI Consulting, Inc	$46,842
191	*	GP Strategies Corp	3,218
1,153	e	Healthcare Services Group	46,835
286		Heidrick & Struggles International, Inc	9,681
247	*	Heritage-Crystal Clean, Inc	5,273
928		Herman Miller, Inc	35,635
682		HNI Corp	30,172
334	*	Huron Consulting Group, Inc	16,500
282		ICF International, Inc	21,277
6,456	*	IHS Markit Ltd	348,366
708	*	Innerworkings, Inc	5,607
568		Insperity, Inc	66,996
961		Interface, Inc	22,439
2,145		KAR Auction Services, Inc	128,035
481		Kelly Services, Inc (Class A)	11,558
366		Kforce, Inc	13,762
577		Kimball International, Inc (Class B)	9,665
752		Knoll, Inc	17,634
1,048		Korn/Ferry International	51,604
518		LSC Communications, Inc	5,729
1,129		Manpower, Inc	97,049
491		Matthews International Corp (Class A)	24,624
379		McGrath RentCorp	20,644
259	*	Mistras Group, Inc	5,613
682		Mobile Mini, Inc	29,906
518		MSA Safety, Inc	55,136
210		Multi-Color Corp	13,072
729		Navigant Consulting, Inc	16,811
6,023		Nielsen NV	166,596
160	*	NL Industries, Inc	960
781	*	On Assignment, Inc	61,644
2,896		Pitney Bowes, Inc	20,504
482		Quad Graphics, Inc	10,045
3,657		Republic Services, Inc	265,718
514		Resources Connection, Inc	8,532
1,949		Robert Half International, Inc	137,171
1,780		Rollins, Inc	108,028
1,220		RR Donnelley & Sons Co	6,588
269	*	SP Plus Corp	9,818
1,350		Steelcase, Inc (Class A)	24,975
1,291	*	Stericycle, Inc	75,756
187		Systemax, Inc	6,160
449	*,e	Team, Inc	10,102
864		Tetra Tech, Inc	59,011
3,120		TransUnion	229,570
632	*	TriNet Group, Inc	35,594
645	*	TrueBlue, Inc	16,802
237		Unifirst Corp	41,155
338		US Ecology, Inc	24,927
2,712	*	Verisk Analytics, Inc	326,932
318		Viad Corp	18,842
134		VSE Corp	4,439
580	*	WageWorks, Inc	24,795
7,127		Waste Management, Inc	643,996
116	*	Willdan Group, Inc	3,939

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,804,345

CONSUMER DURABLES & APPAREL - 1.3%
351		Acushnet Holdings Corp	9,628
840	*	American Outdoor Brands Corp	13,045
194		Bassett Furniture Industries, Inc	4,122
565	*	Beazer Homes USA, Inc	5,932
1,393		Brunswick Corp	93,359
1,433		Callaway Golf Co	34,808

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

750		Carter’s, Inc	$73,950
132	*	Cavco Industries, Inc	33,396
772	*	Century Communities, Inc	20,265
307		Clarus Corp	3,392
454		Columbia Sportswear Co	42,254
1,159	*	CROCS, Inc	24,675
167		Culp, Inc	4,041
498	*	Deckers Outdoor Corp	59,053
5,415		DR Horton, Inc	228,405
167		Escalade, Inc	2,146
327		Ethan Allen Interiors, Inc	6,785
122		Flexsteel Industries, Inc	3,628
730	*	Fossil Group, Inc	16,994
1,889		Garmin Ltd	132,324
682	*	G-III Apparel Group Ltd	32,866
1,762	*,e	GoPro, Inc	12,686
578	*	Green Brick Partners, Inc	5,838
132		Hamilton Beach Brands Holding Co	2,896
5,680		Hanesbrands, Inc	104,682
1,873		Hasbro, Inc	196,890
411	*	Helen of Troy Ltd	53,800
173		Hooker Furniture Corp	5,847
2,504	*	Hovnanian Enterprises, Inc (Class A)	4,006
379	*	Installed Building Products Inc	14,781
443	*	iRobot Corp	48,695
75		Johnson Outdoors, Inc	6,974
1,294		KB Home	30,940
696		La-Z-Boy, Inc	21,994
2,061		Leggett & Platt, Inc	90,251
224		Lennar Corp (B Shares)	8,624
4,512		Lennar Corp (Class A)	210,665
273	*,e	LGI Homes, Inc	12,951
163		Lifetime Brands, Inc	1,777
1,585	*	Lululemon Athletica, Inc	257,547
385	*	M/I Homes, Inc	9,213
287	*	Malibu Boats Inc	15,705
156		Marine Products Corp	3,571
5,317	*,e	Mattel, Inc	83,477
295	*	MCBC Holdings, Inc	10,585
932		MDC Holdings, Inc	27,569
602	*	Meritage Homes Corp	24,020
2,340	*	Michael Kors Holdings Ltd	160,430
998	*	Mohawk Industries, Inc	174,999
227		Movado Group, Inc	9,511
66		Nacco Industries, Inc (Class A)	2,161
545	*	Nautilus, Inc	7,603
389	*	New Home Co Inc	3,135
7,369		Newell Rubbermaid, Inc	149,591
20,705		Nike, Inc (Class B)	1,754,128
52	*	NVR, Inc	128,482
276		Oxford Industries, Inc	24,895
199	*	Perry Ellis International, Inc	5,439
973		Polaris Industries, Inc	98,224
4,225		Pulte Homes, Inc	104,653
1,215		PVH Corp	175,446
885		Ralph Lauren Corp	121,732
508		Rocky Brands, Inc	14,376
694	*	Roku, Inc	50,683
2,609	*	Skechers U.S.A., Inc (Class A)	72,869
109		Skyline Corp	3,114
235	*,e	Sonos, Inc	3,769
922		Steven Madden Ltd	48,774
272	e	Sturm Ruger & Co, Inc	18,782
133		Superior Uniform Group, Inc	2,530
4,883		Tapestry, Inc	245,468

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,015	*	Taylor Morrison Home Corp	$36,351
725	*	Tempur Sealy International, Inc	38,352
2,373		Toll Brothers, Inc	78,380
563	*	TopBuild Corp	31,990
2,459	*	TRI Pointe Homes, Inc	30,492
917		Tupperware Corp	30,674
707	*,e	Turtle Beach Corp	14,098
3,626	*	Under Armour, Inc	70,562
2,878	*,e	Under Armour, Inc (Class A)	61,071
226	*	Unifi, Inc	6,403
217	*	Universal Electronics, Inc	8,539
320	*	Vera Bradley, Inc	4,883
5,296		VF Corp	494,911
896	*	Vista Outdoor, Inc	16,029
2,014	*,e	Vuzix Corp	13,192
1,133		Whirlpool Corp	134,544
576	*	William Lyon Homes, Inc	9,153
1,465		Wolverine World Wide, Inc	57,208
423	*	Zagg, Inc	6,239

		TOTAL CONSUMER DURABLES & APPAREL	6,634,917

CONSUMER SERVICES - 2.2%
965	*	Adtalem Global Education, Inc	46,513
239	*	American Public Education, Inc	7,899
4,005		ARAMARK Holdings Corp	172,295
1,019		BBX Capital Corp	7,561
1,433	*	Belmond Ltd.	26,152
1	*	Biglari Holdings, Inc (A Shares)	922
17	*	Biglari Holdings, Inc (B Shares)	3,083
356		BJ’s Restaurants, Inc	25,703
1,539		Bloomin’ Brands, Inc	30,457
141	e	Bluegreen Vacations Corp	2,522
268	*	Bojangles’, Inc	4,208
1,270		Boyd Gaming Corp	42,989
949	*	Bright Horizons Family Solutions	111,830
763	e	Brinker International, Inc	35,655
9,591	*,e	Caesars Entertainment Corp	98,308
222	*	Cambium Learning Group, Inc	2,628
1,137	*	Career Education Corp	16,975
6,627		Carnival Corp	422,604
234		Carriage Services, Inc	5,043
507	*	Carrols Restaurant Group, Inc	7,402
348	*	Century Casinos, Inc	2,596
702		Cheesecake Factory	37,585
1,956	*	Chegg, Inc	55,609
396	*	Chipotle Mexican Grill, Inc (Class A)	179,990
520		Choice Hotels International, Inc	43,316
210		Churchill Downs, Inc	58,317
247	*	Chuy’s Holdings, Inc	6,484
294	e	Cracker Barrel Old Country Store, Inc	43,256
2,024		Darden Restaurants, Inc	225,049
657		Dave & Buster’s Entertainment, Inc	43,507
331	*	Del Frisco’s Restaurant Group, Inc	2,747
519	*	Del Taco Restaurants, Inc	6,129
1,168	*	Denny’s Corp	17,193
266		DineEquity, Inc	21,628
687		Domino’s Pizza, Inc	202,528
948	*	Drive Shack, Inc	5,650
1,432		Dunkin Brands Group, Inc	105,567
302	*	El Pollo Loco Holdings, Inc	3,790
1,053	*,e	Eldorado Resorts, Inc	51,176
38	*,e	Empire Resorts, Inc	353
3,065		Extended Stay America, Inc	62,005
402	*	Fiesta Restaurant Group, Inc	10,753
149	*	Golden Entertainment, Inc	3,577

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

73		Graham Holdings Co	$42,289
783	*	Grand Canyon Education, Inc	88,322
3,944		H&R Block, Inc	101,558
326	*	Habit Restaurants, Inc	5,200
1,521	*	Hilton Grand Vacations, Inc	50,345
4,675		Hilton Worldwide Holdings, Inc	377,646
1,746	*	Houghton Mifflin Harcourt Co	12,222
738		Hyatt Hotels Corp	58,737
1,684		International Game Technology plc	33,259
389		International Speedway Corp (Class A)	17,038
211	*	J Alexander’s Holdings, Inc	2,511
490		Jack in the Box, Inc	41,077
521	*	K12, Inc	9,222
5,824		Las Vegas Sands Corp	345,538
861	*	Laureate Education, Inc	13,294
322	*	Lindblad Expeditions Holdings, Inc	4,788
4,783		Marriott International, Inc (Class A)	631,499
615		Marriott Vacations Worldwide Corp	68,726
12,791		McDonald’s Corp	2,139,807
8,887		MGM Resorts International	248,036
173	*	Monarch Casino & Resort, Inc	7,863
49		Nathan’s Famous, Inc	4,038
279	*	Noodles & Co	3,376
3,341	*	Norwegian Cruise Line Holdings Ltd	191,874
422	e	Papa John’s International, Inc	21,640
1,314	*	Penn National Gaming, Inc	43,257
848	*	Pinnacle Entertainment, Inc	28,569
1,306		Planet Fitness, Inc	70,563
148	*	PlayAGS, Inc	4,362
320	*	Potbelly Corp	3,936
142		RCI Hospitality Holdings, Inc	4,205
238	*	Red Lion Hotels Corp	2,975
204	*	Red Robin Gourmet Burgers, Inc	8,191
1,049		Red Rock Resorts, Inc	27,956
607	*	Regis Corp	12,401
2,772		Royal Caribbean Cruises Ltd	360,194
473		Ruth’s Chris Steak House, Inc	14,923
843	*	Scientific Games Corp (Class A)	21,412
1,062	*	SeaWorld Entertainment, Inc	33,379
2,922		Service Corp International	129,152
2,355	*	ServiceMaster Global Holdings, Inc	146,081
337	*	Shake Shack, Inc	21,234
1,116	e	Six Flags Entertainment Corp	77,919
673		Sonic Corp	29,168
602	*	Sotheby’s (Class A)	29,612
164		Speedway Motorsports, Inc	2,927
21,620		Starbucks Corp	1,228,881
322		Strategic Education Inc	44,124
1,016		Texas Roadhouse, Inc (Class A)	70,399
645		Vail Resorts, Inc	177,001
619	*	Weight Watchers International, Inc	44,562
2,954		Wendy’s	50,632
454		Wingstop, Inc	30,995
1,610		Wyndham Hotels & Resorts, Inc	89,468
1,610		Wyndham Worldwide Corp	69,810
1,664		Wynn Resorts Ltd	211,428
6,317		Yum China Holdings, Inc	221,790
5,274		Yum! Brands, Inc	479,459
274	*	Zoe’s Kitchen, Inc	3,485

		TOTAL CONSUMER SERVICES	10,573,909

DIVERSIFIED FINANCIALS - 3.5%
887		Affiliated Managers Group, Inc	121,271
430		AG Mortgage Investment Trust	7,817
7,598		AGNC Investment Corp	141,551

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,199		Ally Financial, Inc	$190,414
11,552		American Express Co	1,230,172
2,386		Ameriprise Financial, Inc	352,317
19,792		Annaly Capital Management, Inc	202,472
1,539		Anworth Mortgage Asset Corp	7,126
2,164		Apollo Commercial Real Estate Finance, Inc	40,835
756		Arbor Realty Trust, Inc	8,679
406		Ares Commercial Real Estate Corp	5,672
359	e	Arlington Asset Investment Corp (Class A)	3,353
566	*	ARMOUR Residential REIT, Inc	12,707
693		Artisan Partners Asset Management, Inc	22,453
14	*,e	Ashford, Inc	1,062
86	e	Associated Capital Group, Inc	3,659
2,788		AXA Equitable Holdings, Inc	59,803
212		B. Riley Financial, Inc	4,802
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	9,644
15,236		Bank of New York Mellon Corp	776,884
4,169		BGC Partners, Inc (Class A)	49,278
2,016		BlackRock, Inc	950,201
2,008		Blackstone Mortgage Trust, Inc	67,288
1,084	*	Cannae Holdings, Inc	22,710
7,981		Capital One Financial Corp	757,636
1,473		Capstead Mortgage Corp	11,651
1,847		CBOE Holdings, Inc	177,238
19,682		Charles Schwab Corp	967,370
189		Cherry Hill Mortgage Investment Corp	3,421
3,165		Chimera Investment Corp	57,381
5,618		CME Group, Inc	956,240
321		Cohen & Steers, Inc	13,036
1,289		Colony Credit Real Estate, Inc	28,345
387	*	Cowen Group, Inc	6,308
174	*	Credit Acceptance Corp	76,224
153	*	Curo Group Holdings Corp	4,625
49		Diamond Hill Investment Group, Inc	8,104
5,700		Discover Financial Services	435,765
397	*	Donnelley Financial Solutions, Inc	7,114
776		Dynex Capital, Inc	4,951
4,309	*	E*TRADE Financial Corp	225,749
2,009		Eaton Vance Corp	105,593
241	*	Elevate Credit, Inc	1,942
375	*,e	Encore Capital Group, Inc	13,444
522	*	Enova International, Inc	15,034
638		Evercore Partners, Inc (Class A)	64,151
422		Exantas Capital Corp	4,634
796	*	Ezcorp, Inc (Class A)	8,517
613		Factset Research Systems, Inc	137,134
1,485		Federated Investors, Inc (Class B)	35,818
2,135	*	FGL Holdings	19,108
737		FirstCash, Inc	60,434
330	*	Focus Financial Partners, Inc	15,662
5,414		Franklin Resources, Inc	164,640
546	e	Gain Capital Holdings, Inc	3,549
93		GAMCO Investors, Inc (Class A)	2,178
5,815		Goldman Sachs Group, Inc	1,303,956
662		Granite Point Mortgage Trust, Inc	12,763
251		Great Ajax Corp	3,416
713	*	Green Dot Corp	63,329
424		Greenhill & Co, Inc	11,172
218		Hamilton Lane, Inc	9,653
630		Houlihan Lokey, Inc	28,306
1,126		Interactive Brokers Group, Inc (Class A)	62,279
9,374		IntercontinentalExchange Group, Inc	702,019
241	*	INTL FCStone, Inc	11,645
6,556		Invesco Ltd	150,001
1,752		Invesco Mortgage Capital, Inc	27,717
524		Investment Technology Group, Inc	11,350

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,119		Jefferies Financial Group, Inc	$112,413
168		KKR Real Estate Finance Trust, Inc	3,389
1,088		Ladder Capital Corp	18,431
1,533		Ladenburg Thalmann Financial Services, Inc	4,139
1,898		Lazard Ltd (Class A)	91,351
1,355		Legg Mason, Inc	42,317
5,056	*	LendingClub Corp	19,617
1,384		LPL Financial Holdings, Inc	89,282
578		MarketAxess Holdings, Inc	103,167
144		Marlin Business Services Corp	4,154
7,296		MFA Mortgage Investments, Inc	53,626
609		Moelis & Co	33,373
2,727		Moody’s Corp	455,954
20,344		Morgan Stanley	947,420
298		Morningstar, Inc	37,518
1,489		MSCI, Inc (Class A)	264,163
1,986		NASDAQ OMX Group, Inc	170,399
4,428		Navient Corp	59,689
312		Nelnet, Inc (Class A)	17,837
5,709		New Residential Investment Corp	101,734
1,709		New York Mortgage Trust, Inc	10,391
483	*,m	NewStar Financial, Inc CVR	125
3,386		Northern Trust Corp	345,812
866		OM Asset Management plc	10,738
750	*	On Deck Capital, Inc	5,678
1,264	*	OneMain Holdings, Inc	42,483
147		Oppenheimer Holdings, Inc	4,645
511		Orchid Island Capital, Inc	3,705
1,030		PennyMac Mortgage Investment Trust	20,847
324		Pico Holdings, Inc	4,066
229		Piper Jaffray Cos	17,484
271		PJT Partners, Inc	14,187
719	*	PRA Group, Inc	25,884
257		Pzena Investment Management, Inc (Class A)	2,452
2,252		Raymond James Financial, Inc	207,297
259	*	Ready Capital Corp	4,312
1,174		Redwood Trust, Inc	19,066
143	*	Regional Management Corp	4,123
4,118		S&P Global, Inc	804,616
296	*	Safeguard Scientifics, Inc	2,768
1,924		Santander Consumer USA Holdings, Inc	38,557
2,255		SEI Investments Co	137,781
111		Silvercrest Asset Management Group, Inc	1,537
6,760	*	SLM Corp	75,374
6,185		State Street Corp	518,179
1,033		Stifel Financial Corp	52,952
12,328		Synchrony Financial	383,154
3,885		T Rowe Price Group, Inc	424,164
4,611		TD Ameritrade Holding Corp	243,599
181		TPG RE Finance Trust, Inc	3,624
4,626		Two Harbors Investment Corp	69,066
618	e	Virtu Financial, Inc	12,638
103		Virtus Investment Partners, Inc	11,716
2,789		Voya Financial, Inc	138,530
1,255	e	Waddell & Reed Financial, Inc (Class A)	26,581
614		Western Asset Mortgage Capital Corp	6,152
125		Westwood Holdings Group, Inc	6,468
1,867		WisdomTree Investments, Inc	15,832
90	*	World Acceptance Corp	10,292

		TOTAL DIVERSIFIED FINANCIALS	17,439,620

ENERGY - 5.7%
2,365	*	Abraxas Petroleum Corp	5,510
376		Adams Resources & Energy, Inc	15,965
1,516	*,e	Alta Mesa Resources, Inc	6,337

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,424	*	Amyris, Inc	$19,247
8,402		Anadarko Petroleum Corp	566,379
2,303		Andeavor	353,511
4,322	*	Antero Resources Corp	76,543
6,181		Apache Corp	294,648
1,245	*	Apergy Corp	54,232
6,598	*,e	Approach Resources, Inc	14,714
338		Arch Coal, Inc	30,217
2,039		Archrock, Inc	24,876
454	*	Ardmore Shipping Corp	2,951
6,741		Baker Hughes a GE Co	228,048
265	*	Basic Energy Services, Inc	2,647
196		Berry Petroleum Co LLC	3,454
314	*	Bonanza Creek Energy, Inc	9,351
645	*	Bristow Group, Inc	7,824
1,022	*	C&J Energy Services, Inc	21,258
7,299		Cabot Oil & Gas Corp	164,373
370	*	Cactus, Inc	14,164
747	*	California Resources Corp	36,252
3,134	*	Callon Petroleum Co	37,577
335	*	CARBO Ceramics, Inc	2,429
1,289	*	Carrizo Oil & Gas, Inc	32,483
2,955	*	Centennial Resource Development, Inc	64,567
3,812	*	Cheniere Energy, Inc	264,896
14,182	*,e	Chesapeake Energy Corp	63,677
31,324		Chevron Corp	3,830,299
1,627		Cimarex Energy Co	151,213
1,943	*	Clean Energy Fuels Corp	5,052
1,183	*	Cloud Peak Energy, Inc	2,721
3,564	*	CNX Resources Corp	51,001
3,139	*	Concho Resources, Inc	479,482
19,271		ConocoPhillips	1,491,575
445	*	CONSOL Energy, Inc	18,160
1,365	*	Continental Resources, Inc	93,202
485	*,e	Covia Holdings Corp	4,350
236	e	CVR Energy, Inc	9,492
1,875	*	Dawson Geophysical Co	11,606
1,312		Delek US Holdings, Inc	55,668
9,900	*	Denbury Resources, Inc	61,380
8,453		Devon Energy Corp	337,613
1,283		DHT Holdings, Inc	6,030
994	*,e	Diamond Offshore Drilling, Inc	19,880
1,589		Diamondback Energy, Inc	214,817
424	*	Dorian LPG Ltd	3,379
582	*	Dril-Quip, Inc	30,410
153	*	Earthstone Energy, Inc	1,435
10,091	*,e	Eclipse Resources Corp	12,008
1,520	*	Energen Corp	130,978
1,385	*	Energy Fuels, Inc	4,543
583	*	Energy XXI Gulf Coast, Inc	4,874
9,505		EOG Resources, Inc	1,212,553
871	*,e	EP Energy Corp	2,038
4,284		EQT Corp	189,481
272	*	Era Group, Inc	3,359
468		Evolution Petroleum Corp	5,171
499	*	Exterran Corp	13,238
1,888	*	Extraction Oil & Gas, Inc	21,316
69,660	d	Exxon Mobil Corp	5,922,493
1,061	*	Forum Energy Technologies, Inc	10,981
790		Frank’s International NV	6,857
1,164	e	Frontline Ltd	6,763
348	*	FTS International, Inc	4,103
635		GasLog Ltd	12,541
1,502		Golar LNG Ltd	41,756
1,162	*	Goodrich Petroleum Corp	16,314

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569		Green Plains Renewable Energy, Inc	$9,787
2,531	*	Gulfport Energy Corp	26,348
2,401	*,e	Halcon Resources Corp	10,732
223		Hallador Energy Co	1,387
14,405		Halliburton Co	583,835
2,257	*	Helix Energy Solutions Group, Inc	22,299
1,788		Helmerich & Payne, Inc	122,961
4,433		Hess Corp	317,314
1,515	*	HighPoint Resources Corp	7,393
2,656		HollyFrontier Corp	185,654
4,277	*	Independence Contract Drilling, Inc	21,128
461	*	International Seaways, Inc	9,229
171	*	ION Geophysical Corp	2,659
13	*	Isramco, Inc	1,587
1,246	*,e	Jagged Peak Energy, Inc	17,232
488	*	Keane Group, Inc	6,037
154	*	Key Energy Services, Inc	1,762
31,528		Kinder Morgan, Inc	558,991
312	*	KLX Energy Services Holdings, Inc	9,987
4,331	*	Kosmos Energy LLC	40,495
2,550	*	Laredo Petroleum Holdings, Inc	20,834
207	e	Liberty Oilfield Services, Inc	4,465
792	*	Lilis Energy, Inc	3,881
67		Mammoth Energy Services, Inc	1,950
13,766		Marathon Oil Corp	320,472
7,470		Marathon Petroleum Corp	597,376
1,401	*	Matador Resources Co	46,303
383	*	Matrix Service Co	9,441
3,470	*	McDermott International, Inc	63,952
178	*	Midstates Petroleum Co, Inc	1,586
2,551		Murphy Oil Corp	85,050
4,845		Nabors Industries Ltd	29,845
6,228		National Oilwell Varco, Inc	268,302
180	*	Natural Gas Services Group, Inc	3,798
164	*,e	NCS Multistage Holdings, Inc	2,708
3,111	*	Newfield Exploration Co	89,690
1,448	*	Newpark Resources, Inc	14,987
132	*	Nine Energy Service, Inc	4,037
4,315	*	Noble Corp plc	30,334
7,761		Noble Energy, Inc	242,066
1,550	e	Nordic American Tanker Shipping	3,239
1,729	*	Northern Oil And Gas, Inc	6,916
4,419	*	Oasis Petroleum, Inc	62,661
12,586		Occidental Petroleum Corp	1,034,192
869	*	Ocean Rig UDW, Inc	30,085
1,532	*	Oceaneering International, Inc	42,283
784	*	Oil States International, Inc	26,029
6,836		Oneok, Inc	463,412
546	*	Overseas Shipholding Group, Inc	1,720
355		Panhandle Oil and Gas, Inc (Class A)	6,550
482	*	Par Pacific Holdings, Inc	9,833
4,180	*	Parsley Energy, Inc	122,265
3,250		Patterson-UTI Energy, Inc	55,608
1,704		PBF Energy, Inc	85,047
1,032	*	PDC Energy, Inc	50,527
1,293		Peabody Energy Corp	46,083
217	*	Penn Virginia Corp	17,477
176	*	PHI, Inc	1,644
6,850		Phillips 66	772,132
1,332	*	Pioneer Energy Services Corp	3,929
2,740		Pioneer Natural Resources Co	477,281
3,185	*	Profire Energy, Inc	10,160
1,178	*	ProPetro Holding Corp	19,425
3,764	*	Questar Market Resources, Inc	42,608
3,580		Range Resources Corp	60,824

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

641	*	Renewable Energy Group, Inc	$18,461
335	*,e	Resolute Energy Corp	12,666
92	*	Rex American Resources Corp	6,951
195	*	RigNet, Inc	3,968
994	*	Ring Energy, Inc	9,851
1,813	*	Rowan Cos plc	34,139
901	e	RPC, Inc	13,947
1,348	*,e	Sanchez Energy Corp	3,100
537	*	SandRidge Energy, Inc	5,837
22,585		Schlumberger Ltd	1,375,878
4,774	e	Scorpio Tankers, Inc	9,596
308	*	SEACOR Holdings, Inc	15,218
303	*	SEACOR Marine Holdings, Inc	6,857
988	*	Select Energy Services, Inc	11,698
1,275		SemGroup Corp	28,114
946	e	Ship Finance International Ltd	13,149
148	*	SilverBow Resources, Inc	3,947
1,739		SM Energy Co	54,831
338	*,e	Smart Sand, Inc	1,389
148	*,e	Solaris Oilfield Infrastructure, Inc	2,796
10,291	*	Southwestern Energy Co	52,587
4,016	*	SRC Energy, Inc	35,702
2,325	*	Superior Energy Services	22,646
300	*	Talos Energy, Inc	9,846
3,386		Targa Resources Investments, Inc	190,666
818	e	Teekay Corp	5,513
1,777		Teekay Tankers Ltd (Class A)	1,755
2,673	*,e	Tellurian, Inc	23,977
1,816	*	Tetra Technologies, Inc	8,190
384	*	Tidewater, Inc	11,977
6,861	*,e	Transocean Ltd	95,711
799	*	Unit Corp	20,822
2,051	*	Uranium Energy Corp	3,528
1,275	e	US Silica Holdings Inc	24,008
7,034		Valero Energy Corp	800,118
1,529	*	W&T Offshore, Inc	14,740
16,146	*	Weatherford International Ltd	43,756
1,434	*	Whiting Petroleum Corp	76,059
481	*,e	WildHorse Resource Development Corp	11,371
19,927		Williams Cos, Inc	541,815
1,068		World Fuel Services Corp	29,562
6,188	*	WPX Energy, Inc	124,503
3,641	*,e	Zion Oil & Gas, Inc	4,660

		TOTAL ENERGY	27,953,991

FOOD & STAPLES RETAILING - 0.9%
418		Andersons, Inc	15,738
618		Casey’s General Stores, Inc	79,790
300	*	Chefs’ Warehouse Holdings, Inc	10,905
213		Ingles Markets, Inc (Class A)	7,295
13,061		Kroger Co	380,206
1,271	*	Natural Grocers by Vitamin C	21,467
1,464	*	Performance Food Group Co	48,751
385		Pricesmart, Inc	31,166
17,265	*,e	Rite Aid Corp	22,099
389	*	Smart & Final Stores, Inc	2,217
584		Spartan Stores, Inc	11,715
2,100	*	Sprouts Farmers Market, Inc	57,561
602	*	SUPERVALU, Inc	19,396
7,942		Sysco Corp	581,752
784	*	United Natural Foods, Inc	23,481
3,445	*	US Foods Holding Corp	106,175
127		Village Super Market (Class A)	3,454
13,795		Walgreens Boots Alliance, Inc	1,005,656
23,481		Walmart, Inc	2,205,101
148		Weis Markets, Inc	6,423

		TOTAL FOOD & STAPLES RETAILING	4,640,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.7%
1,894	*	22nd Century Group, Inc	$5,322
100	e	Alico, Inc	3,380
31,087		Altria Group, Inc	1,874,857
9,091		Archer Daniels Midland Co	457,005
995	e	B&G Foods, Inc (Class A)	27,313
137	*	Boston Beer Co, Inc (Class A)	39,387
846		Brown-Forman Corp	42,977
4,544		Brown-Forman Corp (Class B)	229,699
2,300		Bunge Ltd	158,033
247	e	Calavo Growers, Inc	23,860
486		Cal-Maine Foods, Inc	23,474
2,801	e	Campbell Soup Co	102,601
1,334	*	Castle Brands, Inc	1,427
72		Coca-Cola Bottling Co Consolidated	13,124
63,035		Coca-Cola Co	2,911,587
6,348		ConAgra Foods, Inc	215,641
2,556		Constellation Brands, Inc (Class A)	551,125
7,196		Costco Wholesale Corp	1,690,196
190	*	Craft Brewers Alliance, Inc	3,106
2,547	*	Darling International, Inc	49,208
1,357		Dean Foods Co	9,635
200	*	Farmer Bros Co	5,280
3,010		Flowers Foods, Inc	56,167
499		Fresh Del Monte Produce, Inc	16,911
388	*	Freshpet, Inc	14,240
9,541		General Mills, Inc	409,500
1,593	*	Hain Celestial Group, Inc	43,202
2,341		Hershey Co	238,782
4,615		Hormel Foods Corp	181,831
1,568	*	Hostess Brands, Inc	17,358
1,227		Ingredion, Inc	128,786
277		J&J Snack Foods Corp	41,796
1,765		J.M. Smucker Co	181,107
131		John B. Sanfilippo & Son, Inc	9,351
3,980		Kellogg Co	278,680
2,925		Keurig Dr Pepper, Inc	67,772
9,865		Kraft Heinz Co	543,660
2,490		Lamb Weston Holdings, Inc	165,834
289		Lancaster Colony Corp	43,122
422	*	Landec Corp	6,077
187		Limoneira Co	4,883
2,055		McCormick & Co, Inc	270,746
203	e	MGP Ingredients, Inc	16,033
3,002		Molson Coors Brewing Co (Class B)	184,623
23,753		Mondelez International, Inc	1,020,429
6,733	*	Monster Beverage Corp	392,399
183		National Beverage Corp	21,341
23,282		PepsiCo, Inc	2,602,928
25,510		Philip Morris International, Inc	2,080,085
908	*	Pilgrim’s Pride Corp	16,426
2,073		Pinnacle Foods, Inc	134,351
1,066	*	Post Holdings, Inc	104,511
404	*	Primo Water Corp	7,292
868	*	Pyxus International, Inc	19,964
317	e	Sanderson Farms, Inc	32,768
4		Seaboard Corp	14,840
134	*	Seneca Foods Corp	4,516
937	*	Simply Good Foods Co	18,225
379	e	Tootsie Roll Industries, Inc	11,086
864	*	TreeHouse Foods, Inc	41,342
78		Turning Point Brands, Inc	3,234
4,897		Tyson Foods, Inc (Class A)	291,518
340		Universal Corp	22,100
1,609	e	Vector Group Ltd	22,166

		TOTAL FOOD, BEVERAGE & TOBACCO	18,220,219

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
155	*,e	AAC Holdings, Inc	$1,183
28,202		Abbott Laboratories	2,068,899
690	*	Abiomed, Inc	310,327
1,387	*	Acadia Healthcare Co, Inc	48,822
1,245	*	Accuray, Inc	5,602
119	*	Addus HomeCare Corp	8,348
5,262		Aetna Inc	1,067,397
1,305	*	Align Technology, Inc	510,542
2,817	*	Allscripts Healthcare Solutions, Inc	40,142
460	*	Amedisys, Inc	57,482
137	*	American Renal Associates Holdings, Inc	2,966
2,579		AmerisourceBergen Corp	237,835
725	*	AMN Healthcare Services, Inc	39,657
563	*	Angiodynamics, Inc	12,240
216	*	Anika Therapeutics, Inc	9,111
2,249	*	Antares Pharma, Inc	7,557
4,288		Anthem, Inc	1,175,126
398	*,e	Apollo Medical Holdings, Inc	8,784
712	*	athenahealth, Inc	95,123
480	*	AtriCure, Inc	16,814
27		Atrion Corp	18,760
725	*	Avanos Medical, Inc	49,662
560	*	AxoGen, Inc	20,636
8,216		Baxter International, Inc	633,371
4,344		Becton Dickinson & Co	1,133,784
1,877	*	BioScrip, Inc	5,819
430	*	BioTelemetry, Inc	27,713
22,844	*	Boston Scientific Corp	879,494
2,873	*	Brookdale Senior Living, Inc	28,242
590		Cantel Medical Corp	54,315
442	*	Capital Senior Living Corp	4,172
5,081		Cardinal Health, Inc	274,374
501	*	Cardiovascular Systems, Inc	19,609
977	*	Castlight Health, Inc	2,638
3,398	*	Centene Corp	491,962
5,118	*	Cerner Corp	329,650
1,570	*	Cerus Corp	11,320
245		Chemed Corp	78,297
3,903		Cigna Corp	812,800
240	*	Civitas Solutions, Inc	3,540
168	e	Computer Programs & Systems, Inc	4,511
422		Conmed Corp	33,431
818		Cooper Cos, Inc	226,709
163	*	Corvel Corp	9,821
544	*	Cross Country Healthcare, Inc	4,749
480	*	CryoLife, Inc	16,896
407	*,e	CryoPort, Inc	5,214
202	*	Cutera, Inc	6,575
16,534		CVS Health Corp	1,301,556
466	*	CytoSorbents Corp	6,011
10,196		Danaher Corp	1,107,897
2,220	*	DaVita, Inc	159,019
3,684		Dentsply Sirona, Inc	139,034
1,428	*	DexCom, Inc	204,261
1,292	*	Diplomat Pharmacy, Inc	25,078
3,469	*	Edwards Lifesciences Corp	603,953
1,608		Encompass Health Corp	125,344
1,285	*	Endologix, Inc	2,454
737		Ensign Group, Inc	27,947
1,929	*	Envision Healthcare Corp	88,213
1,209	*	Evolent Health, Inc	34,336
9,148	*	Express Scripts Holding Co	869,151
97	*	FONAR Corp	2,415
995	*	Genesis Health Care, Inc	1,343

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

665	*	GenMark Diagnostics, Inc	$4,888
803	*,e	Glaukos Corp	52,115
1,094	*	Globus Medical, Inc	62,095
886	*	Haemonetics Corp	101,518
4,515		HCA Holdings, Inc	628,127
867	*	HealthEquity, Inc	81,853
399		HealthStream, Inc	12,373
2,474	*	Henry Schein, Inc	210,364
99	*	Heska Corp	11,218
1,196		Hill-Rom Holdings, Inc	112,902
1,310	*	HMS Holdings Corp	42,981
4,366	*	Hologic, Inc	178,919
2,242		Humana, Inc	758,962
233	*	ICU Medical, Inc	65,881
1,446	*	Idexx Laboratories, Inc	361,008
263	*	Inogen Inc	64,204
978	*,e	Inovalon Holdings, Inc	9,829
127	*	Inspire Medical Systems, Inc	5,344
908	*	Insulet Corp	96,203
472	*	Integer Holding Corp	39,152
1,162	*	Integra LifeSciences Holdings Corp	76,541
100	*	IntriCon Corp	5,620
1,852	*	Intuitive Surgical, Inc	1,063,048
463		Invacare Corp	6,737
383	*	iRhythm Technologies, Inc	36,255
629	*	K2M Group Holdings, Inc	17,216
1,659	*	Laboratory Corp of America Holdings	288,135
465	*	Lantheus Holdings, Inc	6,952
236		LeMaitre Vascular, Inc	9,143
490	*	LHC Group, Inc	50,465
582	*	LifePoint Hospitals, Inc	37,481
755	*	LivaNova plc	93,597
426	*	Magellan Health Services, Inc	30,693
849	*	Masimo Corp	105,734
3,381		McKesson Corp	448,490
1,067	*	Medidata Solutions, Inc	78,222
1,425	*	MEDNAX, Inc	66,490
22,306		Medtronic plc	2,194,241
646		Meridian Bioscience, Inc	9,625
759	*	Merit Medical Systems, Inc	46,641
992	*	Molina Healthcare, Inc	147,510
274	*,e	NantHealth, Inc	430
173		National Healthcare Corp	13,039
208		National Research Corp	8,029
500	*	Natus Medical, Inc	17,825
780	*	Neogen Corp	55,793
100	*	Neuronetics, Inc	3,206
613	*	Nevro Corp	34,941
818	*	NextGen Healthcare, Inc	16,425
1,159	*	Novocure Ltd	60,732
791	*	NuVasive, Inc	56,145
229	*	Nuvectra Corp	5,033
1,011	*	NxStage Medical, Inc	28,197
575	*	Omnicell, Inc	41,342
873	*	OraSure Technologies, Inc	13,488
267	*	Orthofix International NV	15,435
112	*,e	OrthoPediatrics Corp	4,104
942		Owens & Minor, Inc	15,562
346	*	Oxford Immunotec Global plc	5,616
1,530	e	Patterson Cos, Inc	37,409
496	*	Penumbra, Inc	74,251
113	*,e	PetIQ, Inc	4,442
1,204	*	Premier, Inc	55,119
199	*	Providence Service Corp	13,389
145	*,e	Pulse Biosciences, Inc	2,058

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,225		Quest Diagnostics, Inc	$240,100
528	*	Quidel Corp	34,410
2,913	*	Quorum Health Corp	17,070
1,555	*	R1 RCM, Inc	15,799
576	*	RadNet, Inc	8,669
2,353		Resmed, Inc	271,395
726	*	Rockwell Medical, Inc	3,064
837	*	RTI Biologics, Inc	3,767
1,678	*	Select Medical Holdings Corp	30,875
1,097	*,e	Senseonics Holdings, Inc	5,233
220	*	Sientra, Inc	5,254
166		Simulations Plus, Inc	3,353
646	*	Staar Surgical Co	31,008
1,419		STERIS Plc	162,334
5,563		Stryker Corp	988,434
328	*,e	Surgery Partners, Inc	5,412
300	*	SurModics, Inc	22,395
280	*	Tabula Rasa HealthCare, Inc	22,733
280	*	Tactile Systems Technology, Inc	19,894
721	*	Tandem Diabetes Care, Inc	30,888
1,001	*,e	Teladoc, Inc	86,436
734		Teleflex, Inc	195,310
1,657	*,e	Tenet Healthcare Corp	47,158
569	*	Tivity Health, Inc	18,293
2,530	*,e	TransEnterix, Inc	14,674
360	*	Triple-S Management Corp (Class B)	6,800
15,734		UnitedHealth Group, Inc	4,185,873
1,403		Universal Health Services, Inc (Class B)	179,360
187		US Physical Therapy, Inc	22,178
49		Utah Medical Products, Inc	4,616
587	*	Varex Imaging Corp	16,823
1,596	*	Varian Medical Systems, Inc	178,640
2,071	*	Veeva Systems, Inc	225,470
427	*	ViewRay, Inc	3,997
433	*	Vocera Communications, Inc	15,839
820	*	WellCare Health Plans, Inc	262,802
1,214		West Pharmaceutical Services, Inc	149,893
1,633	*,e	Wright Medical Group NV	47,390
3,331		Zimmer Biomet Holdings, Inc	437,927

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,932,381

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
160	*	Central Garden & Pet Co	5,766
580	*	Central Garden and Pet Co (Class A)	19,221
4,108		Church & Dwight Co, Inc	243,892
2,093		Clorox Co	314,808
13,889		Colgate-Palmolive Co	929,869
7,842		Coty, Inc	98,496
893	*	Edgewell Personal Care Co	41,283
326	*,e	elf Beauty, Inc	4,150
957		Energizer Holdings, Inc	56,128
3,546		Estee Lauder Cos (Class A)	515,305
1,873	*	Herbalife Ltd	102,172
253		Inter Parfums, Inc	16,306
5,684		Kimberly-Clark Corp	645,930
160		Medifast, Inc	35,448
111	e	Natural Health Trends Corp	2,584
140	*	Nature’s Sunshine Products, Inc	1,225
992		Nu Skin Enterprises, Inc (Class A)	81,761
80		Oil-Dri Corp of America	3,085
41,052		Procter & Gamble Co	3,416,758
185	*	Revlon, Inc (Class A)	4,125
680		Spectrum Brands Holdings, Inc	50,810
180	*	USANA Health Sciences, Inc	21,699
215		WD-40 Co	37,001

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,647,822

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.9%
12,512		Aflac, Inc	$588,940
232		Alleghany Corp	151,387
5,748		Allstate Corp	567,328
699	*	AMBAC Financial Group, Inc	14,274
1,557		American Equity Investment Life Holding Co	55,056
1,241		American Financial Group, Inc	137,714
14,902		American International Group, Inc	793,382
114		American National Insurance Co	14,739
299		Amerisafe, Inc	18,523
1,758		Amtrust Financial Services, Inc	25,526
4,000		Aon plc	615,120
6,048	*	Arch Capital Group Ltd	180,291
509		Argo Group International Holdings Ltd	32,092
2,914		Arthur J. Gallagher & Co	216,918
930		Aspen Insurance Holdings Ltd	38,874
856		Assurant, Inc	92,405
1,876		Assured Guaranty Ltd	79,223
2,520	*	Athene Holding Ltd	130,183
1,308		Axis Capital Holdings Ltd	75,485
31,904	*	Berkshire Hathaway, Inc (Class B)	6,830,965
1,957	*	Brighthouse Financial, Inc	86,578
3,924		Brown & Brown, Inc	116,033
7,544		Chubb Ltd	1,008,180
2,548		Cincinnati Financial Corp	195,712
712	*,e	Citizens, Inc (Class A)	5,981
426		CNA Financial Corp	19,447
2,753		Conseco, Inc	58,419
300		Crawford & Co (Class B)	2,763
143		Donegal Group, Inc (Class A)	2,032
264	*	eHealth, Inc	7,461
124		EMC Insurance Group, Inc	3,065
488		Employers Holdings, Inc	22,106
247	*	Enstar Group Ltd	51,499
389		Erie Indemnity Co (Class A)	49,609
642		Everest Re Group Ltd	146,678
150		FBL Financial Group, Inc (Class A)	11,288
201		FedNat Holding Co	5,121
1,977		First American Financial Corp	101,993
4,270		FNF Group	168,025
7,696	*	Genworth Financial, Inc (Class A)	32,092
104		Global Indemnity Ltd	3,921
161	*,e	Goosehead Insurance, Inc	5,453
463	*	Greenlight Capital Re Ltd (Class A)	5,741
198	*	Hallmark Financial Services	2,178
664		Hanover Insurance Group, Inc	81,918
5,901		Hartford Financial Services Group, Inc	294,814
121		HCI Group, Inc	5,294
161	*	Health Insurance Innovations, Inc	9,926
362	e	Heritage Insurance Holdings, Inc	5,365
637		Horace Mann Educators Corp	28,601
90		Independence Holding Co	3,231
23		Investors Title Co	3,862
648		James River Group Holdings Ltd	27,618
818		Kemper Corp	65,808
123		Kingstone Cos, Inc	2,337
497		Kinsale Capital Group, Inc	31,738
3,740		Lincoln National Corp	253,048
4,769		Loews Corp	239,547
910		Maiden Holdings Ltd	2,593
224	*	Markel Corp	266,222
8,427		Marsh & McLennan Cos, Inc	697,081
2,003	*,e	MBIA, Inc	21,412
429		Mercury General Corp	21,519
14,071		Metlife, Inc	657,397

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

742		National General Holdings Corp	$19,915
35		National Western Life Group, Inc	11,172
334		Navigators Group, Inc	23,079
158	*	NI Holdings, Inc	2,665
4,481		Old Republic International Corp	100,285
727		Primerica, Inc	87,640
4,749		Principal Financial Group	278,244
820		ProAssurance Corp	38,499
9,549		Progressive Corp	678,361
144		Protective Insurance Corp	3,305
6,869		Prudential Financial, Inc	695,967
1,056		Reinsurance Group of America, Inc (Class A)	152,655
697		RenaissanceRe Holdings Ltd	93,105
600		RLI Corp	47,148
227		Safety Insurance Group, Inc	20,339
874		Selective Insurance Group, Inc	55,499
243		State Auto Financial Corp	7,421
351		Stewart Information Services Corp	15,799
1,153	*	Third Point Reinsurance Ltd	14,989
433		Tiptree Financial, Inc	2,836
1,809		Torchmark Corp	156,822
4,467		Travelers Cos, Inc	579,415
342	*,e	Trupanion, Inc	12,220
338		United Fire & Casualty Co	17,160
255		United Insurance Holdings Corp	5,707
503		Universal Insurance Holdings, Inc	24,421
3,600		UnumProvident Corp	140,652
1,489		W.R. Berkley Corp	119,016
56		White Mountains Insurance Group Ltd	52,409
2,214		Willis Towers Watson plc	312,041

		TOTAL INSURANCE	19,257,917

MATERIALS - 2.9%
450	*,m	A Schulman, Inc	860
324		Advanced Emissions Solutions, Inc	3,875
461	*	AdvanSix, Inc	15,651
332	*	AgroFresh Solutions, Inc	2,068
3,596		Air Products & Chemicals, Inc	600,712
6,324	*,e	AK Steel Holding Corp	30,988
1,889		Albemarle Corp	188,484
2,897	*	Alcoa Corp	117,039
2,222	*	Allegheny Technologies, Inc	65,660
429		American Vanguard Corp	7,722
1,121		Aptargroup, Inc	120,777
271		Ardagh Group S.A.	4,523
943		Ashland Global Holdings, Inc	79,080
1,514		Avery Dennison Corp	164,042
3,458	*	Axalta Coating Systems Ltd	100,835
485		Balchem Corp	54,364
5,623		Ball Corp	247,356
1,456		Bemis Co, Inc	70,762
2,289	*	Berry Plastics Group, Inc	110,765
597		Boise Cascade Co	21,970
953		Cabot Corp	59,772
723		Carpenter Technology Corp	42,621
2,181		Celanese Corp (Series A)	248,634
831	*	Century Aluminum Co	9,947
3,995		CF Industries Holdings, Inc	217,488
111		Chase Corp	13,337
2,911		Chemours Co	114,810
261	*	Clearwater Paper Corp	7,752
4,904	*	Cleveland-Cliffs, Inc	62,085
2,861	*	Coeur Mining, Inc	15,249
1,801		Commercial Metals Co	36,956
532		Compass Minerals International, Inc	35,750

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,049	*	Crown Holdings, Inc	$98,352
976		Domtar Corp	50,918
38,173		DowDuPont, Inc	2,454,906
735		Eagle Materials, Inc	62,651
2,397		Eastman Chemical Co	229,441
4,238		Ecolab, Inc	664,434
1,255	*	Ferro Corp	29,141
1,000	*,m	Ferroglobe plc	0
835	*	Flotek Industries, Inc	2,004
2,292		FMC Corp	199,817
325	*,e	Forterra, Inc	2,424
24,379		Freeport-McMoRan Copper & Gold, Inc (Class B)	339,356
400	*	FutureFuel Corp	7,416
1,119	*	GCP Applied Technologies, Inc	29,709
816	*	Gold Resource Corp	4,194
4,828		Graphic Packaging Holding Co	67,640
87		Greif, Inc	5,016
395		Greif, Inc (Class A)	21,196
784		H.B. Fuller Co	40,509
142		Hawkins, Inc	5,886
193		Haynes International, Inc	6,851
7,106		Hecla Mining Co	19,826
3,508		Huntsman Corp	95,523
658	*	Ingevity Corp	67,037
294		Innophos Holdings, Inc	13,054
373		Innospec, Inc	28,628
1,352		International Flavors & Fragrances, Inc	188,090
7,009		International Paper Co	344,492
1,493	*	Intrepid Potash, Inc	5,360
261		Kaiser Aluminum Corp	28,465
1,463		Kapstone Paper and Packaging Corp	49,610
256		KMG Chemicals, Inc	19,343
315	*	Koppers Holdings, Inc	9,812
468	*	Kraton Polymers LLC	22,066
357		Kronos Worldwide, Inc	5,801
2,555		Louisiana-Pacific Corp	67,682
406	*	LSB Industries, Inc	3,971
5,309		LyondellBasell Industries AF S.C.A	544,226
8,475	*	Marrone Bio Innovations, Inc	15,509
1,050		Martin Marietta Materials, Inc	191,047
300		Materion Corp	18,150
741		Minerals Technologies, Inc	50,092
5,507		Mosaic Co	178,867
371		Myers Industries, Inc	8,626
257		Neenah Paper, Inc	22,179
116		NewMarket Corp	47,039
8,626		Newmont Mining Corp	260,505
5,183		Nucor Corp	328,861
3,054		Olin Corp	78,427
163		Olympic Steel, Inc	3,402
694	*	Omnova Solutions, Inc	6,836
2,868	*	Owens-Illinois, Inc	53,890
1,586		Packaging Corp of America	173,968
658		PH Glatfelter Co	12,574
3,394	*	Platform Specialty Products Corp	42,323
1,269		PolyOne Corp	55,481
3,948		PPG Industries, Inc	430,845
462	*	PQ Group Holdings, Inc	8,071
4,713		Praxair, Inc	757,520
201		Quaker Chemical Corp	40,644
1,995	*,e	Ramaco Resources, Inc	14,883
877		Rayonier Advanced Materials, Inc	16,163
1,105		Reliance Steel & Aluminum Co	94,245
1,100		Royal Gold, Inc	84,766
2,208		RPM International, Inc	143,388

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

272	*	Ryerson Holding Corp	$3,074
421		Schnitzer Steel Industries, Inc (Class A)	11,388
438		Schweitzer-Mauduit International, Inc	16,780
716		Scotts Miracle-Gro Co (Class A)	56,371
2,697		Sealed Air Corp	108,285
694		Sensient Technologies Corp	53,098
1,340		Sherwin-Williams Co	609,981
1,161		Silgan Holdings, Inc	32,276
1,720		Sonoco Products Co	95,460
1,302		Southern Copper Corp	56,168
3,643		Steel Dynamics, Inc	164,627
302		Stepan Co	26,277
1,996	*	Summit Materials, Inc	36,287
1,010	*	SunCoke Energy, Inc	11,736
146		Synalloy Corp	3,336
4,844	*	Tahoe Resources, Inc	13,515
717	*	TimkenSteel Corp	10,662
322	*	Trecora Resources	4,508
394		Tredegar Corp	8,530
733		Trinseo S.A.	57,394
1,458		Tronox Ltd	17,423
97	*	UFP Technologies, Inc	3,565
30		United States Lime & Minerals, Inc	2,368
3,129		United States Steel Corp	95,372
144	*	Universal Stainless & Alloy	3,673
238	*	US Concrete, Inc	10,912
592		Valhi, Inc	1,350
3,141		Valvoline, Inc	67,563
1,196	*	Verso Corp	40,269
2,165		Vulcan Materials Co	240,748
610	e	Warrior Met Coal, Inc	16,494
559		Westlake Chemical Corp	46,458
4,102		WestRock Co	219,211
702	*	Worthington Industries, Inc	30,439
1,067		WR Grace and Co	76,248

		TOTAL MATERIALS	14,096,928

MEDIA - 2.2%
855	e	AMC Entertainment Holdings, Inc	17,527
741	*	AMC Networks, Inc	49,158
76		Beasley Broadcasting Group, Inc	524
698	*	Boston Omaha Corp	20,870
72		Cable One, Inc	63,620
5,327		CBS Corp (Class B)	306,036
1,847	*	Central European Media Enterprises Ltd (Class A)	6,926
2,875	*	Charter Communications, Inc	936,905
1,638		Cinemark Holdings, Inc	65,848
566		Clear Channel Outdoor Holdings, Inc (Class A)	3,368
75,052		Comcast Corp (Class A)	2,657,591
17	*,e	Daily Journal Corp	4,097
2,851	*,e	Discovery, Inc (Class A)	91,232
5,566	*	Discovery, Inc (Class C)	164,642
3,453	*	DISH Network Corp (Class A)	123,479
235		Emerald Expositions Events, Inc	3,873
2,009	e	Entercom Communications Corp (Class A)	15,871
1,005		Entravision Communications Corp (Class A)	4,925
454	*,e	Eros International plc	5,471
916		EW Scripps Co (Class A)	15,114
218	*,e	Fluent, Inc	469
1,767		Gannett Co, Inc	17,688
1,557	*	GCI Liberty, Inc	79,407
1,876	*	Gray Television, Inc	32,830
248	*	Hemisphere Media Group, Inc	3,460
902	*	Imax Corp	23,272
6,297		Interpublic Group of Cos, Inc	144,012

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

693		John Wiley & Sons, Inc (Class A)	$41,996
170	*	Liberty Braves Group (Class A)	4,638
525	*	Liberty Braves Group (Class C)	14,306
392	*	Liberty Broadband Corp (Class A)	33,057
1,723	*	Liberty Broadband Corp (Class C)	145,249
1,811	*	Liberty Latin America Ltd	37,361
681	*	Liberty Latin America Ltd (Class A)	14,192
398	*	Liberty Media Group (Class A)	14,161
3,180	*	Liberty Media Group (Class C)	118,264
1,395	*	Liberty SiriusXM Group (Class A)	60,599
2,800	*	Liberty SiriusXM Group (Class C)	121,660
786	e	Lions Gate Entertainment Corp (Class A)	19,171
1,548	e	Lions Gate Entertainment Corp (Class B)	36,068
2,254	*	Live Nation, Inc	122,775
439	*	LiveXLive Media, Inc	1,721
200	*	Loral Space & Communications, Inc	9,080
306	*	Madison Square Garden Co	96,488
294		Marcus Corp	12,363
884	*	MDC Partners, Inc	3,669
597	e	Meredith Corp	30,477
934	*	MSG Networks, Inc	24,097
970		National CineMedia, Inc	10,272
804		New Media Investment Group, Inc	12,615
1,938		New York Times Co (Class A)	44,865
6,379		News Corp	84,139
1,884		News Corp (Class B)	25,622
706		Nexstar Broadcasting Group, Inc (Class A)	57,468
3,754		Omnicom Group, Inc	255,347
444	*	Reading International, Inc	7,015
51		Saga Communications, Inc	1,844
438		Scholastic Corp	20,450
1,071		Sinclair Broadcast Group, Inc (Class A)	30,363
21,148	e	Sirius XM Holdings, Inc	133,655
3,394		TEGNA, Inc	40,592
1,489		Tribune Co	57,222
414	*	tronc, Inc	6,761
17,113		Twenty-First Century Fox, Inc	792,845
8,179		Twenty-First Century Fox, Inc (Class B)	374,762
150		Viacom, Inc	5,483
5,848		Viacom, Inc (Class B)	197,428
24,544		Walt Disney Co	2,870,175
341	*,e	WideOpenWest, Inc	3,823
695		World Wrestling Entertainment, Inc (Class A)	67,227

		TOTAL MEDIA	10,919,580

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
24,968		AbbVie, Inc	2,361,473
404	*,e	Abeona Therapeutics, Inc	5,171
1,514	*,e	Acadia Pharmaceuticals, Inc	31,431
406	*,e	Accelerate Diagnostics, Inc	9,318
492	*	Acceleron Pharma, Inc	28,157
459	*	Achaogen, Inc	1,831
1,810	*	Achillion Pharmaceuticals, Inc	6,661
319	*,e	Aclaris Therapeutics, Inc	4,632
662	*	Acorda Therapeutics, Inc	13,008
265	*	Adamas Pharmaceuticals, Inc	5,305
638	*,e	Aduro Biotech, Inc	4,689
883	*	Adverum Biotechnologies, Inc	5,342
1,425	*	Aeglea BioTherapeutics, Inc	13,637
702	*	Aerie Pharmaceuticals, Inc	43,208
1,104	*,e	Agenus, Inc	2,363
5,456		Agilent Technologies, Inc	384,866
823	*	Agios Pharmaceuticals, Inc	63,470
554	*	Aimmune Therapeutics, Inc	15,113
239	*,e	Akcea Therapeutics, Inc	8,370

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

576	*	Akebia Therapeutics, Inc	$5,086
1,391	*	Akorn, Inc	18,055
147	*	Albireo Pharma, Inc	4,845
965	*	Alder Biopharmaceuticals, Inc	16,067
3,495	*	Alexion Pharmaceuticals, Inc	485,840
2,380	*	Alkermes plc	101,007
140	*,e	Allakos, Inc	6,299
5,561		Allergan plc	1,059,259
1,548	*	Alnylam Pharmaceuticals, Inc	135,481
533	*	AMAG Pharmaceuticals, Inc	10,660
10,665		Amgen, Inc	2,210,748
2,936	*	Amicus Therapeutics, Inc	35,496
2,013	*	Amneal Pharmaceuticals, Inc	44,668
552	*	Amphastar Pharmaceuticals, Inc	10,621
6,494	*,e	Ampio Pharmaceuticals, Inc	3,299
305	*	AnaptysBio, Inc	30,430
121	*	ANI Pharmaceuticals, Inc	6,841
582	*	Apellis Pharmaceuticals, Inc	10,348
211	*	Aptinyx, Inc	6,111
626	*	Aratana Therapeutics, Inc	3,656
574	*,e	Arbutus Biopharma Corp	5,424
650	*	Ardelyx, Inc	2,828
884	*	Arena Pharmaceuticals, Inc	40,682
1,405	*	Arqule, Inc	7,952
3,325	*	Array Biopharma, Inc	50,540
1,400	*,e	Arrowhead Research Corp	26,838
216	*	Assembly Biosciences, Inc	8,022
928	*	Assertio Therapeutics, Inc.	5,457
719	*,e	Atara Biotherapeutics, Inc	29,731
673	*	Athenex, Inc	10,458
1,583	*,e	Athersys, Inc	3,324
516	*	Audentes Therapeutics, Inc	20,428
1,650	*,e	AVEO Pharmaceuticals, Inc	5,462
813	*	Avid Bioservices, Inc	5,577
105	*	Avrobio, Inc	5,446
419	*	Bellicum Pharmaceuticals, Inc	2,581
1,257	*	BioCryst Pharmaceuticals, Inc	9,591
3,314	*	Biogen Idec, Inc	1,170,869
451	*	Biohaven Pharmaceutical Holding Co Ltd	16,935
2,842	*	BioMarin Pharmaceutical, Inc	275,589
379	*	Bio-Rad Laboratories, Inc (Class A)	118,623
89	*	Biospecifics Technologies Corp	5,206
578		Bio-Techne Corp	117,976
1,211	*,e	BioTime, Inc	2,846
829	*	Bluebird Bio, Inc	121,034
676	*	Blueprint Medicines Corp	52,769
26,877		Bristol-Myers Squibb Co	1,668,524
1,641		Bruker BioSciences Corp	54,891
470	*	Calithera Biosciences, Inc	2,468
127	*,e	Calyxt, Inc	1,939
504	*	Cambrex Corp	34,474
425	*,e	Cara Therapeutics Inc	10,179
519	*	CareDx, Inc	14,973
807	*,e	CASI Pharmaceuticals, Inc	3,769
2,296	*	Catalent, Inc	104,583
1,294	*	Catalyst Biosciences, Inc	13,949
1,095	*	Catalyst Pharmaceuticals, Inc	4,139
102	*	Celcuity, Inc	2,934
11,767	*	Celgene Corp	1,053,029
776	*,e	Cellular Biomedicine Group, Inc	14,084
728	*	Charles River Laboratories International, Inc	97,945
402	*	ChemoCentryx, Inc	5,081
913	*	Chimerix, Inc	3,552
3,917	*	ChromaDex Corp	16,804
315	*	Clearside Biomedical, Inc	1,937

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

747	*	Clovis Oncology, Inc	$21,939
646	*	Codexis, Inc	11,079
359	*,e	Cohbar, Inc	1,547
601	*	Coherus Biosciences, Inc	9,917
351	*	Collegium Pharmaceutical, Inc	5,174
271	*	Concert Pharmaceuticals Inc	4,022
708	*,e	Corbus Pharmaceuticals Holdings, Inc	5,345
1,401	*	Corcept Therapeutics, Inc	19,642
478	*,e	Corium International, Inc	4,546
145	*,e	Corvus Pharmaceuticals, Inc	1,244
107	*	Crinetics Pharmaceuticals, Inc	3,066
828	*	CTI BioPharma Corp	1,789
288	*,e	Cue Biopharma, Inc	2,606
949	*	Cymabay Therapeutics, Inc	10,515
639	*	Cytokinetics, Inc	6,294
459	*	CytomX Therapeutics, Inc	8,492
127	*	Deciphera Pharmaceuticals, Inc	4,917
243	*,e	Denali Therapeutics, Inc	5,283
587	*	Dermira, Inc	6,398
716	*	Dicerna Pharmaceuticals Inc	10,926
520	*	Dova Pharmaceuticals, Inc	10,904
2,721	*	Durect Corp	2,993
1,036	*	Dynavax Technologies Corp	12,846
122	*,e	Eagle Pharmaceuticals, Inc	8,458
736	*	Editas Medicine, Inc	23,420
15,688		Eli Lilly & Co	1,683,479
348	*	Eloxx Pharmaceuticals, Inc	5,930
709	*	Emergent Biosolutions, Inc	46,673
232	*	Enanta Pharmaceuticals, Inc	19,827
3,476	*	Endo International plc	58,501
1,045	*	Endocyte, Inc	18,559
623	*	Enzo Biochem, Inc	2,567
620	*	Epizyme, Inc	6,572
623	*,e	Esperion Thereapeutics, Inc	27,643
159	*,e	Evolus, Inc	2,961
1,923	*	Exact Sciences Corp	151,763
5,221	*	Exelixis, Inc	92,516
835	*,e	Fate Therapeutics, Inc	13,602
1,429	*,e	Fennec Pharmaceuticals, Inc	11,718
1,241	*	FibroGen, Inc	75,391
428	*	Five Prime Therapeutics, Inc	5,958
438	*	Flexion Therapeutics Inc	8,195
515	*	Fluidigm Corp	3,857
5,470	*,e	Fortress Biotech, Inc	8,752
336	*	G1 Therapeutics, Inc	17,569
303	*	Genomic Health, Inc	21,277
2,277	*,e	Geron Corp	4,008
21,269		Gilead Sciences, Inc	1,642,180
805	*	Global Blood Therapeutics, Inc	30,590
541	*,e	GlycoMimetics Inc	7,790
2,005	*	Halozyme Therapeutics, Inc	36,431
2,728	*	Harvard Bioscience, Inc	14,322
1,027	*	Heron Therapeutics, Inc	32,505
188	*,e	Homology Medicines, Inc	4,298
2,514	*	Horizon Pharma plc	49,224
343	*	Idera Pharmaceuticals, Inc	3,056
2,433	*	Illumina, Inc	893,057
629	*	Immune Design Corp	2,170
2,066	*	Immunogen, Inc	19,565
2,121	*,e	Immunomedics, Inc	44,180
2,861	*	Incyte Corp	197,638
718	*	Innovate Biopharmaceuticals, Inc	4,904
1,186	*	Innoviva, Inc	18,075
1,045	*	Inovio Pharmaceuticals, Inc	5,810
1,335	*	Insmed, Inc	26,994

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

340	*	Insys Therapeutics, Inc	$3,427
536	*,e	Intellia Therapeutics, Inc	15,340
353	*	Intercept Pharmaceuticals, Inc	44,605
388	*	Intersect ENT, Inc	11,155
527	*	Intra-Cellular Therapies, Inc	11,436
861	*,e	Intrexon Corp	14,826
587	*	Invitae Corp	9,821
2,281	*	Ionis Pharmaceuticals, Inc	117,654
1,361	*	Iovance Biotherapeutics, Inc	15,311
2,693	*	IQVIA Holdings, Inc	349,390
2,083	*	Ironwood Pharmaceuticals, Inc	38,452
941	*	Jazz Pharmaceuticals plc	158,210
44,183		Johnson & Johnson	6,104,765
97	*,e	Jounce Therapeutics, Inc	631
1,126	*,e	Kadmon Holdings, Inc	3,761
127	*	Kala Pharmaceuticals, Inc	1,254
499	*	Karyopharm Therapeutics, Inc	8,498
1,346	*,e	Keryx Biopharmaceuticals, Inc	4,576
337	*	Kindred Biosciences Inc	4,701
99	*	Kiniksa Pharmaceuticals Ltd	2,525
217	*	Kura Oncology, Inc	3,798
268	*,e	La Jolla Pharmaceutical Co	5,395
429	*,e	Lannett Co, Inc	2,038
657	*,e	Lexicon Pharmaceuticals, Inc	7,010
305	*	Ligand Pharmaceuticals, Inc (Class B)	83,719
429	*	Loxo Oncology, Inc	73,286
628		Luminex Corp	19,035
515	*	MacroGenics, Inc	11,042
93	*,e	Madrigal Pharmaceuticals, Inc	19,914
1,553	*	Mallinckrodt plc	45,518
2,279	*	MannKind Corp	4,171
592	*,e	Marinus Pharmaceuticals, Inc	5,920
1,076	*,e	Medicines Co	32,183
458	*,e	MediciNova, Inc	5,720
111	*	Medpace Holdings, Inc	6,650
128	*	Melinta Therapeutics, Inc	506
98	*	Menlo Therapeutics, Inc	965
177	*,e	Mersana Therapeutics, Inc	1,770
396	*	Mettler-Toledo International, Inc	241,156
1,570	*,e	MiMedx Group, Inc	9,703
553	*	Minerva Neurosciences, Inc	6,940
216	*,e	Miragen Therapeutics, Inc	1,205
291	*	Mirati Therapeutics, Inc	13,706
1,150	*	Momenta Pharmaceuticals, Inc	30,245
8,360	*	Mylan NV	305,976
491	*	MyoKardia, Inc	32,013
1,032	*	Myriad Genetics, Inc	47,472
276	*	NanoString Technologies, Inc	4,921
484	*,e	NantKwest, Inc	1,791
482	*	Natera, Inc	11,539
2,571	*	Nektar Therapeutics	156,728
820	*	NeoGenomics, Inc	12,587
297	*,e	Neos Therapeutics, Inc	1,440
1,442	*	Neurocrine Biosciences, Inc	177,294
298	*	NewLink Genetics Corp	712
4,132	*,e	Novavax, Inc	7,768
416	*,e	Nymox Pharmaceutical Corp	1,023
362	*	Ocular Therapeutix, Inc	2,491
107	*,e	Odonate Therapeutics, Inc	2,077
652	*,e	Omeros Corp	15,915
5,196	*,e	Opko Health, Inc	17,978
258	*	Optinose, Inc	3,207
1,615	*,e	Organovo Holdings, Inc	1,857
1,907	*	Ovid therapeutics, Inc	10,813
1,315	*	Pacific Biosciences of California, Inc	7,114

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

609	*	Pacira Pharmaceuticals, Inc	$29,932
14,286	*	Palatin Technologies, Inc	14,250
374	*,e	Paratek Pharmaceuticals, Inc	3,628
2,346	*	PDL BioPharma, Inc	6,170
1,920	*	PerkinElmer, Inc	186,758
2,143		Perrigo Co plc	151,724
2,778	*	Pfenex, Inc	14,196
95,265		Pfizer, Inc	4,198,329
293		Phibro Animal Health Corp	12,570
529	*	Pieris Pharmaceuticals, Inc	2,962
140	*,e	PolarityTE, Inc	2,674
1,084	*,e	Portola Pharmaceuticals, Inc	28,867
771	*	PRA Health Sciences, Inc	84,957
817	*	Prestige Brands Holdings, Inc	30,956
1,110	*	Progenics Pharmaceuticals, Inc	6,960
5,051	*	Proteostasis Therapeutics, Inc	12,173
594	*	Prothena Corp plc	7,770
729	*	PTC Therapeutics, Inc	34,263
453	*	Puma Biotechnology, Inc	20,770
3,585		QIAGEN NV	135,800
177	*	Ra Pharmaceuticals, Inc	3,202
582	*,e	Radius Health, Inc	10,360
137	*	Reata Pharmaceuticals, Inc	11,201
183	*	Recro Pharma, Inc	1,301
1,288	*	Regeneron Pharmaceuticals, Inc	520,404
425	*	REGENXBIO, Inc	32,088
526	*	Repligen Corp	29,172
594	*	Retrophin, Inc	17,066
352	*	Revance Therapeutics, Inc	8,747
147	*	Rhythm Pharmaceuticals, Inc	4,288
1,863	*	Rigel Pharmaceuticals, Inc	5,980
337	*,e	Rocket Pharmaceuticals, Inc	8,297
186	*,e	Rubius Therapeutics, Inc	4,464
721	*	Sage Therapeutics, Inc	101,841
1,935	*	Sangamo Biosciences, Inc	32,798
1,019	*	Sarepta Therapeutics, Inc	164,579
404	*	Savara, Inc	4,509
43,865		Schering-Plough Corp	3,111,783
1,816	*	Seattle Genetics, Inc	140,050
190	*	Selecta Biosciences, Inc	2,955
309	*,e	Seres Therapeutics, Inc	2,345
243	*	Sienna Biopharmaceuticals, Inc	3,601
842	*	SIGA Technologies, Inc	5,801
146	*,e	Solid Biosciences, Inc	6,888
1,400	*,e	Sorrento Therapeutics, Inc	6,160
483	*,e	Spark Therapeutics, Inc	26,348
1,594	*	Spectrum Pharmaceuticals, Inc	26,779
334	*	Stemline Therapeutics, Inc	5,544
725	*	Supernus Pharmaceuticals, Inc	36,504
152	*	Syndax Pharmaceuticals, Inc	1,228
839	*	Syneos Health, Inc	43,250
4,271	*,e	Synergy Pharmaceuticals, Inc	7,261
1,588	*	Synlogic, Inc	22,566
204	*	Syros Pharmaceuticals, Inc	2,430
416	*,e	T2 Biosystems, Inc	3,099
648	*	Teligent, Inc	2,560
579	*	TESARO, Inc	22,587
573	*	Tetraphase Pharmaceuticals, Inc	1,581
748	*,e	TG Therapeutics, Inc	4,189
2,459	*,e	TherapeuticsMD, Inc	16,131
661	*,e	Theravance Biopharma, Inc	21,595
6,606		Thermo Fisher Scientific, Inc	1,612,392
133	*,e	Tocagen, Inc	2,073
204	*	Tricida, Inc	6,232
4,055	*,e	Tyme Technologies, Inc	11,273
757	*	Ultragenyx Pharmaceutical, Inc	57,789

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

696	*	United Therapeutics Corp	$89,004
677	*	Vanda Pharmaceuticals, Inc	15,537
353	*	Veracyte, Inc	3,371
850	*,e	Verastem, Inc	6,163
597	*	Vericel Corp	8,448
4,234	*	Vertex Pharmaceuticals, Inc	816,061
701	*	Viking Therapeutics, Inc	12,211
282	*	Voyager Therapeutics, Inc	5,335
1,265	*	Waters Corp	246,270
192	*	WaVe Life Sciences Pte Ltd	9,600
743	*	Xencor Inc	28,955
1,723	*	Zafgen, Inc	20,142
2,318	*,e	ZIOPHARM Oncology, Inc	7,418
8,045		Zoetis, Inc	736,600
629	*	Zogenix, Inc	31,198

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	39,537,735

REAL ESTATE - 3.5%
1,300		Acadia Realty Trust	36,439
632		Agree Realty Corp	33,572
1,021		Alexander & Baldwin, Inc	23,166
57		Alexander’s, Inc	19,568
1,618		Alexandria Real Estate Equities, Inc	203,528
196	*,e	Altisource Portfolio Solutions S.A.	6,317
714		American Assets Trust, Inc	26,625
2,096		American Campus Communities, Inc	86,271
4,773		American Homes 4 Rent	104,481
7,205		American Tower Corp	1,046,886
720		Americold Realty Trust	18,014
2,440		Apartment Investment & Management Co (Class A)	107,677
4,063		Apple Hospitality REIT, Inc	71,062
694		Armada Hoffler Properties, Inc	10,486
1,645		Ashford Hospitality Trust, Inc	10,512
179	*	AV Homes, Inc	3,580
2,244		AvalonBay Communities, Inc	406,501
364		Bluerock Residential Growth REIT, Inc	3,567
2,473		Boston Properties, Inc	304,402
403		BraeMar Hotels & Resorts, Inc	4,743
2,649		Brandywine Realty Trust	41,642
4,778		Brixmor Property Group, Inc	83,663
2,570		Brookfield Property REIT, Inc	53,790
1,146		Brt Realty Trust	13,798
1,459		Camden Property Trust	136,519
1,679		CareTrust REIT, Inc	29,735
568		CatchMark Timber Trust Inc	6,492
2,955		CBL & Associates Properties, Inc	11,790
5,436	*	CBRE Group, Inc	239,728
1,224		Cedar Realty Trust, Inc	5,704
572		Chatham Lodging Trust	11,949
909		Chesapeake Lodging Trust	29,152
471		City Office REIT, Inc	5,944
248		Clipper Realty, Inc	3,355
8,422		Colony Capital, Inc	51,290
1,903		Columbia Property Trust, Inc	44,987
199		Community Healthcare Trust, Inc	6,165
74		Consolidated-Tomoka Land Co	4,609
1,864		CoreCivic, Inc	45,351
185		CorEnergy Infrastructure Trust, Inc	6,952
675		CorePoint Lodging, Inc	13,129
582		Coresite Realty	64,683
1,557		Corporate Office Properties Trust	46,445
6,513		Cousins Properties, Inc	57,901
6,702		Crown Castle International Corp	746,134
3,228		CubeSmart	92,095
812	*	Cushman & Wakefield plc	13,796

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,577		CyrusOne, Inc	$99,982
2,580		DDR Corp	34,546
3,453		DiamondRock Hospitality Co	40,297
3,311		Digital Realty Trust, Inc	372,421
2,632		Douglas Emmett, Inc	99,279
5,730		Duke Realty Corp	162,560
587		Easterly Government Properties, Inc	11,370
673		EastGroup Properties, Inc	64,352
2,070		Empire State Realty Trust, Inc	34,383
1,161		Entertainment Properties Trust	79,424
1,307		Equinix, Inc	565,787
2,199	*	Equity Commonwealth	70,566
1,525		Equity Lifestyle Properties, Inc	147,086
5,742		Equity Residential	380,465
621		Essential Properties Realty Trust, Inc	8,812
1,056		Essex Property Trust, Inc	260,526
2,082		Extra Space Storage, Inc	180,384
482		Farmland Partners, Inc	3,229
1,127		Federal Realty Investment Trust	142,532
2,259		First Industrial Realty Trust, Inc	70,933
3,596		Forest City Realty Trust, Inc	90,224
240	*,e	Forestar Group, Inc	5,088
1,235		Four Corners Property Trust, Inc	31,727
1,621		Franklin Street Properties Corp	12,952
766		Front Yard Residential Corp	8,311
102	*	FRP Holdings, Inc	6,334
3,570		Gaming and Leisure Properties, Inc	125,842
1,959		Geo Group, Inc	49,288
763		Getty Realty Corp	21,791
475		Gladstone Commercial Corp	9,096
1,177		Gladstone Land Corp	14,524
1,861		Global Medical REIT, Inc	17,531
1,165		Global Net Lease, Inc	24,290
1,628		Government Properties Income Trust	18,380
2,531		Gramercy Property Trust	69,451
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	16,639
7,353		HCP, Inc	193,531
1,899		Healthcare Realty Trust, Inc	55,565
3,069		Healthcare Trust of America, Inc	81,850
697		Hersha Hospitality Trust	15,801
647		HFF, Inc (Class A)	27,485
1,796		Highwoods Properties, Inc	84,879
2,629		Hospitality Properties Trust	75,820
12,207		Host Marriott Corp	257,568
692	*	Howard Hughes Corp	85,960
2,438		Hudson Pacific Properties	79,771
1,062		Independence Realty Trust, Inc	11,183
361		Industrial Logistics Properties Trust	8,307
107		Innovative Industrial Properties, Inc	5,162
1,924		Investors Real Estate Trust	11,506
4,609		Invitation Homes, Inc	105,592
4,508		Iron Mountain, Inc	155,616
1,070		iStar Financial, Inc	11,952
1,626		JBG SMITH Properties	59,886
145		Jernigan Capital, Inc	2,797
748		Jones Lang LaSalle, Inc	107,951
2,137		Kennedy-Wilson Holdings, Inc	45,946
1,527		Kilroy Realty Corp	109,471
6,452		Kimco Realty Corp	108,006
1,264		Kite Realty Group Trust	21,046
1,299		Lamar Advertising Co	101,062
1,839		LaSalle Hotel Properties	63,611
3,541		Lexington Realty Trust	29,390
2,305		Liberty Property Trust	97,386
715		Life Storage, Inc	68,039
612		LTC Properties, Inc	26,995

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,145		Macerich Co	$118,597
1,437		Mack-Cali Realty Corp	30,551
406	*	Marcus & Millichap, Inc	14,092
169	*	Maui Land & Pineapple Co, Inc	2,163
453		MedEquities Realty Trust, Inc	4,403
6,177		Medical Properties Trust, Inc	92,099
1,844		Mid-America Apartment Communities, Inc	184,732
1,089		Monmouth Real Estate Investment Corp (Class A)	18,208
700		National Health Investors, Inc	52,913
2,463		National Retail Properties, Inc	110,392
958		National Storage Affiliates Trust	24,372
1,266		New Senior Investment Group, Inc	7,469
411		Newmark Group, Inc	4,599
280		NexPoint Residential Trust, Inc	9,296
892		NorthStar Realty Europe Corp	12,631
3,138		Omega Healthcare Investors, Inc	102,832
251		One Liberty Properties, Inc	6,973
2,153		Outfront Media, Inc	42,952
3,099		Paramount Group, Inc	46,764
3,211		Park Hotels & Resorts, Inc	105,385
1,101		Pebblebrook Hotel Trust	40,043
1,134		Pennsylvania REIT	10,728
2,932		Physicians Realty Trust	49,434
2,219		Piedmont Office Realty Trust, Inc	42,006
944		Potlatch Corp	38,657
1,193		Preferred Apartment Communities, Inc	20,973
10,470		Prologis, Inc	709,761
358		PS Business Parks, Inc	45,498
2,440		Public Storage, Inc	491,977
754		QTS Realty Trust, Inc	32,173
1,201		Ramco-Gershenson Properties	16,334
2,010		Rayonier, Inc	67,958
349		Re/Max Holdings, Inc	15,478
2,208	e	Realogy Holdings Corp	45,573
4,547		Realty Income Corp	258,679
1,597	*,e	Redfin Corp	29,864
2,330		Regency Centers Corp	150,681
1,675		Retail Opportunities Investment Corp	31,272
3,851		Retail Properties of America, Inc	46,944
258	*	Retail Value, Inc	8,434
1,360		Rexford Industrial Realty, Inc	43,466
2,670		RLJ Lodging Trust	58,820
148		RMR Group, Inc	13,734
778		Ryman Hospitality Properties	67,040
2,917		Sabra Healthcare REIT, Inc	67,441
172		Safety Income and Growth, Inc	3,222
177		Saul Centers, Inc	9,912
1,863	*	SBA Communications Corp	299,254
1,303		Select Income REIT	28,588
3,633		Senior Housing Properties Trust	63,795
458		Seritage Growth Properties	21,750
5,060		Simon Property Group, Inc	894,355
1,436		SL Green Realty Corp	140,053
758		Spirit MTA REIT	8,732
7,580		Spirit Realty Capital, Inc	61,095
831	*	St. Joe Co	13,961
1,388		STAG Industrial, Inc	38,170
4,344		Starwood Property Trust, Inc	93,483
3,219		STORE Capital Corp	89,456
93		Stratus Properties, Inc	2,846
2,137		Summit Hotel Properties, Inc	28,914
1,222		Sun Communities, Inc	124,082
3,681		Sunstone Hotel Investors, Inc	60,221
1,459		Tanger Factory Outlet Centers, Inc	33,382
931		Taubman Centers, Inc	55,702
268	*	Tejon Ranch Co	5,818

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,034		Terreno Realty Corp	$38,982
721		Tier REIT, Inc	17,376
30	*	Transcontinental Realty Investors, Inc	957
568	*	Trinity Place Holdings, Inc	3,459
4,118		UDR, Inc	166,491
435		UMH Properties, Inc	6,803
2,586		Uniti Group, Inc	52,108
198		Universal Health Realty Income Trust	14,733
1,716		Urban Edge Properties	37,889
465		Urstadt Biddle Properties, Inc (Class A)	9,900
5,691		Ventas, Inc	309,477
15,295		VEREIT, Inc	111,042
5,918		VICI Properties, Inc	127,947
2,759		Vornado Realty Trust	201,407
3,960		Washington Prime Group, Inc	28,908
1,207		Washington REIT	36,995
1,872		Weingarten Realty Investors	55,711
5,986		Welltower, Inc	385,020
12,491		Weyerhaeuser Co	403,085
550		Whitestone REIT	7,634
1,596		WP Carey, Inc	102,639
1,682		Xenia Hotels & Resorts, Inc	39,863

		TOTAL REAL ESTATE	17,483,339

RETAILING - 6.6%
426	*	1-800-FLOWERS.COM, Inc (Class A)	5,027
1,334		Aaron’s, Inc	72,650
1,074		Abercrombie & Fitch Co (Class A)	22,683
1,214		Advance Auto Parts, Inc	204,353
6,699	*	Amazon.com, Inc	13,418,097
2,547		American Eagle Outfitters, Inc	63,242
122	*	America’s Car-Mart, Inc	9,540
305	*	Asbury Automotive Group, Inc	20,969
2,874	*	Ascena Retail Group, Inc	13,134
419	*	At Home Group, Inc	13,211
1,001	*	Autonation, Inc	41,592
437	*	AutoZone, Inc	338,981
603	*	Barnes & Noble Education, Inc	3,473
965		Barnes & Noble, Inc	5,597
2,179		Bed Bath & Beyond, Inc	32,685
3,937		Best Buy Co, Inc	312,440
334	e	Big 5 Sporting Goods Corp	1,703
744		Big Lots, Inc	31,092
710	*	BJ’s Wholesale Club Holdings, Inc	19,014
791	*	Booking Holdings, Inc	1,569,344
865	*	Boot Barn Holdings, Inc	24,575
526	e	Buckle, Inc	12,124
1,083	*	Burlington Stores, Inc	176,442
639		Caleres, Inc	22,915
440	e	Camping World Holdings, Inc	9,381
2,903	*	CarMax, Inc	216,767
458	*,e	Carvana Co	27,063
368		Cato Corp (Class A)	7,735
2,056		Chico’s FAS, Inc	17,826
288		Children’s Place Retail Stores, Inc	36,806
243		Citi Trends, Inc	6,991
291	*	Conn’s, Inc	10,287
231	*,e	Container Store Group, Inc	2,564
775		Core-Mark Holding Co, Inc	26,319
1,351		Dick’s Sporting Goods, Inc	47,934
236	e	Dillard’s, Inc (Class A)	18,016
4,462		Dollar General Corp	487,697
3,790	*	Dollar Tree, Inc	309,075
1,032		DSW, Inc (Class A)	34,964
144	*,e	Duluth Holdings, Inc	4,530

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,964		Expedia, Inc	$256,263
1,208	*	Express Parent LLC	13,361
839	*	Five Below, Inc	109,120
613	*	Floor & Decor Holdings, Inc	18,494
1,924		Foot Locker, Inc	98,086
616	*	Francesca’s Holdings Corp	2,285
185	*,e	Funko, Inc	4,383
142	*	Gaia, Inc	2,187
1,573	e	GameStop Corp (Class A)	24,020
3,661		Gap, Inc	105,620
313	*	Genesco, Inc	14,742
2,404		Genuine Parts Co	238,958
1,054	*,e	GNC Holdings, Inc	4,364
324		Group 1 Automotive, Inc	21,028
7,081	*	Groupon, Inc	26,695
904		Guess?, Inc	20,430
286		Haverty Furniture Cos, Inc	6,321
323	*,e	Hibbett Sports, Inc	6,072
18,976		Home Depot, Inc	3,930,878
619	*	Hudson Ltd	13,965
1,819	*	J. Jill, Inc	11,241
6,812	*,e	JC Penney Co, Inc	11,308
247	*	Kirkland’s, Inc	2,492
2,690		Kohl’s Corp	200,540
3,738		L Brands, Inc	113,261
221	*	Lands’ End, Inc	3,879
837	*	Liberty Expedia Holdings, Inc	39,372
1,108	*	Liberty TripAdvisor Holdings, Inc	16,454
367		Lithia Motors, Inc (Class A)	29,969
5,184	*	LKQ Corp	164,177
13,593		Lowe’s Companies, Inc	1,560,748
442	*,e	Lumber Liquidators, Inc	6,847
4,990		Macy’s, Inc	173,303
389	*	MarineMax, Inc	8,266
1,815	*,e	Michaels Cos, Inc	29,457
452		Monro Muffler, Inc	31,459
539	*	Murphy USA, Inc	46,063
574	*	National Vision Holdings, Inc	25,910
6,853	*	NetFlix, Inc	2,563,913
2,965	*	New York & Co, Inc	11,445
1,826		Nordstrom, Inc	109,213
463		Nutri/System, Inc	17,154
7,986		Office Depot, Inc	25,635
750	*	Ollie’s Bargain Outlet Holdings, Inc	72,075
1,309	*	O’Reilly Automotive, Inc	454,642
263	*,e	Overstock.com, Inc	7,285
419	*	Party City Holdco, Inc	5,677
554		Penske Auto Group, Inc	26,254
306	e	PetMed Express, Inc	10,101
1,303		Pier 1 Imports, Inc	1,955
630		Pool Corp	105,134
7,241	*	Qurate Retail Group, Inc QVC Group	160,823
699		Rent-A-Center, Inc	10,052
337	*,e	RH	44,150
6,053		Ross Stores, Inc	599,852
2,233	*	Sally Beauty Holdings, Inc	41,065
203		Shoe Carnival, Inc	7,816
526	*	Shutterfly, Inc	34,658
961		Signet Jewelers Ltd	63,359
660	*	Sleep Number Corp	24,275
455		Sonic Automotive, Inc (Class A)	8,804
571	*,e	Sportsman’s Warehouse Holdings, Inc	3,340
856	e	Tailored Brands, Inc	21,563
8,742		Target Corp	771,132
2,104		Tiffany & Co	271,353
528		Tile Shop Holdings, Inc	3,775

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

297		Tilly’s, Inc	$5,628
10,212		TJX Companies, Inc	1,143,948
1,996		Tractor Supply Co	181,396
1,758	*	TripAdvisor, Inc	89,781
929	*	Ulta Beauty, Inc	262,089
1,237	*	Urban Outfitters, Inc	50,593
908	*	Wayfair, Inc	134,084
99		Weyco Group, Inc	3,483
1,350	e	Williams-Sonoma, Inc	88,722
37		Winmark Corp	6,142
314	*	Zumiez, Inc	8,274

		TOTAL RETAILING	32,541,496

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
728	*	Acacia Communications, Inc	30,117
617	*	Advanced Energy Industries, Inc	31,868
14,728	*	Advanced Micro Devices, Inc	454,948
302	*	Alpha & Omega Semiconductor Ltd	3,512
507	*,e	Ambarella, Inc	19,611
1,455	*	Amkor Technology, Inc	10,753
6,070		Analog Devices, Inc	561,232
16,617		Applied Materials, Inc	642,247
341	*,e	Aquantia Corp	4,361
510	*	Axcelis Technologies, Inc	10,022
582	*	AXT, Inc	4,161
7,089		Broadcom, Inc	1,749,069
1,076		Brooks Automation, Inc	37,692
418		Cabot Microelectronics Corp	43,125
333	*	Ceva, Inc	9,574
1,003	*	Cirrus Logic, Inc	38,716
420		Cohu, Inc	10,542
1,538	*	Cree, Inc	58,244
5,761		Cypress Semiconductor Corp	83,477
584	*	Diodes, Inc	19,441
2,131		Entegris, Inc	61,692
1,340	*	First Solar, Inc	64,883
1,075	*	Formfactor, Inc	14,781
434	*,e	Ichor Holdings Ltd	8,862
285	*	Impinj, Inc	7,074
657	*,e	Inphi Corp	24,953
2,526	*	Integrated Device Technology, Inc	118,747
76,071		Intel Corp	3,597,398
2,671		Kla-Tencor Corp	271,667
981	*	Kopin Corp	2,374
2,721		Lam Research Corp	412,776
1,895	*	Lattice Semiconductor Corp	15,160
627	*,e	MA-COM Technology Solutions	12,916
9,503		Marvell Technology Group Ltd	183,408
4,597		Maxim Integrated Products, Inc	259,225
927	*	MaxLinear, Inc	18,429
3,871	e	Microchip Technology, Inc	305,461
19,063	*	Micron Technology, Inc	862,220
1,013		MKS Instruments, Inc	81,192
730		Monolithic Power Systems, Inc	91,637
364	*	Nanometrics, Inc	13,657
478	*	NeoPhotonics Corp Ltd	3,967
77		NVE Corp	8,153
9,573		NVIDIA Corp	2,690,204
5,663	*	NXP Semiconductors NV	484,187
7,472	*	ON Semiconductor Corp	137,709
409	*	PDF Solutions, Inc	3,693
1,020	*	Photronics, Inc	10,047
446		Power Integrations, Inc	28,187
2,063	*	Qorvo, Inc	158,624
24,219		QUALCOMM, Inc	1,744,495

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,707	*	Rambus, Inc	$18,623
488	*	Rudolph Technologies, Inc	11,932
1,008	*	Semtech Corp	56,045
654	*	Silicon Laboratories, Inc	60,037
2,993		Skyworks Solutions, Inc	271,495
170	*	SMART Global Holdings, Inc	4,886
886	*,e	SunPower Corp	6,468
3,141		Teradyne, Inc	116,154
16,148		Texas Instruments, Inc	1,732,519
789	*	Ultra Clean Holdings	9,902
833	e	Universal Display Corp	98,211
729	*	Veeco Instruments, Inc	7,472
1,813		Versum Materials, Inc	65,286
846	*	Xcerra Corp	12,072
4,149		Xilinx, Inc	332,625
754		Xperi Corp	11,197

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,335,414

SOFTWARE & SERVICES - 15.2%
874	*,e	2U, Inc	65,716
1,358	*	8x8, Inc	28,858
754	*	A10 Networks, Inc	4,584
10,598		Accenture plc	1,803,780
1,810	*	ACI Worldwide, Inc	50,933
12,400		Activision Blizzard, Inc	1,031,556
8,103	*	Adobe Systems, Inc	2,187,405
2,865	*	Akamai Technologies, Inc	209,575
492	*	Alarm.com Holdings, Inc	28,241
829		Alliance Data Systems Corp	195,777
4,916	*	Alphabet, Inc (Class A)	5,934,005
5,011	*	Alphabet, Inc (Class C)	5,980,478
399	*	Altair Engineering, Inc	17,337
470	*	Alteryx, Inc	26,889
273	*	Amber Road, Inc	2,626
2,546		Amdocs Ltd	167,985
370	*	American Software, Inc (Class A)	4,488
1,376	*	Ansys, Inc	256,872
237	*	Appfolio, Inc	18,581
543	*	Apptio, Inc	20,069
1,169	*	Aspen Technology, Inc	133,161
1,474	*	Atlassian Corp plc	141,710
3,666	*	Autodesk, Inc	572,299
7,179		Automatic Data Processing, Inc	1,081,588
162	*,e	Avalara, Inc	5,659
1,669	*	Avaya Holdings Corp	36,952
245	*,e	Benefitfocus, Inc	9,910
2,278	*	Black Knight, Inc	118,342
741		Blackbaud, Inc	75,197
535	*	Blackline, Inc	30,211
637	*	Blucora, Inc	25,639
2,283		Booz Allen Hamilton Holding Co	113,305
626	*	Bottomline Technologies, Inc	45,516
2,047	*	Box, Inc	48,944
460	*	Brightcove, Inc	3,864
1,930		Broadridge Financial Solutions, Inc	254,663
5,285		CA, Inc	233,333
379	*	CACI International, Inc (Class A)	69,793
4,753	*	Cadence Design Systems, Inc	215,406
126	*,e	Carbon Black, Inc	2,669
391	*	Carbonite, Inc	13,939
708	*	Cardtronics plc	22,401
253	*	Care.com, Inc	5,594
788	*	Cargurus, Inc	43,884
1,131	*	Cars.com, Inc	31,227
185		Cass Information Systems, Inc	12,047

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,269		CDK Global, Inc	$141,949
366	*,e	Ceridian HCM Holding, Inc	15,383
378	*	ChannelAdvisor Corp	4,706
620	*	Cision Ltd	10,416
2,232	*	Citrix Systems, Inc	248,109
1,550	*	Cloudera, Inc	27,357
9,541		Cognizant Technology Solutions Corp (Class A)	736,088
606	*	Commvault Systems, Inc	42,420
3,045	*	Conduent, Inc	68,573
399		ConvergeOne Holdings, Inc	3,715
1,462		Convergys Corp	34,708
807	*	Cornerstone OnDemand, Inc	45,797
857	*	Coupa Software, Inc	67,789
520		CSG Systems International, Inc	20,873
3,255	*	Dell Technologies, Inc-VMware Inc	316,126
157	*	Digimarc Corp	4,938
396	*,e	DocuSign, Inc	20,818
152	*	Domo, Inc	3,260
4,799		DXC Technology Co	448,802
15,240	*	eBay, Inc	503,225
387	e	Ebix, Inc	30,631
291	*	eGain Corp	2,357
4,909	*	Electronic Arts, Inc	591,485
527	*	Ellie Mae, Inc	49,944
895	*	Endurance International Group Holdings, Inc	7,876
665	*	Envestnet, Inc	40,532
818	*	EPAM Systems, Inc	112,639
2,169	*	Etsy, Inc	111,443
781	*	Euronet Worldwide, Inc	78,272
422	*	Everbridge, Inc	24,324
989	*	Everi Holdings, Inc	9,069
941		EVERTEC, Inc	22,678
266	*,e	Evo Payments, Inc	6,357
795	*	Exela Technologies, Inc	5,668
511	*	ExlService Holdings, Inc	33,828
39,116	*	Facebook, Inc	6,433,017
486	*	Fair Isaac Corp	111,075
5,383		Fidelity National Information Services, Inc	587,124
3,709	*	FireEye, Inc	63,053
1,318	*	First American Corp	65,122
8,946	*	First Data Corp	218,909
6,756	*	Fiserv, Inc	556,559
812	*	Five9, Inc	35,476
1,454	*	FleetCor Technologies, Inc	331,279
464	*	ForeScout Technologies, Inc	17,521
2,302	*	Fortinet, Inc	212,406
1,455	*	Gartner, Inc	230,618
2,688		Genpact Ltd	82,280
2,692		Global Payments, Inc	342,961
1,606	*	Glu Mobile, Inc	11,965
2,415	*	GoDaddy, Inc	201,387
890	*,e	Gogo, Inc	4,619
1,482	*	GrubHub, Inc	205,435
477	*,e	GTT Communications, Inc	20,702
1,282	*	Guidewire Software, Inc	129,495
450		Hackett Group, Inc	9,068
1,110	*	Hortonworks, Inc	25,319
632	*	HubSpot, Inc	95,400
139	*	I3 Verticals, Inc	3,194
1,205	*	IAC/InterActiveCorp	261,148
524	*	Imperva, Inc	24,340
513	*	Information Services Group, Inc	2,452
506	*	Instructure, Inc	17,912
319	*	Internap Corp	4,029
15,088		International Business Machines Corp	2,281,456
3,973		Intuit, Inc	903,460

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

736		j2 Global, Inc	$60,978
1,367		Jack Henry & Associates, Inc	218,829
198	*	Leaf Group Ltd	1,980
2,386		Leidos Holdings, Inc	165,016
1,126	*	Limelight Networks, Inc	5,653
325	*	Liquidity Services, Inc	2,064
827	*	Liveperson, Inc	21,461
1,208	*	LiveRamp Holdings, Inc	59,687
811		LogMeIn, Inc	72,260
1,102	*	Manhattan Associates, Inc	60,169
349		Mantech International Corp (Class A)	22,092
15,129		MasterCard, Inc (Class A)	3,367,867
831	*	Match Group, Inc	48,123
1,014		MAXIMUS, Inc	65,971
1,034	*	Meet Group, Inc	5,118
124,911		Microsoft Corp	14,286,071
147	*	MicroStrategy, Inc (Class A)	20,671
573	*	MINDBODY, Inc	23,292
467	*	Mitek Systems, Inc	3,292
872	*	MobileIron, Inc	4,622
351	*	Model N, Inc	5,563
445	*	MoneyGram International, Inc	2,381
644		Monotype Imaging Holdings, Inc	13,009
713	*	New Relic, Inc	67,186
1,004		NIC, Inc	14,859
4,492	*	Nuance Communications, Inc	77,801
1,701	*	Nutanix, Inc	72,667
1,388	*	Okta, Inc	97,660
469	*	OneSpan, Inc	8,934
46,171		Oracle Corp	2,380,577
5,413	*	Pandora Media, Inc	51,478
202	*	Park City Group, Inc	2,040
5,370		Paychex, Inc	395,501
764	*	Paycom Software, Inc	118,733
401	*	Paylocity Holding Corp	32,208
19,557	*	PayPal Holdings, Inc	1,717,887
570		Pegasystems, Inc	35,682
509	*	Perficient, Inc	13,565
2,303		Perspecta, Inc	59,233
401	*	Pluralsight, Inc	12,832
307		Presidio, Inc	4,682
449	*	PRGX Global, Inc	3,906
766		Progress Software Corp	27,032
810	*	Proofpoint, Inc	86,127
410	*	PROS Holdings, Inc	14,358
1,957	*	PTC, Inc	207,814
587	*	Q2 Holdings, Inc	35,543
144		QAD, Inc (Class A)	8,158
485	*	Qualys, Inc	43,214
583	*	QuinStreet, Inc	7,911
1,155	*	Quotient Technology, Inc	17,903
578	*	Rapid7, Inc	21,340
1,124	*	RealPage, Inc	74,072
2,897	*	Red Hat, Inc	394,803
138		Reis, Inc	3,174
1,074	*	RingCentral, Inc	99,936
279	*	Rosetta Stone, Inc	5,549
3,993		Sabre Corp	104,137
617	*	SailPoint Technologies Holding, Inc	20,990
11,633	*	salesforce.com, Inc	1,849,996
682		Science Applications International Corp	54,969
96	*,e	SecureWorks Corp	1,406
123	*	SendGrid, Inc	4,525
2,923	*	ServiceNow, Inc	571,826
1,229	*	ServiceSource International LLC	3,503
118	*,e	ShotSpotter, Inc	7,232

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

309		Shutterstock, Inc	$16,865
2,335	*	Splunk, Inc	282,325
256	*	SPS Commerce, Inc	25,405
4,639	*	Square, Inc	459,307
3,316		SS&C Technologies Holdings, Inc	188,448
279	*	Stamps.com, Inc	63,110
580	e	Switch, Inc	6,264
605	*	Sykes Enterprises, Inc	18,446
10,223		Symantec Corp	217,545
2,573	*	Synopsys, Inc	253,724
543	*	Syntel, Inc	22,252
1,150	*	Tableau Software, Inc	128,501
1,927	*	Take-Two Interactive Software, Inc	265,907
317	*	TechTarget, Inc	6,156
485	*	TeleNav, Inc	2,449
218	*	Tenable Holdings, Inc	8,476
2,058	*	Teradata Corp	77,607
1,831		TiVo Corp	22,796
3,016		Total System Services, Inc	297,800
508	*	Trade Desk, Inc	76,662
1,927		Travelport Worldwide Ltd	32,508
963	*	TrueCar, Inc	13,578
235		TTEC Holdings, Inc	6,087
143	*,e	Tucows, Inc	7,972
1,161	*	Twilio, Inc	100,171
11,820	*	Twitter, Inc	336,397
664	*	Tyler Technologies, Inc	162,720
479	*	Ultimate Software Group, Inc	154,329
769	*,e	Unisys Corp	15,688
106	*	Upland Software, Inc	3,425
446	*	Varonis Systems, Inc	32,670
1,007	*	Verint Systems, Inc	50,451
1,801	*	VeriSign, Inc	288,376
766	*,e	VirnetX Holding Corp	3,562
427	*	Virtusa Corp	22,934
29,439		Visa, Inc (Class A)	4,418,500
1,135	*	VMware, Inc (Class A)	177,128
623	*	Website Pros, Inc	17,382
7,633		Western Union Co	145,485
664	*	WEX, Inc	133,305
2,470	*	Workday, Inc	360,571
379	*	Workiva, Inc	14,971
4,835	*	Worldpay, Inc	489,640
376	*	XO Group, Inc	12,964
1,209	*	Yelp, Inc	59,483
1,309	*	Yext, Inc	31,023
1,663	*	Zendesk, Inc	118,073
820	*	Zillow Group, Inc	36,244
1,956	*,e	Zillow Group, Inc (Class C)	86,553
803	*	Zix Corp	4,457
218	*,e	Zscaler, Inc	8,890
11,803	*	Zynga, Inc	47,330

		TOTAL SOFTWARE & SERVICES	75,965,974

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
1,699	*,e	3D Systems Corp	32,111
806		Adtran, Inc	14,226
513	*	Aerohive Networks, Inc	2,114
400	*	Agilysys, Inc	6,520
4,875		Amphenol Corp (Class A)	458,347
430	*	Anixter International, Inc	30,229
79,660		Apple, Inc	17,982,448
285	*,e	Applied Optoelectronics, Inc	7,028
978	*	Arista Networks, Inc	260,011
226	*,e	Arlo Technologies, Inc	3,279

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,818	*	ARRIS International plc	$73,240
1,464	*	Arrow Electronics, Inc	107,926
470	*	Avid Technology, Inc	2,787
1,997		Avnet, Inc	89,406
720		AVX Corp	12,996
438		Badger Meter, Inc	23,192
144		Bel Fuse, Inc (Class B)	3,816
636		Belden CDT, Inc	45,417
773		Benchmark Electronics, Inc	18,088
528	*	CalAmp Corp	12,651
643	*	Calix, Inc	5,208
113	*	Casa Systems, Inc	1,667
2,397		CDW Corp	213,141
2,191	*	Ciena Corp	68,447
77,567		Cisco Systems, Inc	3,773,635
153	*	Clearfield, Inc	2,058
2,598		Cognex Corp	145,020
382	*	Coherent, Inc	65,777
3,172	*	CommScope Holding Co, Inc	97,571
356		Comtech Telecommunications Corp	12,912
375	*	Control4 Corp	12,874
13,392		Corning, Inc	472,738
622	*	Cray, Inc	13,373
485		CTS Corp	16,636
548		Daktronics, Inc	4,296
1,043	e	Diebold, Inc	4,694
400	*	Digi International, Inc	5,380
953		Dolby Laboratories, Inc (Class A)	66,681
250	*,e	Eastman Kodak Co	775
740	*	EchoStar Corp (Class A)	34,314
447	*	Electro Scientific Industries, Inc	7,800
717	*	Electronics for Imaging, Inc	24,435
202	*	ePlus, Inc	18,725
1,698	*	Extreme Networks, Inc	9,305
1,006	*	F5 Networks, Inc	200,617
561	*	Fabrinet	25,952
256	*	FARO Technologies, Inc	16,474
1,732	*	Finisar Corp	32,995
2,680	*,e	Fitbit, Inc	14,338
2,414		Flir Systems, Inc	148,389
1,256	*	Harmonic, Inc	6,908
25,322		Hewlett Packard Enterprise Co	413,002
26,771		HP, Inc	689,889
909	*	II-VI, Inc	42,996
400	*	Immersion Corp	4,228
2,249	*	Infinera Corp	16,418
554	*	Insight Enterprises, Inc	29,966
539		InterDigital, Inc	43,120
631	*	IPG Photonics Corp	98,480
397	*	Iteris, Inc	2,136
536	*	Itron, Inc	34,411
2,790		Jabil Circuit, Inc	75,553
5,692		Juniper Networks, Inc	170,589
1,292	*	Kemet Corp	23,967
3,258	*	Keysight Technologies, Inc	215,940
411	*	Kimball Electronics, Inc	8,076
1,352	*	Knowles Corp	22,470
254	*	KVH Industries, Inc	3,327
375		Littelfuse, Inc	74,209
1,213	*	Lumentum Holdings, Inc	72,719
509	*,e	Maxwell Technologies, Inc	1,776
49		Mesa Laboratories, Inc	9,095
569		Methode Electronics, Inc	20,598
2,659		Motorola, Inc	346,042
261		MTS Systems Corp	14,290
171	*	Napco Security Technologies, Inc	2,556

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,665		National Instruments Corp	$80,469
1,908	*	NCR Corp	54,206
4,378		NetApp, Inc	376,026
505	*	Netgear, Inc	31,739
1,389	*	Netscout Systems, Inc	35,072
105	*	nLight, Inc	2,332
497	*	Novanta, Inc	33,995
2,605	*	Oclaro, Inc	23,289
280	*	OSI Systems, Inc	21,367
1,446	*	Palo Alto Networks, Inc	325,726
182	*	PAR Technology Corp	4,044
291		Park Electrochemical Corp	5,672
196		PC Connection, Inc	7,622
526		Plantronics, Inc	31,718
521	*	Plexus Corp	30,484
2,657	*	Pure Storage, Inc	68,949
326	*	Quantenna Communications, Inc	6,015
704	*	Ribbon Communications, Inc	4,808
281	*	Rogers Corp	41,397
1,157	*	Sanmina Corp	31,933
381	*	Scansource, Inc	15,202
776	*	Stratasys Ltd	17,933
548	*	Synaptics, Inc	25,000
461		SYNNEX Corp	39,047
545	*	Tech Data Corp	39,006
3,952	*	Trimble Navigation Ltd	171,754
1,439	*	TTM Technologies, Inc	22,894
362		Ubiquiti Networks, Inc	35,787
591	*	USA Technologies, Inc	4,255
830	*,e	Viasat, Inc	53,079
3,584	*	Viavi Solutions, Inc	40,643
2,099		Vishay Intertechnology, Inc	42,715
161	*	Vishay Precision Group, Inc	6,021
5,010		Western Digital Corp	293,285
3,647		Xerox Corp	98,396
924	*	Zebra Technologies Corp (Class A)	163,391

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	29,430,091

TELECOMMUNICATION SERVICES - 1.8%
119,499		AT&T, Inc	4,012,776
110		ATN International, Inc	8,127
1,215	*	Boingo Wireless, Inc	42,403
16,015		CenturyLink, Inc	339,518
727	*	Cincinnati Bell, Inc	11,596
635		Cogent Communications Group, Inc	35,433
1,064	e	Consolidated Communications Holdings, Inc	13,875
1,231	e	Frontier Communications Corp	7,989
666	*,e	Intelsat S.A.	19,980
1,269	*,e	Iridium Communications, Inc	28,553
1,450	*,e	NII Holdings, Inc	8,497
259	*	Ooma, Inc	4,299
1,000	*	Orbcomm, Inc	10,860
184	*	pdvWireless, Inc	6,238
728		Shenandoah Telecom Co	28,210
309		Spok Holdings, Inc	4,759
9,867	*	Sprint Corp	64,530
1,512		Telephone & Data Systems, Inc	46,010
5,007	*	T-Mobile US, Inc	351,391
247	*	US Cellular Corp	11,061
67,977		Verizon Communications, Inc	3,629,292
4,303	*	Vonage Holdings Corp	60,930
3,200	*	Zayo Group Holdings, Inc	111,104

		TOTAL TELECOMMUNICATION SERVICES	8,857,431

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.1%
818	*	Air Transport Services Group, Inc	$17,563
2,129		Alaska Air Group, Inc	146,603
203	e	Allegiant Travel Co	25,740
123		Amerco, Inc	43,868
6,977		American Airlines Group, Inc	288,359
378		Arkansas Best Corp	18,352
363	*	Atlas Air Worldwide Holdings, Inc	23,141
1,153	*	Avis Budget Group, Inc	37,057
2,375		CH Robinson Worldwide, Inc	232,560
512		Copa Holdings S.A. (Class A)	40,878
542		Costamare, Inc	3,518
185	*	Covenant Transportation Group, Inc	5,376
13,565		CSX Corp	1,004,488
306*		Daseke, Inc	2,454
10,586		Delta Air Lines, Inc	612,188
609	*	Eagle Bulk Shipping, Inc	3,423
427	*	Echo Global Logistics, Inc	13,216
2,887		Expeditors International of Washington, Inc	212,281
4,074		FedEx Corp	980,978
466		Forward Air Corp	33,412
127	*	Genco Shipping & Trading Ltd	1,778
1,141	*	Genesee & Wyoming, Inc (Class A)	103,820
828		Hawaiian Holdings, Inc	33,203
728		Heartland Express, Inc	14,363
866	*	Hertz Global Holdings, Inc	14,142
505	*	Hub Group, Inc (Class A)	23,028
1,477		JB Hunt Transport Services, Inc	175,674
5,176	*	JetBlue Airways Corp	100,207
1,654		Kansas City Southern Industries, Inc	187,365
947	*	Kirby Corp	77,891
2,000		Knight-Swift Transportation Holdings, Inc	68,960
719		Landstar System, Inc	87,718
1,216		Macquarie Infrastructure Co LLC	56,094
531		Marten Transport Ltd	11,178
668		Matson, Inc	26,480
4,620		Norfolk Southern Corp	833,910
1,051		Old Dominion Freight Line	169,484
310	*	PAM Transportation Services, Inc	20,178
124		Park-Ohio Holdings Corp	4,755
580	*	Radiant Logistics, Inc	3,428
883		Ryder System, Inc	64,521
780	*	Safe Bulkers, Inc	2,246
390	*	Saia, Inc	29,816
932		Schneider National, Inc	23,281
934		Scorpio Bulkers, Inc	6,772
802		Skywest, Inc	47,238
8,950		Southwest Airlines Co	558,928
1,133	*	Spirit Airlines, Inc	53,217
12,193		Union Pacific Corp	1,985,386
4,047	*	United Continental Holdings, Inc	360,426
11,392		United Parcel Service, Inc (Class B)	1,330,016
122		Universal Truckload Services, Inc	4,490
315	*	US Xpress Enterprises, Inc	4,347
669	*	USA Truck, Inc	13,534
701		Werner Enterprises, Inc	24,780
1,949	*	XPO Logistics, Inc	222,517
521	*	YRC Worldwide, Inc	4,679

		TOTAL TRANSPORTATION	10,495,305

UTILITIES - 2.8%
11,476		AES Corp	160,664
892		Allete, Inc	66,909
3,794		Alliant Energy Corp	161,511
4,027		Ameren Corp	254,587

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,083		American Electric Power Co, Inc	$572,923
819		American States Water Co	50,074
2,880		American Water Works Co, Inc	253,354
3,091		Aqua America, Inc	114,058
177	*	AquaVenture Holdings Ltd	3,198
111		Artesian Resources Corp	4,083
1,866	*,e	Atlantic Power Corp	4,105
1,817		Atmos Energy Corp	170,634
1,049		Avangrid, Inc	50,279
1,326		Avista Corp	67,043
832		Black Hills Corp	48,331
324	*,e	Cadiz, Inc	3,613
747		California Water Service Group	32,046
8,194		Centerpoint Energy, Inc	226,564
244		Chesapeake Utilities Corp	20,472
545		Clearway Energy, Inc (Class A)	10,377
1,281		Clearway Energy, Inc (Class C)	24,659
4,698		CMS Energy Corp	230,202
165		Connecticut Water Service, Inc	11,446
5,107		Consolidated Edison, Inc	389,102
420		Consolidated Water Co, Inc	5,817
10,762		Dominion Resources, Inc	756,353
2,842		DTE Energy Co	310,147
11,526		Duke Energy Corp	922,311
5,084		Edison International	344,085
767		El Paso Electric Co	43,872
2,999		Entergy Corp	243,309
4,614		Evergy, Inc	253,401
5,173		Eversource Energy	317,829
15,930		Exelon Corp	695,504
7,682		FirstEnergy Corp	285,540
133		Global Water Resources, Inc	1,408
1,875		Hawaiian Electric Industries, Inc	66,731
864		Idacorp, Inc	85,735
3,502		MDU Resources Group, Inc	89,966
640		MGE Energy, Inc	40,864
240		Middlesex Water Co	11,621
1,346		National Fuel Gas Co	75,457
1,312		New Jersey Resources Corp	60,483
7,765		NextEra Energy, Inc	1,301,414
5,689		NiSource, Inc	141,770
445	*	Northwest Natural Holding Co	29,770
871		NorthWestern Corp	51,093
4,986		NRG Energy, Inc	186,476
3,602		OGE Energy Corp	130,825
811		ONE Gas, Inc	66,729
751		Ormat Technologies, Inc	40,637
743		Otter Tail Corp	35,590
1,257		Pattern Energy Group, Inc	24,977
8,339		PG&E Corp	383,677
1,858		Pinnacle West Capital Corp	147,116
1,320		PNM Resources, Inc	52,074
1,479		Portland General Electric Co	67,457
11,252		PPL Corp	329,234
8,222		Public Service Enterprise Group, Inc	434,039
250	*	Pure Cycle Corp	2,887
105		RGC Resources, Inc	2,805
2,297		SCANA Corp	89,330
4,513		Sempra Energy	513,354
254		SJW Corp	15,532
1,236	e	South Jersey Industries, Inc	43,594
16,303		Southern Co	710,811
699		Southwest Gas Corp	55,242
162	e	Spark Energy, Inc	1,336
732		Spire, Inc	53,839
2,000		TerraForm Power, Inc	23,100

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

2,984		UGI Corp			$165,552
217		Unitil Corp			11,045
1,461		Vectren Corp			104,447
6,610	*	Vistra Energy Corp			164,457
5,177		WEC Energy Group, Inc			345,617
8,216		Xcel Energy, Inc			387,877
203		York Water Co			6,171

		TOTAL UTILITIES			13,660,541

		TOTAL COMMON STOCKS			489,282,512

		(Cost $222,972,371)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,666	*,†,m	Media General, Inc CVR			0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	†,m	Forest Laboratories, Inc CVR			112
145	m	Tobira Therapeutics, Inc			9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			121

		TOTAL RIGHTS / WARRANTS			121

		(Cost $9)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.2%

GOVERNMENT AGENCY DEBT - 1.1%
$ 5,350,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	5,350,000

		TOTAL GOVERNMENT AGENCY DEBT			5,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
5,344,041	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,344,041

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,344,041

		TOTAL SHORT-TERM INVESTMENTS			10,694,041

		(Cost $10,694,041)
		TOTAL INVESTMENTS - 101.2%			499,976,674
		(Cost $233,666,421)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(5,841,324)

		NET ASSETS - 100.0%			$494,135,350

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,114,590.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of September 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	35	12/21/18	$5,105,135	$5,108,250	$3,115

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUSTRIA - 0.8%
32,543		Wienerberger AG.	$813,545

		TOTAL AUSTRIA	813,545

FRANCE - 21.2%
94,314		Accor S.A.	4,845,089
2,122		Airbus SE	266,402
54,537	e,g	ALD S.A.	998,146
144,417		Credit Agricole S.A.	2,075,993
768		Essilor International S.A.	113,679
4,134		Kering	2,217,292
16,632		Nexity	919,240
31,598		Sanofi-Aventis	2,823,192
51,439		Schneider Electric S.A.	4,130,396
35,899		Vinci S.A.	3,415,425

		TOTAL FRANCE	21,804,854

GERMANY - 18.9%
24,141		Bayerische Motoren Werke AG.	2,174,882
6,528		Continental AG.	1,134,205
62,552		Daimler AG. (Registered)	3,942,168
39,423		Lanxess AG.	2,883,732
26,862		Linde AG. (Tender)	6,343,653
502		Puma AG. Rudolf Dassler Sport	247,690
1,384		Siemens AG.	176,963
133,547		TUI AG. (DI)	2,561,780

		TOTAL GERMANY	19,465,073

HONG KONG - 0.7%
36,042		Melco Crown Entertainment Ltd (ADR)	762,288

		TOTAL HONG KONG	762,288

INDIA - 1.5%
11,869		Asian Paints Ltd	211,897
622		Eicher Motors Ltd	207,547
13,570		HDFC Bank Ltd	374,831
20,352		Housing Development Finance Corp	492,640
11,160		IndusInd Bank Ltd	260,342

		TOTAL INDIA	1,547,257

ITALY - 8.0%
157,279		Mediobanca S.p.A.	1,565,204
33,220		Moncler S.p.A	1,429,370
190,759		Prada S.p.A	911,441
289,128		UniCredit S.p.A.	4,338,279

		TOTAL ITALY	8,244,294

JAPAN - 21.0%
12,360		Dentsu, Inc	574,025
53,852		Hitachi Ltd	1,830,503
49,585		Ishikawajima-Harima Heavy Industries Co Ltd	1,878,591
216,009		JX Holdings, Inc	1,633,847
63,129		Komatsu Ltd	1,921,072
19,011	e	Konami Corp	744,398
14,400		Murata Manufacturing Co Ltd	2,212,647

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

6,566		Nintendo Co Ltd			$2,388,929
7,828		Shin-Etsu Chemical Co Ltd			692,059
70,449		Sony Corp			4,282,428
55,102		Toyota Motor Corp			3,433,006

		TOTAL JAPAN			21,591,505

KOREA, REPUBLIC OF - 0.5%
2,314		Samsung SDI Co Ltd			538,911

		TOTAL KOREA, REPUBLIC OF			538,911

NETHERLANDS - 0.3%
3,538		Heineken NV			332,044

		TOTAL NETHERLANDS			332,044

NORWAY - 1.4%
28,381		Yara International ASA			1,392,891

		TOTAL NORWAY			1,392,891

RUSSIA - 0.4%
29,511		Sberbank of Russian Federation (ADR)			373,151

		TOTAL RUSSIA			373,151

SPAIN - 1.0%
84,843	*,e	Siemens Gamesa Renewable Energy			1,070,555

		TOTAL SPAIN			1,070,555

SWEDEN - 1.5%
20,544		Atlas Copco AB (A Shares)			590,808
41,749		Electrolux AB (Series B)			919,698

		TOTAL SWEDEN			1,510,506

SWITZERLAND - 6.4%
740		Burckhardt Compression Holding AG.			256,851
337,414		Credit Suisse Group			5,063,051
603		Geberit AG.			279,878
5,546		Vifor Pharma AG.			961,512

		TOTAL SWITZERLAND			6,561,292

UNITED KINGDOM - 15.3%
171,266		CNH Industrial NV			2,055,264
17,876		Experian Group Ltd			458,699
5,619,641		Lloyds TSB Group plc			4,321,993
29,767		Reckitt Benckiser Group plc			2,719,215
1,302,796		Tesco plc			4,073,209
149,339		Travis Perkins plc			2,072,385

		TOTAL UNITED KINGDOM			15,700,765

		TOTAL COMMON STOCKS			101,708,931

		(Cost $102,066,225)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.4%

GOVERNMENT AGENCY DEBT - 2.4%
$ 2,500,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	2,500,000

		TOTAL GOVERNMENT AGENCY DEBT			2,500,000

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
2,030,938	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,030,938

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,030,938

		TOTAL SHORT-TERM INVESTMENTS	4,530,938

		(Cost $4,530,938)
		TOTAL INVESTMENTS - 103.3% (Cost $106,597,163)	106,239,869
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(3,403,651)

		NET ASSETS - 100.0%	$102,836,218

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,919,310.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $998,146 or 1.0% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2018

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$29,435,363	28.6%
INDUSTRIALS	19,778,981	19.2
FINANCIALS	18,865,484	18.4
MATERIALS	12,337,777	12.0
INFORMATION TECHNOLOGY	7,715,388	7.5
CONSUMER STAPLES	7,124,468	6.9
HEALTH CARE	3,898,384	3.8
ENERGY	1,633,846	1.6
REAL ESTATE	919,240	0.9
SHORT-TERM INVESTMENTS	4,530,938	4.4
OTHER ASSETS & LIABILITIES, NET	(3,403,651)	(3.3)

NET ASSETS	$102,836,218	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 72,160	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.990%	10/24/21	$72,318

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				72,318

CONSUMER DURABLES & APPAREL - 0.0%
100,000	h,i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.990	04/25/25	99,896

		TOTAL CONSUMER DURABLES & APPAREL				99,896

CONSUMER SERVICES - 0.1%
73,547	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.140	07/28/22	72,352
97,024	i	KUEHG Corp	LIBOR 3 M + 8.250%	6.140	02/21/25	97,429
100,000	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	3.990	03/27/25	99,885

		TOTAL CONSUMER SERVICES				269,666

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.617	12/31/21	16,619

		TOTAL ENERGY				16,619

FOOD, BEVERAGE & TOBACCO - 0.0%
29,330	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	4.490	08/03/22	29,330

		TOTAL FOOD, BEVERAGE & TOBACCO				29,330

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
95,930	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.990	06/24/21	96,215
38,243	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.140	10/27/22	38,462

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				134,677

INSURANCE - 0.1%
99,750	i	Acrisure LLC	LIBOR 1 M + 3.750%	5.990	11/22/23	99,917

		TOTAL INSURANCE				99,917

MATERIALS - 0.1%
24,061	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.840	07/29/22	24,166
100,000	h,i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	4.250	09/19/25	100,382

		TOTAL MATERIALS				124,548

MEDIA - 0.2%
97,022	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.140	07/08/22	95,178
100,000	h,i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.490	03/24/25	100,083
100,000	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.130	10/04/23	99,813

		TOTAL MEDIA				295,074

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
100,000	h,i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.100	06/02/25	100,473

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				100,473

REAL ESTATE - 0.1%
100,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	4.500	08/21/25	100,375

		TOTAL REAL ESTATE				100,375

SOFTWARE & SERVICES - 0.3%
497,500	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.490	11/29/24	496,291
100,000	h,i	NeuStar, Inc	LIBOR 1 M + 3.500%	5.740	08/08/24	100,089

		TOTAL SOFTWARE & SERVICES				596,380

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$ 100,000	i	Dell International LLC	LIBOR 1 M + 2.000%	4.250%	09/07/23	$100,200
100,000	h,i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.740	07/02/25	100,313
64,562	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.900	10/14/21	64,831

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				265,344

TELECOMMUNICATION SERVICES - 0.0%
99,746	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.500	01/22/23	99,048

		TOTAL TELECOMMUNICATION SERVICES				99,048

TRANSPORTATION - 0.1%
100,000	h,i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.160	12/14/23	99,396
100,000	h,i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.740	08/22/24	100,273

		TOTAL TRANSPORTATION				199,669

		TOTAL BANK LOAN OBLIGATIONS				2,503,334

		(Cost $2,499,263)
BONDS - 97.7%

CORPORATE BONDS - 37.0%

AUTOMOBILES & COMPONENTS - 0.5%
125,000		Aptiv plc		3.150	11/19/20	124,003
100,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	101,905
200,000		General Motors Co		4.200	10/01/27	188,577
125,000		General Motors Co		5.200	04/01/45	113,406
200,000	g	Hyundai Capital America		3.250	09/20/22	193,827
175,000		Magna International, Inc		3.625	06/15/24	173,054

		TOTAL AUTOMOBILES & COMPONENTS				894,772

BANKS - 6.3%
200,000	g	Akbank TAS		7.200	03/16/27	166,518
200,000	g	Banco del Estado de Chile		2.668	01/08/21	195,252
200,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	191,540
200,000		Banco Santander S.A.		3.125	02/23/23	189,773
200,000		Banco Santander S.A.		3.800	02/23/28	181,619
300,000		Bank of America Corp		2.151	11/09/20	293,574
200,000		Bank of America Corp		3.875	08/01/25	198,707
300,000		Bank of America Corp		3.248	10/21/27	278,960
125,000		Bank of America Corp		3.419	12/20/28	117,247
100,000		Bank of Montreal		3.803	12/15/32	93,434
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	223,699
200,000		Barclays plc		4.338	05/16/24	197,529
125,000		Barclays plc		3.650	03/16/25	117,227
100,000	g	BNP Paribas S.A.		4.375	03/01/33	95,002
75,000	g	BPCE S.A.		4.000	09/12/23	73,971
175,000		Capital One Bank USA NA		2.650	08/08/22	168,167
60,000		Capital One Bank USA NA		3.375	02/15/23	58,364
750,000		Citigroup, Inc		3.200	10/21/26	700,101
175,000		Citigroup, Inc		4.300	11/20/26	172,427
200,000		Citigroup, Inc		3.668	07/24/28	190,471
100,000		Citizens Bank NA		2.650	05/26/22	96,140
125,000		Compass Bank		2.875	06/29/22	120,551
250,000	g	Cooperatieve Rabobank UA		3.875	09/26/23	249,228
325,000		Cooperatieve Rabobank UA		3.750	07/21/26	306,823
100,000	g	Credit Agricole S.A.		2.500	04/15/19	99,862
150,000	g	Credit Agricole S.A.		3.250	10/04/24	140,665
175,000		Deutsche Bank AG.		3.950	02/27/23	169,895
125,000		Discover Bank		3.200	08/09/21	123,345
100,000		HSBC Holdings plc		3.262	03/13/23	97,961
200,000		HSBC Holdings plc		3.033	11/22/23	193,121
200,000		HSBC Holdings plc		3.950	05/18/24	198,643
200,000		HSBC Holdings plc		4.292	09/12/26	197,766

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000		HSBC Holdings plc		4.375%	11/23/26	$196,471
200,000		HSBC Holdings plc		4.041	03/13/28	192,555
250,000		Huntington National Bank		2.500	08/07/22	239,522
375,000		JPMorgan Chase & Co		2.750	06/23/20	372,173
325,000		JPMorgan Chase & Co		2.295	08/15/21	315,945
200,000		JPMorgan Chase & Co		2.776	04/25/23	194,239
150,000		JPMorgan Chase & Co		2.700	05/18/23	144,249
350,000		JPMorgan Chase & Co		3.200	06/15/26	331,582
175,000		JPMorgan Chase & Co		2.950	10/01/26	162,500
100,000		JPMorgan Chase & Co		3.882	07/24/38	93,397
80,000		KeyBank NA		2.500	12/15/19	79,570
100,000	g	Macquarie Bank Ltd		2.600	06/24/19	99,752
225,000		Manufacturers & Traders Trust Co		2.100	02/06/20	222,273
150,000		Mizuho Financial Group, Inc		3.922	09/11/24	149,040
350,000		PNC Bank NA		2.600	07/21/20	347,480
250,000		PNC Bank NA		2.450	11/05/20	245,844
150,000		PNC Bank NA		2.700	11/01/22	144,470
200,000		Santander Holdings USA, Inc		3.400	01/18/23	192,833
100,000		Santander Holdings USA, Inc		4.400	07/13/27	95,566
100,000		Santander UK Group Holdings plc		3.571	01/10/23	97,136
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	295,196
150,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	148,634
250,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	241,900
125,000		SunTrust Banks, Inc		2.900	03/03/21	123,565
100,000		SunTrust Banks, Inc		2.750	05/01/23	96,318
125,000		SunTrust Banks, Inc		4.000	05/01/25	125,223
250,000		Toronto-Dominion Bank		1.850	09/11/20	244,316
100,000		Toronto-Dominion Bank		3.625	09/15/31	93,912
200,000	g	Turkiye Is Bankasi		5.500	04/21/22	169,016
200,000	g	UBS AG.		2.450	12/01/20	195,844
125,000		UnionBanCal Corp		3.500	06/18/22	124,193
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.827	04/23/21	200,371
150,000		Westpac Banking Corp		4.322	11/23/31	144,458

		TOTAL BANKS				12,017,125

CAPITAL GOODS - 0.8%
50,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	51,125
150,000		General Electric Co		4.125	10/09/42	133,549
175,000		Lockheed Martin Corp		2.500	11/23/20	172,555
100,000		Lockheed Martin Corp		3.550	01/15/26	98,685
150,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	148,353
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	195,966
100,000		Mosaic Co		4.875	11/15/41	91,868
175,000		Rockwell Collins, Inc		3.500	03/15/27	166,199
100,000		Roper Technologies, Inc		4.200	09/15/28	99,445
100,000	g	Stena AB		7.000	02/01/24	94,500
100,000		Textron, Inc		3.875	03/01/25	98,273
100,000		United Technologies Corp		4.450	11/16/38	99,179
150,000		United Technologies Corp		3.750	11/01/46	131,066
25,000		Wabtec Corp		4.700	09/15/28	24,525

		TOTAL CAPITAL GOODS				1,605,288

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
100,000		RELX Capital, Inc		3.500	03/16/23	98,701
350,000		Republic Services, Inc		3.550	06/01/22	349,868
290,000		Republic Services, Inc		2.900	07/01/26	269,656
75,000		United Rentals North America, Inc		5.500	07/15/25	76,500
175,000		Waste Management, Inc		3.150	11/15/27	166,484
50,000		Waste Management, Inc		3.900	03/01/35	48,800
50,000		Waste Management, Inc		4.100	03/01/45	49,045

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,059,054

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.1%
$ 175,000		Newell Rubbermaid, Inc	4.200%	04/01/26	$166,371

		TOTAL CONSUMER DURABLES & APPAREL			166,371

CONSUMER SERVICES - 0.3%
100,000		ADT Corp	6.250	10/15/21	104,901
60,000		Boyd Gaming Corp	6.000	08/15/26	60,450
60,000	g	International Game Technology plc	6.250	01/15/27	60,787
200,000	g	Sands China Ltd	5.125	08/08/25	199,514
70,000		Speedway Motorsports, Inc	5.125	02/01/23	69,913

		TOTAL CONSUMER SERVICES			495,565

DIVERSIFIED FINANCIALS - 3.3%
150,000		AerCap Ireland Capital DAC	4.125	07/03/23	148,863
200,000		American Express Co	2.500	08/01/22	191,896
50,000		American Express Credit Corp	2.700	03/03/22	48,708
100,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	100,875
50,000		Bank of New York Mellon Corp	5.450	05/15/19	50,839
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	120,541
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	190,793
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	197,662
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	144,614
150,000		Ford Motor Credit Co LLC	3.096	05/04/23	140,669
100,000		GE Capital International Funding Co	4.418	11/15/35	93,727
125,000		General Motors Financial Co, Inc	3.950	04/13/24	121,707
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	290,474
250,000		Goldman Sachs Group, Inc	3.691	06/05/28	237,819
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	92,581
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	127,714
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	204,300
100,000		Icahn Enterprises LP	6.250	02/01/22	102,500
250,000	g	ICICI Bank Ltd	3.800	12/14/27	224,459
100,000		International Lease Finance Corp	5.875	08/15/22	105,761
50,000		Jefferies Group LLC	4.150	01/23/30	44,899
100,000		Legg Mason, Inc	2.700	07/15/19	99,883
100,000		Legg Mason, Inc	3.950	07/15/24	98,596
150,000		Morgan Stanley	3.125	01/23/23	146,104
250,000		Morgan Stanley	3.737	04/24/24	248,229
450,000		Morgan Stanley	3.125	07/27/26	419,021
150,000		Morgan Stanley	3.625	01/20/27	143,951
35,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	35,217
100,000	g	Quicken Loans, Inc	5.250	01/15/28	92,875
125,000		TD Ameritrade Holding Corp	3.300	04/01/27	119,688
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	148,569
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	193,298
175,000		Unilever Capital Corp	2.900	05/05/27	164,807
1,125,000		Wells Fargo & Co	2.625	07/22/22	1,086,381
325,000		Wells Fargo & Co	3.584	05/22/28	311,569

		TOTAL DIVERSIFIED FINANCIALS			6,289,589

ENERGY - 4.2%
100,000		Anadarko Petroleum Corp	5.550	03/15/26	106,251
25,000		Anadarko Petroleum Corp	4.500	07/15/44	22,864
100,000		Andeavor Logistics LP	4.250	12/01/27	97,655
100,000		Andeavor Logistics LP	5.200	12/01/47	99,722
100,000	g	APT Pipelines Ltd	4.250	07/15/27	97,506
300,000		BP Capital Markets America, Inc	3.796	09/21/25	300,951
300,000		BP Capital Markets plc	2.315	02/13/20	297,226
100,000		BP Capital Markets plc	2.520	09/19/22	96,604
125,000		BP Capital Markets plc	3.279	09/19/27	119,514
125,000		Cenovus Energy, Inc	4.450	09/15/42	109,420
100,000	g	Cheniere Energy Partners LP	5.625	10/01/26	100,720

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Cimarex Energy Co	3.900%	05/15/27	$95,422
125,000		Concho Resources, Inc	3.750	10/01/27	119,254
125,000		Continental Resources, Inc	3.800	06/01/24	122,545
100,000		Devon Energy Corp	5.000	06/15/45	99,891
50,000		Ecopetrol S.A.	5.875	09/18/23	53,275
100,000		Enbridge, Inc	3.700	07/15/27	96,531
150,000		Energy Transfer Partners LP	4.750	01/15/26	151,499
150,000		Energy Transfer Partners LP	4.950	06/15/28	152,630
100,000		Enterprise Products Operating LLC	3.700	02/15/26	98,433
75,000		Enterprise Products Operating LLC	4.450	02/15/43	72,614
50,000		Enterprise Products Operating LLC	4.850	03/15/44	50,886
100,000		Enterprise Products Operating LLC	4.250	02/15/48	93,987
17,000	g	EP Energy LLC	9.375	05/01/24	14,025
75,000		Exterran Partners LP	6.000	10/01/22	75,656
200,000		Exxon Mobil Corp	2.222	03/01/21	196,124
125,000		Genesis Energy LP	6.250	05/15/26	119,063
100,000		HollyFrontier Corp	5.875	04/01/26	106,553
100,000		Husky Energy, Inc	3.950	04/15/22	100,812
175,000		Kinder Morgan, Inc	4.300	03/01/28	173,376
150,000		Marathon Oil Corp	2.700	06/01/20	148,048
25,000		Marathon Oil Corp	5.200	06/01/45	26,026
175,000		MPLX LP	4.125	03/01/27	170,374
125,000		MPLX LP	4.000	03/15/28	120,162
125,000		MPLX LP	4.500	04/15/38	117,667
125,000		MPLX LP	4.700	04/15/48	116,876
150,000		Noble Energy, Inc	3.850	01/15/28	141,619
150,000		Noble Energy, Inc	5.050	11/15/44	145,094
200,000		ONE Gas, Inc	2.070	02/01/19	199,285
100,000		ONE Gas, Inc	3.610	02/01/24	99,120
100,000		ONEOK, Inc	4.000	07/13/27	96,650
125,000		ONEOK, Inc	4.550	07/15/28	125,552
100,000		Petrobras Global Finance BV	5.999	01/27/28	92,250
50,000		Petrobras Global Finance BV	7.250	03/17/44	47,375
75,000		Petroleos Mexicanos	6.375	02/04/21	78,638
150,000		Petroleos Mexicanos	3.500	01/30/23	142,200
80,000		Petroleos Mexicanos	4.250	01/15/25	75,520
150,000		Petroleos Mexicanos	6.500	03/13/27	153,225
100,000	g	Petroleos Mexicanos	5.350	02/12/28	94,250
100,000	g	Petroleos Mexicanos	6.350	02/12/48	91,600
175,000		Phillips 66 Partners LP	3.550	10/01/26	164,983
100,000		Phillips 66 Partners LP	4.900	10/01/46	98,009
45,000		Pioneer Natural Resources Co	7.500	01/15/20	47,367
150,000		Pioneer Natural Resources Co	3.450	01/15/21	149,951
125,000		Pioneer Natural Resources Co	4.450	01/15/26	128,006
250,000	g	Reliance Industries Ltd	3.667	11/30/27	229,493
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	169,672
75,000		Shell International Finance BV	2.375	08/21/22	72,589
75,000		Shell International Finance BV	4.000	05/10/46	73,273
200,000		Statoil ASA	2.450	01/17/23	192,619
50,000		Suncor Energy, Inc	4.000	11/15/47	47,057
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	118,621
50,000	g	Sunoco LP	4.875	01/15/23	49,500
25,000	g	Targa Resources Partners LP	5.875	04/15/26	25,781
10,000		Tesoro Logistics LP	6.375	05/01/24	10,600
40,000	g	USA Compression Partners LP	6.875	04/01/26	41,300
25,000		Vale Overseas Ltd	6.875	11/21/36	29,075
125,000		Valero Energy Partners LP	4.500	03/15/28	122,726
150,000		Western Gas Partners LP	3.950	06/01/25	142,987
50,000		Western Gas Partners LP	4.650	07/01/26	48,987
25,000		Whiting Petroleum Corp	6.625	01/15/26	26,000
75,000		Williams Partners LP	3.600	03/15/22	74,547
75,000		Williams Partners LP	4.900	01/15/45	72,860
150,000	g	YPF S.A.	6.950	07/21/27	131,205

		TOTAL ENERGY			7,989,748

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 1.0%
$ 100,000		Albertsons Cos LLC	6.625%	06/15/24	$96,125
175,000		CVS Health Corp	3.700	03/09/23	174,217
275,000		CVS Health Corp	2.875	06/01/26	252,071
500,000		CVS Health Corp	4.300	03/25/28	495,066
400,000		CVS Health Corp	4.780	03/25/38	396,885
100,000		CVS Health Corp	5.050	03/25/48	102,165
140,000		Ingles Markets, Inc	5.750	06/15/23	141,750
100,000		Kroger Co	3.700	08/01/27	95,738
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	95,015

		TOTAL FOOD & STAPLES RETAILING			1,849,032

FOOD, BEVERAGE & TOBACCO - 1.4%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	246,415
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	148,086
500,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	485,175
125,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	120,887
250,000	g	BAT Capital Corp	3.557	08/15/27	232,683
200,000		Constellation Brands, Inc	3.600	02/15/28	187,040
200,000		Diageo Capital plc	3.500	09/18/23	200,623
200,000		Diageo Capital plc	3.875	05/18/28	201,110
150,000	g	Heineken NV	3.500	01/29/28	143,155
100,000	g	Heineken NV	4.350	03/29/47	97,488
100,000		Kellogg Co	3.400	11/15/27	92,896
175,000		Mondelez International, Inc	4.125	05/07/28	172,824
100,000		Tyson Foods, Inc	3.900	09/28/23	100,370
100,000		Tyson Foods, Inc	3.550	06/02/27	94,332
100,000		Tyson Foods, Inc	5.100	09/28/48	101,827

		TOTAL FOOD, BEVERAGE & TOBACCO			2,624,911

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
150,000		Anthem, Inc	3.650	12/01/27	142,553
250,000		Becton Dickinson and Co	3.700	06/06/27	239,007
75,000		Cardinal Health, Inc	3.410	06/15/27	69,186
100,000		Covidien International Finance S.A.	3.200	06/15/22	98,973
75,000		Medtronic, Inc	4.625	03/15/45	79,302
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	162,248
50,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	46,734
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	99,318
55,000		Zimmer Holdings, Inc	3.550	04/01/25	52,752

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			990,073

INSURANCE - 1.6%
100,000		ACE INA Holdings, Inc	2.875	11/03/22	97,866
100,000		Allstate Corp	3.280	12/15/26	96,247
100,000		Allstate Corp	5.750	08/15/53	103,000
100,000		American Financial Group, Inc	3.500	08/15/26	93,051
90,000		American International Group, Inc	3.750	07/10/25	87,632
125,000		American International Group, Inc	3.900	04/01/26	122,310
175,000		Aon plc	3.500	06/14/24	170,640
200,000		Children’s Hospital Medic	4.268	05/15/44	200,826
100,000		CNA Financial Corp	3.950	05/15/24	99,441
100,000		CNA Financial Corp	3.450	08/15/27	92,547
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	94,625
150,000		HCA, Inc	5.625	09/01/28	150,750
100,000		Humana, Inc	3.950	03/15/27	98,245
100,000		Lincoln National Corp	3.800	03/01/28	96,482
100,000		Markel Corp	3.500	11/01/27	93,085
100,000		MetLife, Inc	3.600	11/13/25	99,595
175,000		Prudential Financial, Inc	3.878	03/27/28	173,390
100,000	g	Prudential Funding LLC	6.750	09/15/23	111,109
225,000		Travelers Cos, Inc	4.000	05/30/47	215,345
150,000		UnitedHealth Group, Inc	2.950	10/15/27	140,418
100,000		UnitedHealth Group, Inc	3.750	10/15/47	92,810
500,000	g,i	Vitality Re IX Ltd	3.796	01/10/22	504,000
25,000		WR Berkley Corp	5.375	09/15/20	25,776

		TOTAL INSURANCE			3,059,190

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 1.1%
$ 35,000		Air Products & Chemicals, Inc	4.375%	08/21/19	$35,518
100,000		Albemarle Corp	5.450	12/01/44	104,232
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	191,272
100,000	g	CRH America Finance, Inc	3.400	05/09/27	93,218
50,000		Dow Chemical Co	4.375	11/15/42	47,364
50,000	g	Glencore Funding LLC	4.000	03/27/27	46,910
100,000		International Flavors & Fragrances, Inc	4.450	09/26/28	100,837
100,000		International Flavors & Fragrances, Inc	5.000	09/26/48	100,003
250,000		International Paper Co	4.350	08/15/48	227,670
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	195,143
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	96,770
75,000		LYB International Finance II BV	3.500	03/02/27	70,148
100,000		Martin Marietta Materials, Inc	4.250	12/15/47	85,264
50,000		Newmont Mining Corp	4.875	03/15/42	48,605
50,000		Nucor Corp	3.950	05/01/28	49,898
100,000		Nutrien Ltd	3.375	03/15/25	94,781
60,000	g	OCI NV	6.625	04/15/23	61,989
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	82,300
100,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	100,552
100,000		Sherwin-Williams Co	3.450	06/01/27	95,108
100,000		Westlake Chemical Corp	3.600	08/15/26	94,001

		TOTAL MATERIALS			2,021,583

MEDIA - 1.6%
500,000		21st Century Fox America, Inc	3.000	09/15/22	492,372
50,000		21st Century Fox America, Inc	6.900	08/15/39	67,966
100,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	100,750
25,000	g	CBS Corp	2.900	06/01/23	23,776
100,000		CBS Corp	3.375	02/15/28	91,586
75,000		Charter Communications Operating LLC	3.579	07/23/20	75,045
75,000		Charter Communications Operating LLC	4.464	07/23/22	76,243
325,000		Charter Communications Operating LLC	4.908	07/23/25	329,860
100,000		Charter Communications Operating LLC	5.375	05/01/47	95,327
300,000		Comcast Corp	2.350	01/15/27	263,803
300,000		Comcast Corp	3.200	07/15/36	250,001
100,000		Discovery Communications LLC	2.950	03/20/23	95,789
100,000		Discovery Communications LLC	3.950	03/20/28	94,933
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	53,813
40,000	g	Meredith Corp	6.875	02/01/26	41,000
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	124,439
50,000	g	Nielsen Finance LLC	5.000	04/15/22	48,800
15,000	g	Tegna, Inc	4.875	09/15/21	15,019
80,000	g	Tegna, Inc	5.500	09/15/24	80,900
75,000		Time Warner Cable, Inc	5.875	11/15/40	75,612
450,000		Time Warner, Inc	2.100	06/01/19	447,679
100,000		Time Warner, Inc	3.800	02/15/27	95,599
50,000		Viacom, Inc	3.450	10/04/26	46,980
50,000		Viacom, Inc	5.850	09/01/43	52,818

		TOTAL MEDIA			3,140,110

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
100,000		Abbott Laboratories	3.875	09/15/25	100,598
400,000		Abbott Laboratories	3.750	11/30/26	398,738
100,000		Abbott Laboratories	5.300	05/27/40	110,827
100,000		AbbVie, Inc	3.750	11/14/23	99,492
150,000		AbbVie, Inc	3.200	05/14/26	139,622
300,000		AbbVie, Inc	4.250	11/14/28	295,510
125,000		AbbVie, Inc	4.400	11/06/42	115,559
100,000		Actavis Funding SCS	3.800	03/15/25	97,886
100,000		Actavis Funding SCS	4.550	03/15/35	97,099
100,000		AstraZeneca plc	3.125	06/12/27	93,280
150,000		AstraZeneca plc	4.000	01/17/29	147,259

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Bayer US Finance II LLC	4.375%	12/15/28	$195,824
200,000	g	Bayer US Finance II LLC	4.875	06/25/48	193,995
75,000		Celgene Corp	3.875	08/15/25	73,848
275,000		Celgene Corp	3.450	11/15/27	256,612
100,000		Celgene Corp	3.900	02/20/28	96,194
150,000		Gilead Sciences, Inc	2.950	03/01/27	139,543
36,000		Gilead Sciences, Inc	4.000	09/01/36	34,638
50,000		Gilead Sciences, Inc	4.150	03/01/47	47,285
100,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	100,985
150,000		Johnson & Johnson	2.900	01/15/28	142,177
100,000		Johnson & Johnson	3.400	01/15/38	93,036
25,000		Mylan NV	3.950	06/15/26	23,650
125,000	g	Mylan, Inc	4.550	04/15/28	121,466
175,000		Novartis Capital Corp	3.000	11/20/25	167,940
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	124,823
50,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	48,100
50,000	g	VRX Escrow Corp	5.875	05/15/23	48,538

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,604,524

REAL ESTATE - 2.0%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	96,389
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	95,901
100,000		American Tower Corp	3.000	06/15/23	96,251
50,000		American Tower Corp	3.375	10/15/26	46,541
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	147,162
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	94,445
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	192,632
160,000		Brixmor Operating Partnership LP	4.125	06/15/26	155,050
75,000		Brixmor Operating Partnership LP	3.900	03/15/27	71,028
35,000		Camden Property Trust	4.625	06/15/21	35,883
100,000		Camden Property Trust	2.950	12/15/22	97,176
110,000		Crown Castle International Corp	4.875	04/15/22	113,479
50,000		Crown Castle International Corp	3.700	06/15/26	47,758
87,000		DDR Corp	3.625	02/01/25	82,399
50,000		Digital Realty Trust LP	3.700	08/15/27	47,470
100,000		Duke Realty LP	3.250	06/30/26	94,028
100,000		Equity One, Inc	3.750	11/15/22	99,157
75,000		Essex Portfolio LP	3.375	01/15/23	73,409
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	97,790
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	169,731
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	98,026
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	116,533
100,000		Highwoods Realty LP	3.875	03/01/27	95,931
100,000		Highwoods Realty LP	4.125	03/15/28	97,240
50,000		Kimco Realty Corp	3.800	04/01/27	47,764
100,000		Mid-America Apartments LP	4.300	10/15/23	101,129
125,000		Mid-America Apartments LP	3.750	06/15/24	122,459
100,000		Mid-America Apartments LP	3.600	06/01/27	95,230
50,000		National Retail Properties, Inc	3.800	10/15/22	49,940
100,000		National Retail Properties, Inc	3.300	04/15/23	97,477
100,000		National Retail Properties, Inc	4.000	11/15/25	98,338
150,000		Regency Centers LP	3.900	11/01/25	146,304
200,000		Regency Centers LP	3.600	02/01/27	189,771
125,000		Ventas Realty LP	4.000	03/01/28	120,574
50,000		Weingarten Realty Investors	3.375	10/15/22	49,096
100,000		Weingarten Realty Investors	3.500	04/15/23	98,134
100,000		Weingarten Realty Investors	4.450	01/15/24	101,198
100,000		Weingarten Realty Investors	3.850	06/01/25	96,762
100,000		Weingarten Realty Investors	3.250	08/15/26	91,811
25,000		Welltower, Inc	4.000	06/01/25	24,655

		TOTAL REAL ESTATE			3,892,051

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.1%
$ 25,000		Asbury Automotive Group, Inc	6.000%	12/15/24	$25,250
50,000		AutoNation, Inc	3.800	11/15/27	46,293
300,000		AutoZone, Inc	2.500	04/15/21	292,202
200,000		Home Depot, Inc	2.000	04/01/21	194,964
150,000		Home Depot, Inc	3.350	09/15/25	148,191
100,000		Home Depot, Inc	3.000	04/01/26	95,961
100,000		Home Depot, Inc	3.500	09/15/56	87,062
40,000		Men’s Wearhouse, Inc	7.000	07/01/22	41,100
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	118,516
100,000	g	PetSmart, Inc	7.125	03/15/23	71,875
125,000	g	Rolls-Royce plc	2.375	10/14/20	122,354
100,000	g	Rolls-Royce plc	3.625	10/14/25	97,407
100,000	g	Staples, Inc	8.500	09/15/25	93,875
125,000		Target Corp	3.625	04/15/46	113,186
450,000		Walmart, Inc	3.700	06/26/28	450,290
125,000		Walmart, Inc	3.950	06/28/38	124,652

		TOTAL RETAILING			2,123,178

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
300,000		Intel Corp	2.875	05/11/24	291,235
70,000		Intel Corp	2.600	05/19/26	65,299
25,000		Intel Corp	3.734	12/08/47	23,256
100,000		Texas Instruments, Inc	2.625	05/15/24	96,107
25,000		Texas Instruments, Inc	4.150	05/15/48	25,033

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			500,930

SOFTWARE & SERVICES - 1.0%
100,000		Activision Blizzard, Inc	2.300	09/15/21	97,022
75,000		Activision Blizzard, Inc	3.400	09/15/26	71,287
100,000		IHS Markit Ltd	4.125	08/01/23	99,808
100,000		IHS Markit Ltd	4.750	08/01/28	100,240
400,000		Microsoft Corp	2.400	08/08/26	368,628
100,000		Microsoft Corp	4.100	02/06/37	102,981
110,000		Microsoft Corp	3.700	08/08/46	105,415
100,000		NCR Corp	5.875	12/15/21	101,000
125,000		Oracle Corp	2.500	05/15/22	121,641
275,000		Oracle Corp	2.650	07/15/26	255,057
100,000		Oracle Corp	3.800	11/15/37	95,152
125,000		Oracle Corp	4.000	11/15/47	118,452
75,000	g,h	Refinitiv US Holdings	8.250	11/15/26	74,545
100,000		salesforce.com, Inc	3.700	04/11/28	99,082
125,000		Total System Services, Inc	4.450	06/01/28	124,978

		TOTAL SOFTWARE & SERVICES			1,935,288

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
200,000		Amphenol Corp	3.125	09/15/21	197,192
275,000		Apple, Inc	2.450	08/04/26	253,461
500,000		Apple, Inc	3.200	05/11/27	483,111
75,000		Broadcom Corp	3.875	01/15/27	70,733
50,000		Broadcom Corp	3.500	01/15/28	45,406
250,000		Cisco Systems, Inc	1.850	09/20/21	241,158
75,000	g	CommScope, Inc	5.500	06/15/24	75,563
100,000		Corning, Inc	4.375	11/15/57	87,420
225,000	g	Dell International LLC	4.420	06/15/21	228,333
100,000	g	Dell International LLC	6.020	06/15/26	106,495
100,000		L3 Technologies, Inc	3.850	06/15/23	100,225
100,000		Motorola Solutions, Inc	4.600	02/23/28	97,722
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	99,945
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	149,852
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	97,623

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,334,239

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 1.5%
$ 625,000		AT&T, Inc	3.400%	05/15/25	$594,768
300,000	g	AT&T, Inc	4.300	02/15/30	288,307
150,000		AT&T, Inc	4.500	05/15/35	139,971
125,000	g	AT&T, Inc	5.150	11/15/46	119,321
100,000		AT&T, Inc	4.500	03/09/48	87,115
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	67,106
50,000		France Telecom S.A.	5.375	01/13/42	54,679
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	195,384
100,000		Telefonica Emisiones SAU	4.103	03/08/27	96,070
50,000		T-Mobile USA, Inc	6.375	03/01/25	52,090
100,000		Verizon Communications, Inc	3.376	02/15/25	97,262
683,000	g	Verizon Communications, Inc	4.329	09/21/28	686,898
258,000		Verizon Communications, Inc	4.272	01/15/36	245,591
100,000		Verizon Communications, Inc	4.125	08/15/46	89,489
150,000		Vodafone Group plc	4.375	05/30/28	147,704

		TOTAL TELECOMMUNICATION SERVICES			2,961,755

TRANSPORTATION - 1.0%
100,000		CSX Corp	3.800	03/01/28	98,516
100,000		CSX Corp	3.800	11/01/46	90,272
200,000		CSX Corp	4.300	03/01/48	195,462
200,000		Delta Air Lines, Inc	3.625	03/15/22	197,496
125,000		Delta Air Lines, Inc	3.800	04/19/23	122,434
200,000	g	DP World Ltd	5.625	09/25/48	197,471
100,000		FedEx Corp	4.100	02/01/45	91,116
100,000		FedEx Corp	4.050	02/15/48	89,514
200,000		Kansas City Southern	2.350	05/15/20	196,139
100,000		Kansas City Southern	4.700	05/01/48	99,329
100,000		Norfolk Southern Corp	4.050	08/15/52	93,488
175,000		Northrop Grumman Corp	3.250	01/15/28	164,558
100,000		Northrop Grumman Corp	4.030	10/15/47	93,594
200,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	199,482
175,000		Union Pacific Corp	4.500	09/10/48	177,814

		TOTAL TRANSPORTATION			2,106,685

UTILITIES - 3.7%
100,000		AEP Transmission Co LLC	3.100	12/01/26	95,072
100,000		AEP Transmission Co LLC	4.000	12/01/46	94,641
50,000		AES Corp	4.875	05/15/23	50,437
200,000		AGL Capital Corp	3.875	11/15/25	194,483
100,000		Alabama Power Co	4.150	08/15/44	96,982
100,000		American Water Capital Corp	3.000	12/01/26	93,545
100,000		American Water Capital Corp	4.000	12/01/46	93,414
150,000		American Water Capital Corp	3.750	09/01/47	136,035
75,000		Atmos Energy Corp	8.500	03/15/19	76,862
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	114,478
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	47,307
200,000		Black Hills Corp	4.250	11/30/23	202,772
100,000		Black Hills Corp	3.150	01/15/27	91,889
75,000	g	Calpine Corp	5.250	06/01/26	69,469
200,000		Carolina Power & Light Co	5.300	01/15/19	201,424
25,000	g,h	Clearway Energy Operating LLC	5.750	10/15/25	25,234
100,000		CMS Energy Corp	3.600	11/15/25	97,020
25,000		Connecticut Light & Power Co	5.500	02/01/19	25,231
100,000		Consolidated Edison, Inc	2.000	05/15/21	96,597
100,000		DTE Electric Co	3.750	08/15/47	92,655
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,340
100,000		Duke Energy Corp	1.800	09/01/21	95,566
150,000		Duke Energy Corp	2.650	09/01/26	135,552
200,000		Enel Chile S.A.	4.875	06/12/28	201,780
100,000		Entergy Corp	2.950	09/01/26	91,825
200,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	199,147

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Eskom Holdings SOC Ltd	8.450%	08/10/28	$199,824
175,000		Exelon Generation Co LLC	3.400	03/15/22	173,397
150,000		Fortis, Inc	3.055	10/04/26	137,564
100,000		Indiana Michigan Power Co	3.750	07/01/47	91,006
25,000		Integrys Energy Group, Inc	4.170	11/01/20	25,326
200,000	g	Israel Electric Corp Ltd	4.250	08/14/28	189,666
100,000		LG&E and KU Energy LLC	3.750	11/15/20	100,402
125,000		MidAmerican Energy Co	3.650	08/01/48	114,742
200,000	g	Minejesa Capital BV	4.625	08/10/30	183,227
250,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	240,391
125,000		NiSource Finance Corp	3.490	05/15/27	118,489
100,000		NRG Energy, Inc	6.250	05/01/24	104,000
50,000	g	NRG Energy, Inc	5.750	01/15/28	50,500
125,000		Ohio Power Co	4.150	04/01/48	123,552
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	124,314
100,000		Pacific Gas & Electric Co	3.750	08/15/42	85,011
125,000		Pacific Gas & Electric Co	4.250	03/15/46	114,370
300,000		PPL Capital Funding, Inc	4.200	06/15/22	304,090
250,000		PPL Electric Utilities Corp	3.000	09/15/21	248,261
50,000		Progress Energy, Inc	7.050	03/15/19	50,957
175,000		PSEG Power LLC	3.850	06/01/23	174,324
80,000		Public Service Co of Colorado	4.750	08/15/41	83,936
100,000		Public Service Co of Oklahoma	5.150	12/01/19	102,322
200,000		SASOL Financing USA LLC	6.500	09/27/28	202,523
125,000		Sempra Energy	2.875	10/01/22	121,176
100,000		Southern California Edison Co	4.125	03/01/48	95,424
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	88,028
150,000		Southern Power Co	2.500	12/15/21	145,183
150,000		Southern Power Co	4.150	12/01/25	147,687
150,000		Southwest Gas Corp	3.700	04/01/28	146,718
55,000		Virginia Electric & Power Co	2.950	01/15/22	54,145
75,000		Virginia Electric & Power Co	2.950	11/15/26	70,373
50,000		Virginia Electric & Power Co	3.500	03/15/27	48,854
100,000		Xcel Energy, Inc	3.350	12/01/26	95,884
35,000		Xcel Energy, Inc	4.800	09/15/41	36,321

		TOTAL UTILITIES			7,126,744

		TOTAL CORPORATE BONDS			70,787,805

		(Cost $72,671,427)

GOVERNMENT BONDS - 40.5%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	396,656

		TOTAL AGENCY SECURITIES			396,656

FOREIGN GOVERNMENT BONDS - 3.3%
200,000		Argentina Republic Government International Bond	5.625	01/26/22	180,400
200,000	g	Bermuda Government International Bond	3.717	01/25/27	190,228
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	87,577
$ 150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	146,931
200,000		Colombia Government International Bond	5.000	06/15/45	199,500
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	175,370
225,000	g	Ecuador Government International Bond	9.650	12/13/26	223,357
200,000	g	Egypt Government International Bond	5.577	02/21/23	193,943
125,000	g	El Salvador Government International Bond	8.625	02/28/29	132,188
100,000		European Investment Bank	4.875	02/15/36	120,117
200,000	g	Export Credit Bank of Turkey	5.375	10/24/23	177,064
200,000	g	Export-Import Bank of India	3.875	02/01/28	186,078
250,000	g	Guatemala Government International Bond	4.500	05/03/26	238,103
EUR 170,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	192,411

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000		Japan Bank for International Cooperation		2.375%	04/20/26	$186,081
1,000,000		KFW		2.750	10/01/20	996,381
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	238,321
100,000		Mexico Government International Bond		4.000	10/02/23	100,665
250,000		Mexico Government International Bond		4.150	03/28/27	246,000
200,000		Mexico Government International Bond		4.750	03/08/44	191,100
100,000	g	Nigeria Government International Bond		7.143	02/23/30	97,471
200,000		Panama Government International Bond		4.500	05/15/47	200,302
200,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	196,750
200,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	195,760
125,000		Peruvian Government International Bond		5.625	11/18/50	148,375
150,000	g	Provincia de Buenos Aires		7.875	06/15/27	124,726
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	175,002
226,000	g	Romanian Government International Bond		5.125	06/15/48	221,574
200,000	g	Senegal Government International Bond		6.750	03/13/48	178,506
UYU 2,765,000	g	Uruguay Government International Bond		9.875	06/20/22	82,472
$ 70,000		Uruguay Government International Bond		5.100	06/18/50	71,400
200,000	g	Zambia Government International Bond		8.500	04/14/24	142,074

		TOTAL FOREIGN GOVERNMENT BONDS				6,236,227

MORTGAGE BACKED - 16.4%
213,258		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	213,587
84,434		FHLMC		3.500	09/15/44	83,699
276,587	i	FHLMC	LIBOR 1 M + 9.920%	6.467	06/15/48	287,114
410,000	i	FHLMC	LIBOR 1 M + 9.840%	6.403	10/15/48	409,976
1,468		Federal Home Loan Mortgage Corp Gold (FGLMC)		6.000	03/01/33	1,596
81,799		FGLMC		6.000	11/01/33	90,898
7,920		FGLMC		6.000	09/01/34	8,769
41,789		FGLMC		5.000	06/01/36	44,363
23,544		FGLMC		6.000	08/01/37	26,042
5,622		FGLMC		6.500	09/01/37	6,220
4,258		FGLMC		6.500	11/01/37	4,710
1,623		FGLMC		6.500	05/01/38	1,795
4,445		FGLMC		5.500	01/01/39	4,735
14,112		FGLMC		5.000	07/01/39	14,988
317,962		FGLMC		3.500	04/01/45	314,378
1,302,588		FGLMC		3.500	10/01/45	1,287,604
421,352		FGLMC		4.000	12/01/45	428,397
450,108		FGLMC		3.500	08/01/46	445,552
1,353,606		FGLMC		3.000	01/01/47	1,296,030
1,526,352		FGLMC		3.000	02/01/47	1,461,883
20,043		FGLMC		4.500	06/01/47	21,099
582,967		FGLMC		4.000	09/01/47	597,047
714,335		FGLMC		3.500	03/01/48	705,173
233,218		FGLMC		4.000	03/01/48	236,980
197,502	h	FGLMC		4.000	07/01/48	200,640
271,452		FGLMC		4.500	08/01/48	283,196
28,622		Federal National Mortgage Association (FNMA)		6.000	08/01/21	29,438
1,069		FNMA		5.500	09/01/24	1,141
92,244		FNMA		3.500	01/01/26	92,867
213,809		FNMA		3.500	06/01/32	214,634
833,928		FNMA		3.500	07/01/32	839,173
8,183		FNMA		6.500	07/01/32	9,071
247,071		FNMA		3.000	11/01/32	244,302
198,728		FNMA		5.500	03/01/34	214,783
18,583		FNMA		6.500	02/01/35	20,373
157,710		FNMA		5.000	05/01/35	167,445
7,361		FNMA		7.500	07/01/35	7,389
214,629		FNMA		5.000	02/01/36	227,968
2,535		FNMA		6.500	09/01/36	2,779
7,982		FNMA		7.000	02/01/37	8,490
16,240		FNMA		7.000	04/01/37	18,577

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,252		FNMA	6.500%	08/01/37	$1,373
2,114		FNMA	7.000	11/01/37	2,283
1,097		FNMA	6.500	02/01/38	1,202
221		FNMA	6.500	03/01/38	243
57,469		FNMA	6.500	07/01/39	63,861
597,921		FNMA	5.500	07/01/40	646,230
258,534		FNMA	6.000	10/01/40	284,954
98,240		FNMA	5.000	07/01/41	104,537
63,008		FNMA	4.500	03/01/44	65,267
360,046		FNMA	4.500	10/01/44	373,989
703,527		FNMA	4.500	11/01/44	730,940
119,403		FNMA	5.000	11/01/44	127,049
80,679		FNMA	3.000	02/25/45	79,044
465,533		FNMA	3.000	02/25/45	457,195
1,476,897		FNMA	3.000	12/25/45	1,427,682
805,639		FNMA	3.500	01/01/46	796,270
522,234		FNMA	4.000	01/01/46	531,185
901,178		FNMA	3.500	12/01/46	889,360
1,154,638		FNMA	3.500	01/01/47	1,139,317
9,216		FNMA	3.500	08/01/47	9,080
329,010		FNMA	3.500	11/01/47	323,967
775,943		FNMA	3.500	12/01/47	764,049
237,935		FNMA	4.500	01/01/48	247,922
233,723		FNMA	4.500	02/01/48	243,570
1,123,780		FNMA	3.000	02/25/48	1,086,840
212,763		FNMA	4.000	03/01/48	216,180
1,012,434		FNMA	4.500	03/01/48	1,055,415
3,183,135		FNMA	4.000	04/01/48	3,215,805
147,047	h	FNMA	4.500	05/01/48	153,337
193,048		FNMA	4.500	05/01/48	201,306
263,185		FNMA	5.000	08/01/48	280,478
7,138		Government National Mortgage Association (GNMA)	5.000	03/15/34	7,438
51,742		GNMA	5.000	06/15/34	53,940
6,316		GNMA	5.000	04/15/38	6,712
2,331		GNMA	6.000	08/15/38	2,519
3,073		GNMA	6.000	08/20/38	3,351
18,796		GNMA	4.500	04/15/40	19,616
927,115		GNMA	3.000	12/20/47	898,583
1,268,560		GNMA	3.500	12/20/47	1,262,362
867,286		GNMA	3.000	01/20/48	840,571
1,478,925		GNMA	3.500	01/20/48	1,471,695
745,233		GNMA	4.000	07/20/48	758,437

		TOTAL MORTGAGE BACKED			31,420,055

MUNICIPAL BONDS - 1.4%
100,000		Commonwealth Financing Authority	3.864	06/01/38	96,333
1,750,000		State of Illinois	5.100	06/01/33	1,679,562
1,000,000		State of Texas	3.295	10/01/25	990,100

		TOTAL MUNICIPAL BONDS			2,765,995

U.S. TREASURY SECURITIES - 19.2%
1,000,000		United States Treasury Bond	3.125	11/15/41	989,883
2,935,700		United States Treasury Bond	3.000	11/15/45	2,830,198
290,000		United States Treasury Bond	2.500	05/15/46	252,776
1,865,000		United States Treasury Bond	2.875	11/15/46	1,753,246
765,000		United States Treasury Bond	3.000	05/15/47	736,432
1,955,000		United States Treasury Bond	3.125	05/15/48	1,928,042
1,450,000		United States Treasury Bond	3.000	08/15/48	1,394,662
2,000,000		United States Treasury Note	0.875	10/15/18	1,999,111
1,500,000		United States Treasury Note	1.000	11/30/18	1,497,140
255,000		United States Treasury Note	1.250	12/31/18	254,381
900,000		United States Treasury Note	1.125	01/31/19	896,449
75,000		United States Treasury Note	1.125	02/28/19	74,625
170,000		United States Treasury Note	1.250	04/30/19	168,838
8,000		United States Treasury Note	1.375	09/30/19	7,899

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 45,000		United States Treasury Note		1.500%	10/31/19	$44,436
70,000		United States Treasury Note		1.750	11/30/19	69,245
785,000		United States Treasury Note		1.625	03/15/20	772,489
2,000,000		United States Treasury Note		1.500	05/15/20	1,959,531
1,785,000		United States Treasury Note		2.500	05/31/20	1,776,563
2,000,000		United States Treasury Note		2.625	05/15/21	1,987,656
2,158,000		United States Treasury Note		1.375	05/31/21	2,075,726
1,340,000		United States Treasury Note		2.750	09/15/21	1,334,975
175,000		United States Treasury Note		2.000	11/30/22	168,629
425,000		United States Treasury Note		1.625	05/31/23	400,778
3,440,000		United States Treasury Note		2.750	08/31/23	3,410,169
1,000,000		United States Treasury Note		2.875	09/30/23	996,641
1,880,000		United States Treasury Note		2.125	03/31/24	1,799,806
300,000		United States Treasury Note		2.000	04/30/24	285,047
700,000		United States Treasury Note		2.125	09/30/24	667,024
250,000		United States Treasury Note		2.250	10/31/24	239,756
255,000		United States Treasury Note		2.750	08/31/25	250,826
3,695,000		United States Treasury Note		2.875	08/15/28	3,638,998

		TOTAL U.S. TREASURY SECURITIES				36,661,977

		TOTAL GOVERNMENT BONDS				77,480,910

		(Cost $79,335,090)

STRUCTURED ASSETS - 20.2%

ASSET BACKED - 9.5%
500,000		American Express Credit Account Master Trust		2.350	05/15/25	483,020
		Series - 2017 7 (Class A)
200,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	200,593
		Series - 2015 3 (Class D)
500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	484,647
		Series - 2017 2A (Class A)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	984,742
		Series - 2014 1A (Class A)
492,917	g	Capital Automotive REIT		3.870	04/15/47	487,004
		Series - 2017 1A (Class A1)
500,000		Capital One Multi-Asset Execution Trust		2.290	07/15/25	482,092
		Series - 2017 A6 (Class A6)
75,000		CarMax Auto Owner Trust		2.150	03/15/21	74,547
		Series - 2015 2 (Class B)
55,000		CarMax Auto Owner Trust		2.390	03/15/21	54,769
		Series - 2015 2 (Class C)
500,000		CarMax Auto Owner Trust		2.330	05/15/23	487,676
		Series - 2017 4 (Class A4)
144,702	g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.639	04/07/52	7,911
		Series - 2007 1A (Class A2)
11,486		Centex Home Equity		5.540	01/25/32	11,576
		Series - 2002 A (Class AF6)
500,000		CFCRE Commercial Mortgage Trust		3.644	12/10/54	498,942
		Series - 2016 C7 (Class ASB)
250,000		CNH Equipment Trust		2.930	12/15/21	249,969
		Series - 2018 B (Class A2)
500,000		CNH Equipment Trust		2.360	11/15/24	486,222
		Series - 2017 C (Class A4)
496,250	g	DB Master Finance LLC		3.629	11/20/47	483,536
		Series - 2017 1A (Class A2I)
488,749	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	492,420
		Series - 2015 1A (Class A2II)
495,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	478,091
		Series - 2017 1A (Class A2II)
523,688	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	520,393
		Series - 2018 1A (Class A2I)
500,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	479,451
		Series - 2017 2 (Class A)
500,000	g	Ford Credit Auto Owner Trust		319.000	07/15/31	487,500
		Series - 0 1 (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		Ford Credit Floorplan Master Owner Trust		2.160%	09/15/22	$490,328
		Series - 2017 2 (Class A1)
500,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	482,923
		Series - 2017 3 (Class A)
145,000	g,i	FREMF Mortgage Trust		3.714	04/25/48	139,849
		Series - 2015 K45 (Class B)
250,000		GM Financial Automobile Leasing Trust		2.890	09/21/20	249,968
		Series - 2018 3 (Class A2A)
500,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	486,311
		Series - 2017 3A (Class A4)
100,000	g	GMF Floorplan Owner Revolving Trust		2.220	01/18/22	98,936
		Series - 2017 1 (Class A1)
224,463	g	HERO Funding Trust		3.190	09/20/48	215,462
		Series - 2017 3A (Class A1)
224,463	g	HERO Funding Trust		3.950	09/20/48	222,161
		Series - 2017 3A (Class A2)
500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	486,332
		Series - 2018 1A (Class A)
750,000	g,h,i	Madison Park Funding Ltd	LIBOR 3 M + 1.750%	1.000	10/18/30	750,000
		Series - 2018 29A (Class B)
787,719	g	MVW Owner Trust		2.420	12/20/34	762,058
		Series - 2017 1A (Class A)
500,000		Nissan Auto Lease Trust		2.050	09/15/20	495,846
		Series - 2017 B (Class A3)
46,957	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	46,038
		Series - 2014 AA (Class B)
236,619	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/27/33	236,379
		Series - 2018 NPL3 (Class A1)
500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	493,388
		Series - 2017 A (Class A4)
114,413	g	SLM Student Loan Trust		3.830	01/17/45	114,792
		Series - 2012 A (Class A2)
250,000	g	Sofi Professional Loan Program LLC		3.120	02/25/48	249,962
		Series - 2018 D (Class A1FX)
500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	484,776
		Series - 2017 F (Class A2FX)
157,150	g	SolarCity LMC		4.020	07/20/44	154,001
		Series - 2014 2 (Class A)
196,392	g	SpringCastle America Funding LLC		3.050	04/25/29	195,527
		Series - 2016 AA (Class A)
500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	484,666
		Series - 2017 2 (Class A)
738,750	g	Taco Bell Funding LLC		3.832	05/25/46	738,720
		Series - 2016 1A (Class A2I)
500,000	g	Verizon Owner Trust		2.060	09/20/21	495,472
		Series - 2017 1A (Class A)
485,364	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	483,886
		Series - 2018 NPL1 (Class A1)
250,000	g,h,i	Voya CLO Ltd	LIBOR 3 M + 1.650%	4.110	10/15/31	249,644
		Series - 2018 3A (Class B)
37,178	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	36,424
		Series - 2006 N1 (Class N1)
496,250	g	Wendys Funding LLC		3.573	03/15/48	477,492
		Series - 2018 1A (Class A2I)
500,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	451,929
		Series - 2017 WWP (Class E)

		TOTAL ASSET BACKED				18,208,371

OTHER MORTGAGE BACKED - 10.7%
28,278	g,i	Banc of America Commercial Mortgage Trust		5.928	02/10/51	28,655
		Series - 2007 4 (Class E)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000	g	BBCMS Trust		4.197%	08/10/35	$203,684
		Series - 2015 SRCH (Class A2)
65,025	i	CHL Mortgage Pass-Through Trust		3.609	02/20/35	65,659
		Series - 2004 HYB9 (Class 1A1)
500,000		Citigroup Commercial Mortgage Trust		3.576	04/10/49	488,086
		Series - 2016 GC37 (Class AS)
629,548	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	640,679
		Series - 2007 C3 (Class AJ)
750,000		COMM Mortgage Trust		2.853	10/15/45	729,144
		Series - 2012 CR4 (Class A3)
600,000	i	COMM Mortgage Trust		4.456	07/15/47	608,519
		Series - 2014 CR18 (Class B)
500,000		COMM Mortgage Trust		3.801	05/10/48	498,302
		Series - 2015 CR23 (Class AM)
450,000	i	COMM Mortgage Trust		4.183	05/10/48	453,471
		Series - 2015 CR23 (Class B)
500,000		COMM Mortgage Trust		3.696	08/10/48	501,557
		Series - 2015 CR24 (Class A5)
113,048	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.216	07/25/24	121,200
		Series - 2014 C03 (Class 1M2)
446,002	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.666	01/25/29	449,058
		Series - 2016 C04 (Class 1M1)
658,198	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.516	04/25/29	663,808
		Series - 2016 C06 (Class 1M1)
71,848	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	10/25/29	72,291
		Series - 2017 C03 (Class 1M1)
659,399	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.816	07/25/30	660,290
		Series - 2018 C01 (Class 1M1)
43,440	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.896	10/25/30	43,515
		Series - 2018 C03 (Class 1M1)
73,034	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	12/25/30	73,142
		Series - 2018 C04 (Class 2M1)
123,044	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.936	01/25/31	123,267
		Series - 2018 C05 (Class 1M1)
1,000,000		DBJPM Mortgage Trust		2.890	08/10/49	944,081
		Series - 2016 C3 (Class A5)
1,300,000	g,i	DBUBS Mortgage Trust		5.718	07/10/44	1,337,338
		Series - 2011 LC2A (Class D)
175,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	183,144
		Series - 2011 LC1A (Class C)
224,708	g,i	Flagstar Mortgage Trust		4.000	05/25/48	223,558
		Series - 2018 3INV (Class A3)
100,000	g,i	Flagstar Mortgage Trust		4.000	09/25/48	98,598
		Series - 2018 5 (Class A11)
500,000		GS Mortgage Securities Corp II		3.382	05/10/50	491,874
		Series - 2015 GC30 (Class A4)
1,000,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	1,013,929
		Series - 2018 GS9 (Class A4)
68,748	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.788	08/19/45	68,551
		Series - 2005 11 (Class 2A1A)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	301,945
		Series - 2012 HSBC (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.865	02/15/46	370,057
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.583	07/15/46	103,996
		Series - 2011 C4 (Class C)
400,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.744	07/15/50	391,112
		Series - 2017 JP6 (Class AS)
159,643	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.376	06/25/37	156,632
		Series - 2007 CH5 (Class A1)
145,000	g,i	JP Morgan Mortgage Trust		4.000	09/25/40	143,148
		Series - 2018 9 (Class A13)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 65,076	g,i	JP Morgan Mortgage Trust		3.500%	05/25/46	$62,575
		Series - 0 1 (Class A13)
37,475	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	36,844
		Series - 2017 1 (Class A3)
26,719	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	25,964
		Series - 2017 2 (Class A13)
64,643	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	62,721
		Series - 2017 2 (Class A3)
49,907	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	49,136
		Series - 2017 3 (Class 1A5)
468,162	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	460,627
		Series - 2018 6 (Class 1A3)
64,596	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	63,771
		Series - 2018 8 (Class A13)
500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	499,343
		Series - 2015 C29 (Class AS)
500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	504,352
		Series - 2015 C31 (Class AS)
47,663	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	47,651
		Series - 2007 C6 (Class AM)
260,765	i	Morgan Stanley Capital I Trust		5.389	11/12/41	259,623
		Series - 2006 HQ10 (Class AJ)
155,599	i	Morgan Stanley Capital I Trust		6.328	06/11/49	156,979
		Series - 2007 IQ15 (Class AJ)
145,408	g,i	Sequoia Mortgage Trust		3.500	11/25/46	143,613
		Series - 2016 3 (Class A10)
567,729	g,i	Sequoia Mortgage Trust		3.500	05/25/48	559,304
		Series - 2018 5 (Class A4)
94,540	g,i	Sequoia Mortgage Trust		4.000	06/25/48	94,181
		Series - 2018 CH2 (Class A21)
96,213	g,i	Sequoia Mortgage Trust		4.000	07/25/48	96,585
		Series - 0 6 (Class A4)
184,165	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	09/25/24	189,699
		Series - 2014 HQ2 (Class M2)
22,659	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	03/25/25	22,719
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.016	03/25/25	267,255
		Series - 2015 HQ1 (Class M3)
207,110	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.166	05/25/25	212,573
		Series - 2015 HQ2 (Class M2)
8,186	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	07/25/29	8,258
		Series - 2017 DNA1 (Class M1)
934,511	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.966	03/25/30	938,127
		Series - 2017 DNA3 (Class M1)
166,070	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.450%	2.666	07/25/30	165,821
		Series - 2018 DNA1 (Class M1)
56,292	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	56,259
		Series - 2018 SPI2 (Class M1)
120,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.168	08/25/48	120,413
		Series - 2018 SPI3 (Class M1)
600,000		UBS Commercial Mortgage Trust		3.586	12/15/50	595,353
		Series - 2017 C7 (Class ASB)
648,791	i	Wachovia Bank Commercial Mortgage Trust		6.343	05/15/46	659,723
		Series - 2007 C34 (Class AJ)
72,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	73,551
		Series - 2007 C34 (Class C)
500,000		Wells Fargo Commercial Mortgage Trust		3.148	05/15/48	486,926
		Series - 2015 NXS1 (Class A5)
490,000		Wells Fargo Commercial Mortgage Trust		3.406	05/15/48	476,685
		Series - 2015 NXS1 (Class AS)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276%	11/15/43	$51,310
		Series - 2010 C1 (Class B)
645,000	i	WFRBS Commercial Mortgage Trust	4.387	12/15/46	660,495
		Series - 2013 C18 (Class AS)

		TOTAL OTHER MORTGAGE BACKED			20,360,726

		TOTAL STRUCTURED ASSETS			38,569,097

		(Cost $39,076,150)
		TOTAL BONDS			186,837,812

		(Cost $191,082,667)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	06/30/67	29,406
17,265	*	Federal National Mortgage Association	8.250	09/30/67	95,130

		TOTAL BANKS			124,536

		TOTAL PREFERRED STOCKS			124,536

		(Cost $569,550)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.6%

TREASURY DEBT - 1.6%
3,000,000		United States Treasury Bill	2.045	11/01/18	2,994,672

		TOTAL TREASURY DEBT			2,994,672

		TOTAL SHORT-TERM INVESTMENTS			2,994,672

		(Cost $2,994,727)
		TOTAL INVESTMENTS - 100.7% (Cost $197,146,207)			192,460,354
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(1,258,742)

		NET ASSETS - 100.0%			$191,201,612

Abbreviation(s):

BRL	Brazilian Real
EUR	Euro
LIBOR	London Interbank Offered Rates
M	Month
REIT	Real Estate Investment Trust
UYU	Uruguayan Peso

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $33,159,516 or 17.3% of net assets.

h	All or a portion of these securities were purchased on delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Bilateral credit default swap contracts outstanding as of September 30, 2018 were as follows (See Note 3):

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity Date	Notional amount[1]	Value	Upfront receipts(payments)	Unrealized appreciation (depreciation)
CDX-EMS30VI-5 Year Index	1.000%	Credit event as specified in contract	Citibank, N.A.	12/20/2023	$2,000,000	$41,712	$(44,683)	$(2,971)

1

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 88.7%

GOVERNMENT AGENCY DEBT - 54.3%
$ 200,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	10/02/18	$199,990
400,000	Federal Farm Credit Bank (FFCB)	0.010	10/04/18	399,935
1,000,000	FFCB	0.010	10/05/18	999,783
1,000,000	FFCB	0.010	10/12/18	999,404
600,000	FFCB	0.010	10/26/18	599,171
757,000	FFCB	0.010	10/29/18	755,791
750,000	FFCB	0.010	11/02/18	748,613
335,000	FFCB	0.010	11/09/18	334,260
500,000	FFCB	0.010	11/19/18	498,639
500,000	FFCB	0.010	11/21/18	498,541
1,000,000	FFCB	0.010	11/28/18	996,697
1,000,000	FFCB	0.010	12/04/18	996,356
1,530,000	FFCB	0.010	12/10/18	1,523,675
1,120,000	FFCB	0.010	12/11/18	1,115,317
100,000	FFCB	0.010	01/02/19	99,439
720,000	FFCB	0.010	01/11/19	715,614
100,000	FFCB	0.010	02/11/19	99,172
1,000,000	FFCB	0.010	02/19/19	990,992
225,000	FFCB	0.010	02/27/19	222,933
300,000	FFCB	0.010	03/19/19	296,690
200,000	FFCB	0.010	03/21/19	197,815
1,000,000	Federal Home Loan Bank (FHLB)	0.010	10/01/18	1,000,000
625,000	FHLB	0.010	10/03/18	624,932
865,000	FHLB	0.010	10/10/18	864,567
300,000	FHLB	0.010	10/16/18	299,753
500,000	FHLB	0.010	10/17/18	499,553
1,000,000	FHLB	0.010	10/19/18	999,015
940,000	FHLB	0.010	10/23/18	938,851
1,000,000	FHLB	0.010	10/24/18	998,722
690,000	FHLB	0.010	10/26/18	689,018
500,000	FHLB	0.010	10/29/18	499,222
500,000	FHLB	0.010	11/06/18	498,965
1,600,000	FHLB	0.010	11/07/18	1,596,595
700,000	FHLB	0.010	11/09/18	698,408
362,000	FHLB	0.010	11/13/18	361,135
1,000,000	FHLB	0.010	11/14/18	997,519
1,495,000	FHLB	0.010	11/16/18	1,491,002
590,000	FHLB	0.010	11/21/18	588,262
1,000,000	FHLB	0.010	11/23/18	996,923
500,000	FHLB	0.010	11/27/18	498,353
713,000	FHLB	0.010	11/30/18	710,570
300,000	FHLB	0.010	12/03/18	298,861
1,000,000	FHLB	0.010	12/07/18	996,036
1,500,000	FHLB	0.010	12/12/18	1,493,586
1,000,000	FHLB	0.010	12/14/18	995,591
555,000	FHLB	0.010	12/18/18	552,415
715,000	FHLB	0.010	12/21/18	711,549
148,000	FHLB	0.010	01/02/19	147,151
100,000	FHLB	0.010	01/04/19	99,406
100,000	FHLB	0.010	01/28/19	99,266
200,000	FHLB	0.010	02/14/19	198,300
580,000	FHLB	0.010	02/20/19	574,990
500,000	FHLB	0.010	03/08/19	494,958
800,000	FHLB	0.010	03/28/19	790,665

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 4,935,000		Federal Home Loan Mortgage Corp (FHLMC)		0.010%	10/11/18	$4,932,313
1,195,000		FHLMC		0.010	10/18/18	1,193,843
645,000		FHLMC		0.010	11/01/18	643,895
155,000		FHLMC		0.010	11/02/18	154,730
435,000		FHLMC		0.010	11/20/18	433,737
1,020,000		FHLMC		0.010	12/19/18	1,015,272
955,000		Federal National Mortgage Association (FNMA)		0.010	10/01/18	955,000
500,000		FNMA		0.010	10/02/18	499,974
1,000,000		FNMA		0.010	10/03/18	999,896
1,022,000		FNMA		0.010	10/09/18	1,021,566
1,000,000		FNMA		0.010	10/10/18	999,514
375,000		FNMA		0.010	10/12/18	374,780
645,000		FNMA		0.010	10/16/18	644,481
1,000,000		FNMA		0.010	10/17/18	999,111
1,400,000		FNMA		0.010	11/05/18	1,397,243
500,000		FNMA		0.010	11/06/18	498,970
500,000		FNMA		0.010	11/26/18	498,374
300,000		FNMA		1.625	11/27/18	299,784
1,747,000		FNMA		0.010	12/05/18	1,740,336
500,000		FNMA		0.010	12/19/18	497,647
1,000,000		Tennessee Valley Authority		0.010	10/16/18	999,135

		TOTAL GOVERNMENT AGENCY DEBT				57,392,567

TREASURY DEBT - 19.8%
2,625,000		United States Treasury Bill		0.010	10/04/18	2,624,579
1,270,000		United States Treasury Bill		0.010	10/11/18	1,269,419
1,420,000		United States Treasury Bill		0.010	10/18/18	1,418,693
1,000,000		United States Treasury Bill		0.010	10/25/18	998,683
663,000		United States Treasury Bill		0.010	11/01/18	661,880
1,500,000		United States Treasury Bill		0.010	11/08/18	1,497,158
1,200,000		United States Treasury Bill		0.010	11/15/18	1,196,997
1,500,000		United States Treasury Bill		0.010	11/29/18	1,495,016
1,180,000		United States Treasury Bill		0.010	12/06/18	1,175,885
1,300,000		United States Treasury Bill		0.010	12/13/18	1,294,543
1,240,000		United States Treasury Bill		0.010	12/20/18	1,234,174
1,105,000		United States Treasury Bill		0.010	12/27/18	1,099,313
1,044,000		United States Treasury Bill		0.010	01/03/19	1,038,275
983,000		United States Treasury Bill		0.010	01/10/19	977,043
780,000		United States Treasury Bill		0.010	01/24/19	774,481
500,000		United States Treasury Bill		0.010	02/14/19	495,844
455,000		United States Treasury Bill		0.010	02/21/19	451,047
300,000		United States Treasury Note		0.875	10/15/18	299,872
495,000		United States Treasury Note		1.000	11/30/18	494,114
500,000		United States Treasury Note		1.250	01/31/19	498,298

		TOTAL TREASURY DEBT				20,995,314

VARIABLE RATE SECURITIES - 14.6%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.100%	2.004	11/01/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.120%	2.048	11/19/18	500,000
300,000	i	FAMC	EFFR + 0.100%	2.280	11/30/18	300,000
500,000	i	FAMC	EFFR + 0.120%	2.300	12/28/18	500,000
300,000	i	FAMC	LIBOR 1 M - 0.075%	2.039	02/04/19	300,000
500,000	i	FAMC	LIBOR 1 M - 0.105%	1.999	03/01/19	500,000
500,000	i	FAMC	EFFR + 0.010%	2.190	04/01/19	500,000
500,000	i	FAMC	EFFR + 0.150%	2.330	09/27/19	500,000
500,000	i	FAMC	EFFR + 0.120%	2.300	02/26/20	500,000
500,000	i	Federal Farm Credit Bank (FFCB)	FRED - 3.020%	2.230	01/14/19	500,159
500,000	i	FFCB	LIBOR 3 M - 0.160%	2.179	01/15/19	500,000

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000	i	FFCB	LIBOR 1 M - 0.110%	2.106%	01/25/19	$500,008
500,000	i	FFCB	FRED - 3.020%	2.230	03/27/19	500,268
500,000	i	FFCB	LIBOR 1 M - 0.145%	1.928	03/29/19	499,988
500,000	i	FFCB	EFFR - 0.000%	2.180	04/15/19	499,889
500,000	i	FFCB	LIBOR 1 M - 0.125%	1.996	06/07/19	500,000
250,000	i	FFCB	FRED - 3.080%	2.170	06/27/19	250,018
250,000	i	FFCB	FRED - 3.080%	2.170	08/16/19	249,978
600,000	i	FFCB	FRED - 3.075%	2.175	09/25/19	599,526
300,000	i	FFCB	FRED - 3.080%	2.170	10/10/19	299,723
300,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.242	10/18/19	300,000
250,000	i	FFCB	FRED - 3.065%	2.185	12/26/19	249,876
300,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.247	01/27/20	300,000
500,000	i	FFCB	FRED - 2.980%	2.270	02/20/20	500,000
300,000	i	FFCB	FRED - 2.870%	2.380	05/29/20	300,000
500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.237	08/17/20	499,953
500,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.133	01/18/19	500,015
500,000	i	FHLB	LIBOR 1 M - 0.040%	2.172	02/22/19	500,110
400,000	i	FHLB	LIBOR 3 M - 0.235%	2.088	03/06/19	399,918
500,000	i	FHLB	LIBOR 1 M - 0.070%	2.069	07/12/19	499,996
230,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.165%	2.172	07/05/19	230,084
750,000	i	FHLMC	LIBOR 1 M - 0.100%	2.033	08/08/19	750,019
935,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.170%	2.362	10/31/18	935,187
500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.225	04/30/20	500,062

		TOTAL VARIABLE RATE SECURITIES				15,464,777

		TOTAL SHORT-TERM INVESTMENTS				93,852,658

		(Cost $93,852,658)
		TOTAL PORTFOLIO - 88.7% (Cost $93,852,658)				93,852,658
		OTHER ASSETS & LIABILITIES, NET - 11.3%				11,948,221

		NET ASSETS - 100.0%				$105,800,879

Abbreviation(s):

EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rates
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 101.1%(a)

FIXED INCOME - 50.6%
3,152,223	TIAA-CREF Life Bond Fund	$31,080,922

	TOTAL FIXED INCOME	31,080,922

INTERNATIONAL EQUITY - 10.0%
718,331	TIAA-CREF Life International Equity Fund	6,156,097

	TOTAL INTERNATIONAL EQUITY	6,156,097

U.S. EQUITY - 40.5%
344,646	TIAA-CREF Life Growth Equity Fund	5,672,871
332,221	TIAA-CREF Life Growth & Income Fund	6,245,757
375,269	TIAA-CREF Life Large-Cap Value Fund	5,557,728
95,523	TIAA-CREF Life Real Estate Securities Fund	1,252,310
80,636	TIAA-CREF Life Small-Cap Equity Fund	1,241,792
194,742	TIAA-CREF Life Stock Index Fund	4,983,449

	TOTAL U.S. EQUITY	24,953,907

	TOTAL TIAA-CREF LIFE FUNDS	62,190,926

	(Cost $56,790,952)
	TOTAL INVESTMENTS - 101.1%	62,190,926
	(Cost $56,790,952)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%	(695,967)

	NET ASSETS - 100.0%	$61,494,959

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedules of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedules of Investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedules of Investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2018, there were no material transfers between levels by the Funds.

As of September 30, 2018, 100% of the value of investments in the Real Estate Securities Fund and the Balanced Fund were valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer discretionary	$20,536,741	$1,148,336	$—	$21,685,077
Health care	17,124,985	1,589,880	—	18,714,865
Industrials	7,972,486	1,405,073	—	9,377,559
Telecommunication services	—	1,448,543	—	1,448,543
All other equity investments*	67,150,009	—	—	67,150,009
Short-term investments	106,288	850,000	—	956,288
Written options**	(8,544)	—	—	(8,544)
Total	$112,881,965	$6,441,832	$—	$119,323,797
Growth & Income
Equity investments:
Consumer discretionary	$19,996,240	$2,238,653	$—	$22,234,893
Consumer staples	11,179,831	782,626	—	11,962,457
Health care	24,470,592	1,741,272	—	26,211,864
Industrials	14,895,709	940,686	—	15,836,395
Information technology	45,086,974	997,288	—	46,084,262
All other equity investments*	35,536,128	—	—	35,536,128
Short-term investments	1,428,959	250,000	—	1,678,959
Purchased options	3,213	—	—	3,213
Written options**	(192,800)	—	—	(192,800)
Total	$152,404,846	$6,950,525	$—	$159,355,371

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments:
Consumer discretionary	$7,193823	$467,868	$—	$7,661,691
Energy	9,035,077	223,185	—	9,258,262
Financials	15,311,164	577,421	—	15,888,585
Industrials	5,290,862	670,557	160	5,961,579
Information technology	9,907,545	138,290	—	10,045,835
Materials	3,237,884	766,511	—	4,004,395
All other equity investments*	22,906,609	—	—	22,906,609
Short-term investments	1,221,982	650,000	—	1,871,982
Total	$74,104,946	$3,493,832	$160	$77,598,938
Small-Cap Equity
Equity investments*	$58,923,557	$—	$—	$58,923,557
Short-term investments	1,789,178	150,000	—	1,939,178
Total	$60,712,735	$150,000	$—	$60,862,735
Social Choice Equity
Equity investments*	$63,197,985	$—	$—	$63,197,985
Short-term investments	684,388	450,000	—	1,134,388
Futures contracts**	(1,266)	—	—	(1,266)
Total	$63,881,107	$450,000	$—	$64,331,107
Stock Index
Equity investments:
Financials	$67,184,456	$125	$—	$67,184,581
Health care	71,470,116	9	112	71,470,237
Materials	14,096,068	860	—	14,096,928
All other equity investments*	336,530,887	—	—	336,530,887
Short-term investments	5,344,041	5,350,000	—	10,694,041
Futures contracts**	3,115	—	—	3,115
Total	$494,628,683	$5,350,994	$112	$499,979,789
International Equity
Equity investments:
Asia	$—	$23,138,763	$—	$23,138,763
Europe	—	75,750,229	—	75,750,229
All other equity investments*	762,288	2,057,651	—	2,819,939
Short-term investments	2,030,938	2,500,000	—	4,530,938
Total	$2,793,226	$103,446,643	$—	$106,239,869
Bond
Bank loan obligations	$—	$2,503,334	$—	$2,503,334
Corporate bonds	—	70,787,805	—	70,787,805
Government bonds	—	77,480,910	—	77,480,910
Structured assets	—	38,445,830	123,267	38,569,097
Preferred stocks	124,536	—	—	124,536
Short-term investments	—	2,994,672	—	2,994,672
Swap contracts**	—	(2,971)	—	(2,971)
Total	$124,536	$192,209,580	$123,267	$192,457,383

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Schedules of Investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. The credit default swap contracts outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 9/30/18
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Funds:
Growth Equity	$5,379	$724	$1,116	$560	$451	$18	$5,673
Growth & Income	5,936	851	845	461	211	53	6,246
Large-Cap Value	5,300	1,239	663	419	(338)	76	5,558
Real Estate Securities	1,193	400	306	43	(35)	24	1,252
Small-Cap Equity	1,183	264	183	139	(36)	7	1,242
Stock Index	4,736	481	626	109	317	76	4,983
International Equity	5,947	1,371	656	52	(558)	67	6,156
Bond	29,621	4,923	2,114	(45)	(1,304)	813	31,081
	$59,295	$10,253	$6,509	$1,738	$(1,292)	$1,134	$62,191

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the Schedules of Investments. As of September 30, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At September 30, 2018, there were no unfunded loan commitments.

Net unrealized appreciation (depreciation): At September 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$74,162,756	$45,688,286	$(527,245)	$45,161,041
Growth & Income	102,576,326	58,102,619	(1,323,574)	56,779,045
Large-Cap Value	67,249,061	13,571,732	(3,221,855)	10,349,877
Real Estate Securities	54,270,664	18,602,046	(351,056)	18,250,990
Small-Cap Equity	52,112,759	10,989,952	(2,239,976)	8,749,976
Social Choice Equity	41,470,554	23,943,808	(1,083,255)	22,860,553
Stock Index	243,642,013	266,151,066	(9,813,290)	256,337,776
International Equity	106,807,697	7,136,934	(7,704,762)	(567,828)
Bond	197,248,155	328,154	(5,118,926)	(4,790,772)
Balanced	57,583,529	5,489,266	(881,869)	4,607,397

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: November 15, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: November 15, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer